UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  3/31/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Flex Cap Growth VIP Fund
	Shares	Value
Common Stocks 95.2%
Automobiles & Components 0.5%
[a] Tesla Inc	2,000	$532,260
Capital Goods 9.0%
3M Co	7,500	1,646,400
The Boeing Co	5,500	1,803,340
Fortive Corp	20,000	1,550,400
Raytheon Co	20,000	4,316,400
Rockwell Automation Inc	6,000	1,045,200
		10,361,740
Consumer Durables & Apparel 1.2%
NIKE Inc., B	20,000	1,328,800
Consumer Services 2.0%
Starbucks Corp	20,000	1,157,800
Vail Resorts Inc	5,000	1,108,500
		2,266,300
Diversified Financials 2.3%
CBOE Global Markets Inc	10,000	1,141,000
Intercontinental Exchange Inc	20,000	1,450,400
[a] Lexinfintech Holdings Ltd., ADR (China)	4,800	69,696
		2,661,096
Energy 1.3%
[a] Concho Resources Inc	10,000	1,503,300
Food & Staples Retailing 1.6%
Costco Wholesale Corp	10,000	1,884,300
Food, Beverage & Tobacco 2.6%
Constellation Brands Inc., A	13,000	2,962,960
Health Care Equipment & Services 6.2%
Becton, Dickinson and Co	5,000	1,083,500
Danaher Corp	12,490	1,222,896
[a] IDEXX Laboratories Inc	9,990	1,911,986
[a] Intuitive Surgical Inc	2,000	825,660
UnitedHealth Group Inc	10,000	2,140,000
		7,184,042
Household & Personal Products 1.3%
Estee Lauder Cos. Inc., A	10,000	1,497,200
Materials 0.6%
Albemarle Corp	8,000	741,920
Media 1.9%
[a] Charter Communications Inc., A	6,986	2,174,183
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
[a] Mettler-Toledo International Inc	2,500	1,437,575
[a] Regeneron Pharmaceuticals Inc	3,000	1,033,080
		2,470,655
Real Estate 4.3%
American Tower Corp	20,000	2,906,800
Equinix Inc	5,000	2,090,700
		4,997,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Retailing 13.2%
[a] Amazon.com Inc	7,000	$10,131,380
[a] Booking Holdings Inc	1,000	2,080,390
[a] Netflix Inc	9,990	2,950,546
		15,162,316
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices Inc	30,000	2,733,900
NVIDIA Corp	10,000	2,315,900
Xilinx Inc	35,000	2,528,400
		7,578,200
Software & Services 38.5%
Activision Blizzard Inc	40,000	2,698,400
[a] Adobe Systems Inc	10,000	2,160,800
[a] Alibaba Group Holding Ltd., ADR (China)	10,000	1,835,400
[a] Alphabet Inc., C	6,000	6,190,740
[a] Dropbox Inc., A	1,300	40,625
[a] Electronic Arts Inc	16,000	1,939,840
[a] Facebook Inc., A	30,000	4,793,700
Mastercard Inc., A	34,960	6,123,594
Microsoft Corp	70,000	6,388,900
[a] Pagseguro Digital Ltd. (Brazil)	6,100	233,752
[a] Salesforce.com Inc	32,000	3,721,600
[a] ServiceNow Inc	30,000	4,963,500
Visa Inc., A	26,470	3,166,341
[a] Zscaler Inc	4,100	115,087
		44,372,279
Total Common Stocks (Cost $62,787,205)		109,679,051

Short Term Investments (Cost $5,625,306) 4.9%
Money Market Funds 4.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	5,625,306	5,625,306
Total Investments (Cost $68,412,511) 100.1%		115,304,357
Other Assets, less Liabilities (0.1)%		(117,675)
Net Assets 100.0%		$115,186,682

See Abbreviations on page 116.

[a]Non-income producing.
[b]See Note 9 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

|2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Founding Funds Allocation VIP Fund
	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 33.2%
[a] Franklin Mutual Shares VIP Fund, Class 1	15,626,608	$314,719,881
Domestic Hybrid 33.7%
[a] Franklin Income VIP Fund, Class 1	19,483,042	318,937,395
Foreign Equity 33.1%
[a] Templeton Growth VIP Fund, Class 1	19,907,070	314,133,564
Total Investments in Underlying Funds (Cost $669,014,633)		947,790,840
Other Assets, less Liabilities 0.0%†		157,445
Net Assets 100.0%		$947,948,285

†Rounds to less than 0.1% of net assets.
aSee Note 8 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Global Real Estate VIP Fund
	Country	Shares	Value

Common Stocks 99.2%
Diversified Real Estate Activities 12.3%
CapitaLand Ltd	Singapore	723,695	$1,982,209
City Developments Ltd	Singapore	216,847	2,161,123
Mitsubishi Estate Co. Ltd	Japan	201,156	3,404,499
Mitsui Fudosan Co. Ltd	Japan	193,078	4,690,452
New World Development Co. Ltd	Hong Kong	1,580,585	2,231,281
Nomura Real Estate Holdings Inc	Japan	60,600	1,432,524
Sun Hung Kai Properties Ltd	Hong Kong	211,171	3,336,205
Tokyo Tatemono Co. Ltd	Japan	122,032	1,840,844
			21,079,137
Diversified REITs 10.3%
Activia Properties Inc	Japan	336	1,494,001
Gecina SA	France	14,706	2,556,524
GPT Group	Australia	402,161	1,474,212
Gramercy Property Trust	United States	32,200	699,706
Hispania Activos Inmobiliarios SOCIMI SA	Spain	102,637	2,185,124
Hulic REIT Inc	Japan	768	1,178,036
Kenedix Office Investment Corp	Japan	269	1,653,009
Land Securities Group PLC.	United Kingdom	153,383	2,016,749
PLA Administradora Industrial S de RL de CV	Mexico	537,907	898,792
Stockland	Australia	499,739	1,550,944
VEREIT Inc	United States	171,770	1,195,519
Washington REIT	United States	29,000	791,700
			17,694,316
Health Care REITs 4.8%
CareTrust REIT Inc	United States	35,500	475,700
HCP Inc	United States	76,389	1,774,516
Physicians Realty Trust	United States	50,781	790,660
Ventas Inc	United States	45,217	2,239,598
Welltower Inc	United States	54,876	2,986,901
			8,267,375
Hotel & Resort REITs 2.9%
Hoshino Resorts REIT Inc	Japan	112	586,007
Host Hotels & Resorts Inc	United States	137,606	2,564,976
MGM Growth Properties LLC, A	United States	23,900	634,306
Sunstone Hotel Investors Inc	United States	74,509	1,134,027
			4,919,316
Hotels, Resorts & Cruise Lines 0.7%
Hilton Worldwide Holdings Inc	United States	14,414	1,135,247
Industrial REITs 11.3%
First Industrial Realty Trust Inc	United States	63,353	1,851,808
Frasers Logistics & Industrial Trust.	Singapore	601,566	500,471
GLP J-REIT	Japan	1,181	1,285,858
Goodman Group	Australia	382,107	2,484,989
Mapletree Logistics Trust	Singapore	1,104,471	1,038,677
Nippon Prologis REIT Inc	Japan	605	1,303,769
Prologis Inc	United States	91,869	5,786,828
Rexford Industrial Realty Inc	United States	61,274	1,764,079
Segro PLC	United Kingdom	394,809	3,330,386
			19,346,865

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs 10.5%
Alexandria Real Estate Equities Inc	United States	23,421	$2,925,049
Boston Properties Inc	United States	23,085	2,844,534
Brandywine Realty Trust	United States	84,095	1,335,429
Cousins Properties Inc	United States	110,000	954,800
Derwent London PLC	United Kingdom	45,445	1,977,955
Dexus	Australia	280,600	2,020,922
Highwoods Properties Inc	United States	25,810	1,130,994
Kilroy Realty Corp	United States	29,244	2,075,154
SL Green Realty Corp	United States	19,322	1,870,949
Vornado Realty Trust	United States	12,327	829,607
			17,965,393
Real Estate Development 3.0%
CK Asset Holdings Ltd	Hong Kong	484,627	4,065,932
[a] Howard Hughes Corp	United States	7,540	1,049,040
			5,114,972
Real Estate Operating Companies 9.3%
ADO Properties SA	Germany	12,757	718,593
[b] ADO Properties SA, 144A	Germany	32,457	1,828,281
Aroundtown SA	Germany	155,062	1,203,578
Deutsche Wohnen SE	Germany	94,228	4,399,947
Fabege AB	Sweden	68,907	1,493,319
First Capital Realty Inc	Canada	53,264	840,413
Hemfosa Fastigheter AB.	Sweden	94,411	1,146,365
Hufvudstaden AB, A	Sweden	74,140	1,101,069
Hysan Development Co. Ltd	Hong Kong	246,065	1,301,052
Vonovia SE	Germany	39,477	1,957,665
			15,990,282
Residential REITs 10.5%
AvalonBay Communities Inc	United States	22,189	3,649,203
Camden Property Trust	United States	27,500	2,314,950
Canadian Apartment Properties REIT	Canada	61,575	1,773,608
Equity Lifestyle Properties Inc	United States	25,558	2,243,226
Equity Residential	United States	64,433	3,970,362
Essex Property Trust Inc	United States	6,052	1,456,595
Mid-America Apartment Communities Inc	United States	6,500	593,060
Unite Group PLC	United Kingdom	180,880	2,008,769
			18,009,773
Retail REITs 15.7%
Agree Realty Corp	United States	19,721	947,397
CapitaLand Mall Trust	Singapore	621,600	989,664
GGP Inc	United States	48,074	983,594
Link REIT	Hong Kong	288,337	2,461,342
The Macerich Co	United States	12,500	700,250
Realty Income Corp	United States	42,517	2,199,405
Regency Centers Corp	United States	36,639	2,160,968
Retail Properties of America Inc., A	United States	115,300	1,344,398
Scentre Group.	Australia	456,975	1,348,751
Simon Property Group Inc	United States	43,526	6,718,238
SmartCentres REIT	Canada	38,130	860,604
Taubman Centers Inc	United States	9,900	563,409
Unibail-Rodamco SE	France	16,128	3,688,959

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
Weingarten Realty Investors	United States	38,629	$1,084,702
Westfield Corp	Australia	137,030	898,974
			26,950,655
Specialized REITs 7.9%
American Tower Corp	United States	10,400	1,511,536
Coresite Realty Corp	United States	15,269	1,530,870
CubeSmart	United States	49,493	1,395,703
CyrusOne Inc	United States	11,267	576,983
Digital Realty Trust Inc	United States	29,168	3,073,724
Extra Space Storage Inc	United States	19,800	1,729,728
Iron Mountain Inc	United States	23,600	775,496
Public Storage.	United States	10,144	2,032,756
Weyerhaeuser Co	United States	25,300	885,500
			13,512,296
Total Common Stocks (Cost $117,488,231)			169,985,627

		Principal
		Amount

Short Term Investments (Cost $824,041) 0.5%
Repurchase Agreements 0.5%
[c] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $824,203)
BNP Paribas Securities Corp. (Maturity Value $375,012)
Deutsche Bank Securities Inc. (Maturity Value $25,427)
HSBC Securities (USA) Inc. (Maturity Value $421,893)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,871)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 -
2/05/20; [d]U.S. Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% -
3.50%, 11/30/19 - 3/31/22 (valued at $841,078)	United States $	824,041	824,041
Total Investments (Cost $118,312,272) 99.7%			170,809,668
Other Assets, less Liabilities 0.3%			588,869
Net Assets 100.0%			$171,398,537

See Abbreviations on page 116.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the value of this security was $1,828,281, representing 1.1% of net assets.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
dThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Growth and Income VIP Fund
	Country	Shares	Value

Common Stocks 85.1%
Consumer Discretionary 4.5%
Comcast Corp., A	United States	28,000	$956,760
Las Vegas Sands Corp	United States	14,700	1,056,930
Lowe’s Cos. Inc	United States	10,248	899,262
McDonald’s Corp	United States	5,500	860,090
Target Corp	United States	13,380	928,974
			4,702,016
Consumer Staples 7.9%
Anheuser-Busch InBev SA/NV, ADR	Belgium	10,137	1,114,462
The Kraft Heinz Co	United States	14,981	933,166
PepsiCo Inc	United States	22,598	2,466,572
The Procter & Gamble Co	United States	27,600	2,188,128
Walmart Inc	United States	18,100	1,610,357
			8,312,685
Energy 7.6%
Anadarko Petroleum Corp	United States	4,218	254,809
Chevron Corp	United States	22,868	2,607,867
Exxon Mobil Corp	United States	18,277	1,363,647
Occidental Petroleum Corp	United States	15,500	1,006,880
ONEOK Inc	United States	10,400	591,968
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,113	1,219,601
Suncor Energy Inc	Canada	25,382	876,694
			7,921,466
Financials 20.6%
Arthur J. Gallagher & Co	United States	14,566	1,001,121
Bank of America Corp	United States	66,300	1,988,337
BB&T Corp	United States	35,276	1,835,763
BlackRock Inc	United States	4,761	2,579,129
The Charles Schwab Corp	United States	4,703	245,591
JPMorgan Chase & Co	United States	43,000	4,728,710
MetLife Inc	United States	32,500	1,491,425
Morgan Stanley	United States	47,337	2,554,305
U.S. Bancorp	United States	43,355	2,189,427
Wells Fargo & Co	United States	56,350	2,953,303
			21,567,111
Health Care 10.0%
Baxter International Inc	United States	8,500	552,840
Eli Lilly & Co	United States	16,137	1,248,519
Johnson & Johnson	United States	7,265	931,010
Medtronic PLC	United States	26,181	2,100,240
Merck & Co. Inc	United States	32,500	1,770,275
Pfizer Inc	United States	60,963	2,163,577
UnitedHealth Group Inc	United States	8,100	1,733,400
			10,499,861
Industrials 12.7%
Cummins Inc	United States	10,669	1,729,338
General Electric Co	United States	77,132	1,039,739
Illinois Tool Works Inc	United States	7,711	1,208,005
Lockheed Martin Corp	United States	4,869	1,645,381
Norfolk Southern Corp	United States	8,800	1,194,864
Raytheon Co	United States	12,016	2,593,293

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
Republic Services Inc	United States	27,180	$1,800,132
Stanley Black & Decker Inc	United States	6,932	1,061,983
United Technologies Corp	United States	7,834	985,674
			13,258,409
Information Technology 12.0%
Apple Inc	United States	11,032	1,850,949
Broadcom Ltd	United States	2,241	528,092
Cisco Systems Inc	United States	45,289	1,942,445
Intel Corp	United States	18,657	971,657
Microsoft Corp	United States	42,876	3,913,292
Oracle Corp	United States	32,829	1,501,927
Texas Instruments Inc	United States	18,196	1,890,382
			12,598,744
Materials 4.7%
BASF SE	Germany	12,737	1,294,170
DowDuPont Inc	United States	25,573	1,629,256
International Paper Co	United States	22,220	1,187,215
Praxair Inc	United States	5,300	764,790
			4,875,431
Real Estate 1.5%
Equity Residential	United States	5,500	338,910
Host Hotels & Resorts Inc	United States	65,641	1,223,548
			1,562,458
Telecommunication Services 2.1%
Rogers Communications Inc., B	Canada	6,044	270,046
TELUS Corp	Canada	23,000	806,761
Verizon Communications Inc	United States	23,610	1,129,030
			2,205,837
Utilities 1.5%
Xcel Energy Inc	United States	35,496	1,614,358
Total Common Stocks (Cost $61,628,933)			89,118,376
Equity-Linked Securities 9.3%
Consumer Discretionary 1.3%
[a] Deutsche Bank AG into Amazon.com Inc., 5.00%, 144A.	United States	1,100	1,409,757
Energy 1.6%
[a] Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 6.00%, 144A	United States	17,000	940,453
[a] Credit Suisse AG into Schlumberger Ltd., 6.50%, 144A	United States	10,300	696,703
			1,637,156
Financials 2.1%
[a] Deutsche Bank AG into Bank of America Corp., 6.50%, 144A	United States	44,000	1,191,416
[a] UBS AG London into The Charles Schwab Corp., 6.50%, 144A.	United States	20,000	1,026,001
			2,217,417
Health Care 0.5%
[a] Deutsche Bank AG into Baxter International Inc., 4.50%, 144A	United States	8,000	522,652

|8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology 3.8%
[a] Barclays Bank PLC into Broadcom Ltd., 7.50%, 144A	United States	4,500	$1,066,327
[a] Goldman Sachs International into Apple Inc., 6.00%, 144A.	United States	7,000	1,147,345
[a] UBS AG London into Intel Corp., 7.00%, 144A	United States	40,000	1,726,135
			3,939,807
Total Equity-Linked Securities (Cost $9,235,654)			9,726,789
Convertible Preferred Stocks 3.6%
Health Care 1.7%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	30,200	1,764,586
Utilities 1.9%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	28,277	2,059,273
Total Convertible Preferred Stocks (Cost $3,074,574)			3,823,859
Total Investments before Short Term Investments
(Cost $73,939,161)			102,669,024

		Principal
		Amount
Short Term Investments (Cost $1,781,611) 1.7%
Repurchase Agreements 1.7%
[b] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $1,781,961)
BNP Paribas Securities Corp. (Maturity Value $810,792)
Deutsche Bank Securities Inc. (Maturity Value $54,973)
HSBC Securities (USA) Inc. (Maturity Value $912,151)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,045)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 -
2/05/20; [c]U.S. Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% -
3.50%, 11/30/19 - 3/31/22 (valued at $1,818,445)	United States $1,781,611		1,781,611
Total Investments (Cost $75,720,772) 99.7%			104,450,635
Other Assets, less Liabilities 0.3%			328,978
Net Assets 100.0%			$104,779,613

See Abbreviations on page 116.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $9,726,789, representing 9.3% of net assets.
bInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
cThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Income VIP Fund
	Country	Shares	Value

Common Stocks 45.8%
Consumer Discretionary 2.7%
Comcast Corp., A	United States	306,100	$10,459,437
Ford Motor Co	United States	7,138,995	79,100,065
Target Corp	United States	970,800	67,402,644
			156,962,146
Consumer Staples 3.9%
Anheuser-Busch InBev SA/NV, ADR	Belgium	512,500	56,344,250
The Coca-Cola Co	United States	1,325,000	57,544,750
Nestle SA	Switzerland	175,000	13,875,957
PepsiCo Inc	United States	384,000	41,913,600
Philip Morris International Inc	United States	350,000	34,790,000
The Procter & Gamble Co	United States	250,000	19,820,000
			224,288,557
Energy 7.9%
Anadarko Petroleum Corp	United States	600,000	36,246,000
Baker Hughes a GE Co., A	United States	725,000	20,133,250
BP PLC, ADR	United Kingdom	1,000,000	40,540,000
Chevron Corp	United States	1,055,000	120,312,200
Exxon Mobil Corp	United States	500,000	37,305,000
Occidental Petroleum Corp	United States	436,000	28,322,560
Royal Dutch Shell PLC, A, ADR.	United Kingdom	2,273,600	145,078,416
[a] Stone Energy Corp	United States	544,906	20,216,012
[a] Weatherford International PLC	United States	2,500,000	5,725,000
			453,878,438
Financials 6.1%
Bank of America Corp	United States	800,000	23,992,000
HSBC Holdings PLC	United Kingdom	3,500,000	32,676,795
JPMorgan Chase & Co	United States	690,100	75,890,297
MetLife Inc	United States	1,245,108	57,138,006
U.S. Bancorp.	United States	1,000,000	50,500,000
Wells Fargo & Co	United States	2,200,000	115,325,250
			355,522,348
Health Care 6.1%
AstraZeneca PLC	United Kingdom	750,000	51,516,569
Eli Lilly & Co	United States	300,000	23,211,000
Medtronic PLC	United States	400,000	32,088,000
Merck & Co. Inc	United States	806,100	43,908,267
[a,b] Mylan NV	United States	628,000	25,854,760
Pfizer Inc	United States	2,638,975	93,657,223
Roche Holding AG	Switzerland	136,500	31,359,075
Sanofi, ADR	France	1,208,292	48,428,343
			350,023,237
Industrials 2.3%
[a] CEVA Holdings LLC	United States	13,012	7,937,479
General Electric Co	United States	8,000,000	107,840,000
Republic Services Inc	United States	250,000	16,557,500
			132,334,979

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology 5.4%
Analog Devices Inc	United States	150,000	$13,669,500
Apple Inc	United States	645,317	108,271,286
Intel Corp	United States	1,300,000	67,704,000
Microsoft Corp	United States	1,000,000	91,270,000
Oracle Corp	United States	700,632	32,053,914
			312,968,700
Materials 3.7%
BASF SE	Germany	387,500	39,372,774
DowDuPont Inc	United States	1,250,000	79,637,500
Rio Tinto PLC, ADR	United Kingdom	1,800,000	92,754,000
			211,764,274
Real Estate 0.5%
Host Hotels & Resorts Inc	United States	1,500,000	27,960,000
Telecommunication Services 1.2%
BCE Inc	Canada	466,000	20,031,045
Verizon Communications Inc	United States	1,075,000	51,406,500
			71,437,545
Utilities 6.0%
Dominion Energy Inc	United States	1,101,638	74,283,450
Duke Energy Corp	United States	702,500	54,422,675
Great Plains Energy Inc	United States	777,900	24,729,441
Sempra Energy	United States	750,000	83,415,000
The Southern Co	United States	2,000,000	89,320,000
Xcel Energy Inc	United States	500,000	22,740,000
			348,910,566
Total Common Stocks (Cost $2,252,021,312)			2,646,050,790
Equity-Linked Securities 7.6%
Consumer Discretionary 1.4%
[c] Merrill Lynch International & Co. CV into General Motor Co., 8.00%, 144A	United States	1,425,000	54,562,245
[c] Wells Fargo Bank National Assn. into Target Corp., 8.00%, 144A	United States	400,000	28,829,289
			83,391,534
Energy 0.7%
[c] UBS AG London into Halliburton Co., 7.00%, 144A	United States	840,000	40,627,930
Industrials 2.3%
[c] Deutsche Bank AG into Union Pacific Corp., 6.50%, 144A	United States	450,000	61,351,732
[c] Morgan Stanley into Deere & Co., 6.00%, 144A	United States	550,000	69,078,300
			130,430,032
Information Technology 3.2%
[c] Deutsche Bank AG/London into Apple Inc., 6.00%, 144A	United States	410,000	67,059,397
[c] Goldman Sachs International into Analog Devices Inc., 6.50%, 144A.	United States	570,000	49,612,613
[c] Goldman Sachs International into Intel Corp., 6.00%, 144A	United States	1,700,000	67,514,774
			184,186,784
Total Equity-Linked Securities (Cost $430,797,000)			438,636,280

|11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares		Value

Convertible Preferred Stocks 2.0%
Financials 1.2%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600		$44,614,970
[a] FNMA, 5.375%, cvt. pfd	United States	475		8,550,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	15,000		19,350,000
				72,514,970
Industrials 0.2%
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	397		357,300
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	14,711		8,973,649
				9,330,949
Utilities 0.6%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	500,000		36,412,500
Total Convertible Preferred Stocks (Cost $122,796,231)				118,258,419

		Units

Index-Linked Notes (Cost $14,040,482) 0.2%
Financials 0.2%
[c,d] Morgan Stanley Finance LLC, senior note, 144A, 2.00%, 10/03/19	United States	106,000		13,929,460

		Principal
		Amount*

Convertible Bonds 1.1%
Energy 0.5%
Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	10,000,000		8,633,810
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	22,000,000		19,776,614
				28,410,424
Health Care 0.6%
[c] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	25,000,000	EUR	31,534,935
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	2,500,000		2,488,332
				34,023,267
Total Convertible Bonds (Cost $59,960,307)				62,433,691

Corporate Bonds 33.8%
Consumer Discretionary 3.8%
[c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	6,300,000		6,330,870
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	10,000,000		10,090,000
senior bond, 5.75%, 1/15/24	United States	9,000,000		9,157,500
[c] senior bond, 144A, 5.00%, 2/01/28	United States	5,000,000		4,712,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	35,000,000		31,718,750
senior note, 5.875%, 7/15/22	United States	40,000,000		38,350,000
senior note, 5.875%, 11/15/24	United States	9,400,000		8,413,000
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	9,300,000		9,537,383
[e] iHeartCommunications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	19,900,000		15,895,125
KB Home, senior bond, 7.50%, 9/15/22	United States	6,500,000		7,166,250
[c] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000		1,717,500
[c] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	10,000,000		10,162,500
senior note, 144A, 5.875%, 4/01/23.	United States	5,000,000		5,087,500

|12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
[c] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	7,500,000	$7,743,750
[c,f] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	10,000,000	8,762,500
[c] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	10,000,000	9,551,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	7,140,000	6,675,900
[c] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	7,000,000	6,938,750
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 5.50%, 3/01/25	United States	7,500,000	7,556,250
senior bond, 144A, 5.25%, 5/15/27	United States	7,400,000	7,270,500
[c] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	7,500,000	7,059,375
			219,896,903
Consumer Staples 0.5%
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	8,000,000	8,065,296
senior bond, 5.05%, 3/25/48	United States	3,900,000	4,109,677
senior note, 4.10%, 3/25/25	United States	5,100,000	5,139,287
[c] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	12,500,000	12,671,875
			29,986,135
Energy 7.0%
[c] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A,
10.00%, 4/01/22	United States	25,000,000	27,125,000
Bill Barrett Corp.,
senior bond, 7.00%, 10/15/22	United States	17,937,000	18,116,370
senior note, 8.75%, 6/15/25	United States	23,400,000	25,389,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
6.50%, 4/15/21	United States	13,500,000	13,162,500
Chesapeake Energy Corp.,
[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	29,388,000	31,114,545
senior bond, 6.125%, 2/15/21	United States	16,000,000	16,160,000
[c,f] senior bond, 144A, 8.00%, 6/15/27	United States	26,000,000	24,960,000
senior note, 5.375%, 6/15/21	United States	12,875,000	12,585,312
senior note, 4.875%, 4/15/22	United States	5,000,000	4,650,000
senior note, 5.75%, 3/15/23	United States	5,000,000	4,531,250
[c,f] senior note, 144A, 8.00%, 1/15/25.	United States	21,500,000	20,855,000
[g] senior note, FRN, 4.97%, (3-month USD LIBOR + 3.25%), 4/15/19	United States	14,000,000	13,965,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.50%, 5/01/21	United States	9,500,000	9,143,750
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	22,000,000	28,183,890
[c] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	6,400,000	6,857,063
[c] McDermott International Inc., secured note, second lien, 144A, 8.00%, 5/01/21 .	United States	17,592,000	18,053,790
Rex Energy Corp., second lien, 8.00%, 10/01/20	United States	5,000,000	1,450,000
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	27,000,000	24,975,000
Stone Energy Corp., senior note, 7.50%, 5/31/22	United States	6,452,837	6,598,026
[c,h] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	10,885,862	10,477,642
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	9,707,248	7,873,715
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	17,500,000	16,800,000
senior note, 7.75%, 6/15/21	United States	30,000,000	28,087,500
[f] senior note, 4.50%, 4/15/22	United States	11,900,000	9,936,500

|13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Weatherford International Ltd., (continued)
senior note, 8.25%, 6/15/23	United States	27,500,000	$23,993,750
			405,044,603
Financials 2.9%
[i] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,430,000
junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual.	United States	6,000,000	5,977,500
junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	6,000,000	6,368,100
[i] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,950,000
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,921,875
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,635,000
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	17,556,000
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual.	United States	25,000,000	25,843,750
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	10,381,350
[i] JPMorgan Chase & Co.,
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	40,000,000	40,254,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,308,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,101,500
[i] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,535,571
[i] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	6,600,000	6,806,910
			170,069,556
Health Care 9.6%
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	104,896,000	94,930,880
senior note, 7.125%, 7/15/20	United States	35,000,000	28,656,250
senior note, 6.875%, 2/01/22	United States	120,000,000	69,750,000
senior secured note, 5.125%, 8/01/21	United States	3,000,000	2,805,000
senior secured note, first lien, 6.25%, 3/31/23.	United States	35,000,000	32,418,750
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	5,000,000	4,890,625
senior bond, 5.00%, 5/01/25	United States	4,000,000	3,876,200
[c] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	10,000,000	7,225,000
senior note, 144A, 6.00%, 7/15/23.	United States	15,000,000	11,400,000
[c] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	22,500,000	18,562,500
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	7,781,250
senior note, 7.50%, 2/15/22	United States	25,000,000	27,531,250
senior secured note, first lien, 5.00%, 3/15/24.	United States	10,400,000	10,530,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	9,000,000	9,000,000
[f] Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	5,000,000	3,850,000
[c] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 5.75%, 8/01/22.	United States	24,200,000	20,812,000
senior note, 144A, 5.625%, 10/15/23	United States	14,300,000	11,511,500
senior note, 144A, 5.50%, 4/15/25.	United States	10,000,000	7,812,500
Tenet Healthcare Corp.,
[c] secured note, second lien, 144A, 5.125%, 5/01/25	United States	2,500,000	2,412,500
senior note, 8.125%, 4/01/22	United States	56,000,000	58,590,000
[f] senior note, 6.75%, 6/15/23	United States	58,200,000	57,181,500

|14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[c] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	4,589,000	$4,640,626
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	8,147,450
senior note, 144A, 5.375%, 3/15/20.	United States	23,559,000	23,772,209
senior note, 144A, 5.875%, 5/15/23.	United States	12,500,000	11,140,625
senior note, 144A, 9.00%, 12/15/25.	United States	5,000,000	4,987,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,500,000	4,708,125
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	3,000,000	3,108,750
			552,032,990
Industrials 1.0%
[h,j] CEVA Group PLC, senior secured note, first lien, 144A, PIK, 9.00%, 9/01/20	United Kingdom	13,230,336	13,491,676
[c] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	4,400,000	4,884,000
TransDigm Inc., senior sub. note, 6.00%, 7/15/22	United States	1,300,000	1,329,250
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	2,600,000	2,716,480
[c] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	11,000,000	10,697,500
[c] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	22,980,000	23,784,300
			56,903,206
Information Technology 1.8%
[c] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	16,500,000	16,561,875
[c] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	10,250,000
[c] Dell International LLC/EMC Corp.,
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	12,500,000	12,829,065
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	21,100,000	22,383,563
[c] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	5,000,000	5,050,000
senior note, 144A, 7.00%, 12/01/23.	United States	25,000,000	26,343,750
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	5,500,000	5,527,500
senior note, 6.375%, 12/15/23	United States	7,000,000	7,280,000
			106,225,753
Materials 1.6%
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note,
144A, 7.25%, 5/15/24	Luxembourg	5,900,000	6,305,625
[c] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	10,000,000	10,087,500
senior note, 144A, 7.25%, 4/15/25.	United States	23,000,000	23,517,500
[c] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000	15,251,471
[c] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 5/15/24.	Australia	6,700,000	6,666,500
senior secured note, 144A, 9.75%, 3/01/22	Australia	27,000,000	29,835,000
			91,663,596
Real Estate 0.7%
Equinix Inc., senior bond, 5.375%, 5/15/27	United States	16,500,000	16,788,750
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	18,000,000	17,527,500
iStar Inc., senior note, 5.00%, 7/01/19	United States	3,300,000	3,312,524
			37,628,774

|15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services 2.4%
[c] SFR Group SA, senior note, first lien, 144A, 6.00%, 5/15/22	France	10,000,000	$9,787,500
Sprint Capital Corp., senior note, 6.90%, 5/01/19.	United States	13,500,000	13,938,750
Sprint Communications Inc.,
senior bond, 11.50%, 11/15/21	United States	30,000,000	34,950,000
senior note, 7.00%, 8/15/20	United States	7,500,000	7,818,750
senior note, 6.00%, 11/15/22	United States	3,000,000	2,951,250
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000	38,390,625
senior bond, 7.125%, 6/15/24	United States	8,200,000	8,015,500
senior note, 7.625%, 3/01/26	United States	8,000,000	7,830,000
[c] Sprint Spectrum Co. LLC, first lien, senior secured note, 144A, 5.152%, 9/20/29 .	United States	16,000,000	16,100,000
			139,782,375
Utilities 2.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	22,000,000	20,185,000
senior note, 5.375%, 1/15/23	United States	20,000,000	19,221,000
senior note, 5.50%, 2/01/24	United States	16,375,000	14,962,656
Dynegy Inc.,
senior note, 6.75%, 11/01/19	United States	32,494,000	33,143,880
senior note, 7.375%, 11/01/22	United States	20,000,000	21,125,000
senior note, 5.875%, 6/01/23	United States	8,000,000	8,241,600
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	24,999,625
			141,878,761
Total Corporate Bonds (Cost $1,940,925,125)			1,951,112,652

[g] Senior Floating Rate Interests 4.2%
Consumer Discretionary 1.6%
24 Hour Fitness Worldwide Inc., Term Loan, 6.052%, (LIBOR + 3.75%), 5/28/21.	United States	4,465,206	4,490,323
Academy Ltd., Initial Term Loan, 5.887% - 6.017%, (LIBOR + 4.00%), 7/02/22	United States	1,575,452	1,262,988
Belk Inc., Closing Date Term Loan, 6.458%, (LIBOR + 4.75%), 12/12/22	United States	24,475,533	21,306,833
BJ’s Wholesale Club Inc.,
Second Lien Initial Term Loans, 9.191%, (LIBOR + 7.50%), 3/24/25	United States	6,000,000	6,035,628
Tranche B Term Loans, 5.191%, (LIBOR + 3.50%), 3/27/24	United States	10,944,862	10,949,842
[e] iHeartCommunications Inc.,
Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	45,864,664	36,368,614
Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19	United States	13,142,769	10,393,236
			90,807,464
Consumer Staples 0.3%
Almonde Inc., Dollar Term Loan, 5.484%, (LIBOR + 3.50%), 6/13/24	United States	14,925,000	14,930,179
Energy 0.2%
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	11,000,000	10,627,034
Health Care 0.5%
[k,l] Amneal Holdings LLC, Term B Loan, TBD, 3/23/25	United States	25,000,000	25,046,875
Community Health Systems Inc., 2021 Term H Loans, 4.984%, (LIBOR +
3.00%), 1/15/21	United States	6,570,898	6,329,510
			31,376,385

|16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Industrials 0.9%
CEVA Group PLC, Pre-Funded L/C, 6.50%, (LIBOR + 5.50%), 3/19/21	United Kingdom	4,865,761	$4,791,266
CEVA Intercompany BV, Dutch BV Term Loan, 7.272%, (LIBOR + 5.50%),
3/19/21	United Kingdom	4,938,747	4,863,135
CEVA Logistics Canada ULC, Canadian Term Loan, 7.272%, (LIBOR + 5.50%),
3/19/21	Canada	851,508	838,472
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 7.272%, (LIBOR + 5.50%),
3/19/21	United Kingdom	6,812,065	6,707,772
Commercial Barge Line Co., Initial Term Loan, 10.627%, (LIBOR + 8.75%),
11/12/20	United States	9,000,000	5,394,375
Vertiv Group Corp., Term B Loans, 5.887%, (LIBOR + 4.00%), 11/30/23	United States	8,574,569	8,644,023
West Corp., Term B Loans, 5.877%, (LIBOR + 4.00%), 10/10/24	United States	17,593,575	17,751,178
			48,990,221
Information Technology 0.2%
MH Sub I LLC and Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 5.527%, (LIBOR + 3.75%), 9/15/24	United States	8,964,975	8,978,046
Second Lien Initial Term Loan, 9.277%, (LIBOR + 7.50%), 9/15/25	United States	5,000,000	5,071,875
			14,049,921
Telecommunication Services 0.1%
Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.127%, (LIBOR
+ 8.25%), 11/01/25	United States	6,000,000	6,082,500
Utilities 0.4%
Intergen NV, Term Advance, 6.24%, (LIBOR + 4.50%), 6/13/20	Netherlands	12,005,113	12,072,641
Talen Energy Supply LLC,
Term B-1 Loans, 5.877%, (LIBOR + 4.00%), 7/15/23	United States	5,940,000	5,865,750
Tranche B-2 Term Loan, 5.877%, (LIBOR + 4.00%), 4/13/24	United States	7,904,000	7,785,440
			25,723,831
Total Senior Floating Rate Interests (Cost $255,851,337)			242,587,535

		Shares

Escrows and Litigation Trusts 0.0%
[a,m] Impax Laboratories Inc., Escrow Account	United States	2,500,000	—
[a,m] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
Total Escrows and Litigation Trusts
(Cost $62,602)			—
Total Investments before Short Term Investments
(Cost $5,076,454,396)			5,473,008,827

Short Term Investments 4.1%
Money Market Funds (Cost $232,197,207) 4.0%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 1.24%.	United States	232,197,207	232,197,207
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds (Cost $3,737,000) 0.1%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 1.24%.	United States	3,737,000	3,737,000

|17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments (continued)
Investments from Cash Collateral Received for Loaned
Securities (continued)
Repurchase Agreement (Cost $894,764) 0.0%†
[p] Joint Repurchase Agreement, 1.80%, 4/02/18 (Maturity Value $894,943)
BNP Paribas Securities Corp.
Collateralized by [q]U.S. Treasury Bill, 6/14/18; U.S. Treasury Bond, 8.125% -
9.125%, 5/15/18 - 8/15/19; U.S. Treasury Note, 1.50%, 7/15/20;
[g]U.S.Treasury Note, FRN, 1.792%, 4/30/19 (Valued at $912,662)	United States	894,764	$894,764
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $4,631,764)			4,631,764
Total Investments (Cost $5,313,283,367) 98.8%			5,709,837,798
Options Written (0.0)%†			(188,400)
Other Assets, less Liabilities 1.2%.			69,457,419
Net Assets 100.0%			$5,779,106,817

	Number of	Notional
	Contracts	Amount*
Options Written (Premiums received $392,868) (0.0)%†
Calls - Exchange-Traded
Mylan NV, April Strike Price $45, Expires 4/20/18	6,280	628,000	(188,400)

See Abbreviations on page 116.

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at period end.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $1,149,234,259, representing 19.9% of net assets.
dSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom
Enhanced SPX B Index 20 Delta.
eDefaulted security or security for which income has been deemed uncollectible.
fA portion or all of the security is on loan at March 31, 2018.
gThe coupon rate shown represents the rate at period end.
hIncome may be received in additional securities and/or cash.
iPerpetual security with no stated maturity date.
jSee Note 6 regarding restricted securities.
kSecurity purchased on a delayed delivery basis.
lA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
mFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
nSee Note 9 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day effective yield at period end.
pInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
qThe security was issued on a discount basis with no stated coupon rate.

|18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Large Cap Growth VIP Fund
	Shares	Value

Common Stocks 97.8%
Consumer Discretionary 13.9%
[a] Amazon.com Inc	6,757	$9,779,676
Aptiv PLC	5,904	501,663
[a] Booking Holdings Inc	820	1,705,920
[a] Charter Communications Inc., A	5,185	1,613,676
[a] Iqiyi Inc., ADR (China)	30,400	472,720
Las Vegas Sands Corp	20,291	1,458,923
[a] Netflix Inc	3,089	912,336
The Walt Disney Co	7,761	779,515
		17,224,429
Consumer Staples 3.6%
Constellation Brands Inc., A	8,647	1,970,824
[a] Hostess Brands Inc., A	20,481	302,914
[a] Monster Beverage Corp	20,889	1,195,060
Pinnacle Foods Inc	18,666	1,009,830
		4,478,628
Energy 1.1%
[a] Diamondback Energy Inc	11,086	1,402,601
Financials 7.3%
[a] Athene Holding Ltd., A	23,435	1,120,427
The Charles Schwab Corp	45,008	2,350,318
Intercontinental Exchange Inc	17,225	1,249,157
MarketAxess Holdings Inc	7,813	1,698,859
S&P Global Inc	6,749	1,289,464
[a] SVB Financial Group	5,520	1,324,855
		9,033,080
Health Care 9.8%
AbbVie Inc	6,249	591,468
[a] ABIOMED Inc	4,132	1,202,371
Bristol-Myers Squibb Co	13,938	881,578
[a] Celgene Corp	14,552	1,298,184
[a] Clovis Oncology Inc	7,799	411,787
[a] Edwards Lifesciences Corp	12,371	1,726,002
[a] Heron Therapeutics Inc	27,758	766,121
[a] Incyte Corp	6,711	559,228
[a] Intuitive Surgical Inc	1,659	684,885
Medtronic PLC	8,071	647,455
[a] Nevro Corp	7,966	690,413
UnitedHealth Group Inc	12,676	2,712,664
		12,172,156
Industrials 11.3%
Allegiant Travel Co	2,893	499,187
The Boeing Co	5,331	1,747,928
[a] CoStar Group Inc	6,136	2,225,404
Honeywell International Inc	9,065	1,309,983
[a] IHS Markit Ltd	27,459	1,324,622
Raytheon Co	14,585	3,147,735
Rockwell Automation Inc	3,754	653,947
Roper Technologies Inc	3,261	915,330
Stanley Black & Decker Inc	7,248	1,110,394
[a] Univar Inc	26,142	725,441

Quarterly Statement of Investments | See Notes to Statements of Investments. | 19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Industrials (continued)
[a] Verisk Analytics Inc	2,991	$311,064
		13,971,035
Information Technology 44.6%
[a] 2U Inc	7,496	629,889
[a] Adobe Systems Inc	11,540	2,493,563
[a] Alibaba Group Holding Ltd., ADR (China)	5,331	978,452
[a] Alphabet Inc., A	3,629	3,763,781
[a] Alphabet Inc., C	1,014	1,046,235
Amphenol Corp., A	3,513	302,575
Analog Devices Inc	9,752	888,700
Apple Inc	35,525	5,960,385
Applied Materials Inc	25,043	1,392,641
[a] Autodesk Inc	12,220	1,534,588
Broadcom Ltd	7,516	1,771,145
[a] Electronic Arts Inc	10,275	1,245,741
[a] Facebook Inc., A	27,933	4,463,414
[a] Fiserv Inc	14,052	1,002,048
[a] InterXion Holding NV (Netherlands)	17,193	1,067,857
Mastercard Inc., A	34,743	6,085,584
Microsoft Corp	54,017	4,930,132
Monolithic Power Systems	5,946	688,368
NVIDIA Corp	10,644	2,465,044
[a] Pagseguro Digital Ltd. (Brazil)	13,991	536,135
[a] PayPal Holdings Inc	11,738	890,562
[a] Salesforce.com Inc	16,134	1,876,384
[a] ServiceNow Inc	18,178	3,007,550
Visa Inc., A	43,318	5,181,699
Xilinx Inc	13,713	990,627
		55,193,099
Materials 1.7%
[a] Axalta Coating Systems Ltd	23,209	700,680
Ecolab Inc	5,701	781,436
[a] Ingevity Corp	8,218	605,584
		2,087,700
Real Estate 4.5%
American Tower Corp	9,193	1,336,111
Equinix Inc	2,422	1,012,735
[a] SBA Communications Corp., A	19,002	3,247,822
		5,596,668
Total Common Stocks (Cost $64,067,183)		121,159,396

|20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Principal
	Amount	Value

Short Term Investments (Cost $2,810,258) 2.3%
Repurchase Agreements 2.3%
[b] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $2,810,811)
BNP Paribas Securities Corp. (Maturity Value $1,278,919)
Deutsche Bank Securities Inc. (Maturity Value $86,714)
HSBC Securities (USA) Inc. (Maturity Value $1,438,797)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $6,381)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 - 2/05/20; [c]U.S.
Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% - 3.50%, 11/30/19 - 3/31/22 (valued
at $2,868,360)	$2,810,258	$2,810,258
Total Investments (Cost $66,877,441) 100.1%		123,969,654
Other Assets, less Liabilities (0.1)%		(140,133)
Net Assets 100.0%		$123,829,521

See Abbreviations on page 116.

aNon-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
cThe security was issued on a discount basis with no stated coupon rate.

|21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Mutual Global Discovery VIP Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 90.9%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	755,507	$6,163,141
Auto Components 0.7%
[a,b,c] International Automotive Components Group Brazil LLC.	Brazil	424,073	17,622
[a,b,c] International Automotive Components Group North America LLC	United States	4,052,916	1,988,061
Toyo Tire & Rubber Co. Ltd	Japan	136,700	2,356,697
			4,362,380
Automobiles 0.9%
General Motors Co	United States	160,800	5,843,472
Banks 12.2%
Barclays PLC	United Kingdom	1,564,265	4,532,304
BNP Paribas SA	France	70,714	5,242,202
CIT Group Inc	United States	136,169	7,012,703
Citigroup Inc	United States	162,150	10,945,125
Citizens Financial Group Inc	United States	280,123	11,759,564
First Horizon National Corp	United States	420,173	7,911,858
HSBC Holdings PLC	United Kingdom	438,755	4,096,316
JPMorgan Chase & Co	United States	42,286	4,650,191
Societe Generale SA	France	157,880	8,589,829
Standard Chartered PLC	United Kingdom	374,211	3,742,070
Wells Fargo & Co	United States	180,420	9,455,812
			77,937,974
Beverages 0.5%
PepsiCo Inc	United States	31,597	3,448,812
Building Products 0.7%
Johnson Controls International PLC	United States	125,900	4,436,716
Capital Markets 1.4%
Credit Suisse Group AG	Switzerland	191,359	3,208,378
Deutsche Bank AG	Germany	207,029	2,888,924
[a] Guotai Junan Securities Co. Ltd	China	1,275,797	2,769,797
			8,867,099
Chemicals 1.2%
Monsanto Co	United States	64,910	7,574,348
Communications Equipment 3.0%
Cisco Systems Inc	United States	228,680	9,808,085
Nokia OYJ, A	Finland	611,269	3,377,716
Nokia OYJ, ADR	Finland	1,095,886	5,994,497
			19,180,298
Construction Materials 0.7%
LafargeHolcim Ltd., B.	Switzerland	78,676	4,314,517
Consumer Finance 1.3%
Ally Financial Inc	United States	93,416	2,536,245
Capital One Financial Corp	United States	60,788	5,824,706
			8,360,951
Diversified Financial Services 0.8%
Voya Financial Inc	United States	101,650	5,133,325

Quarterly Statement of Investments | See Notes to Statements of Investments. | 22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 1.4%
Koninklijke KPN NV	Netherlands	3,049,719	$9,156,799
Electric Utilities 2.0%
Enel SpA	Italy	1,518,253	9,296,701
PG&E Corp	United States	79,400	3,488,042
			12,784,743
Energy Equipment & Services 0.8%
Baker Hughes a GE Co., A	United States	178,964	4,969,830
Equity Real Estate Investment Trusts (REITs) 0.0%†
VICI Properties Inc	United States	4,336	79,435
Food & Staples Retailing 2.1%
CVS Health Corp	United States	97,591	6,071,136
[a] Rite Aid Corp	United States	391,098	657,045
Walgreens Boots Alliance Inc	United States	102,904	6,737,125
			13,465,306
Health Care Equipment & Supplies 4.6%
Koninklijke Philips NV.	Netherlands	328,294	12,605,451
Medtronic PLC	United States	197,510	15,844,252
Stryker Corp	United States	6,479	1,042,601
			29,492,304
Hotels, Restaurants & Leisure 2.5%
Accor SA	France	235,064	12,699,424
Sands China Ltd	Hong Kong	648,800	3,488,350
			16,187,774
Independent Power & Renewable Electricity Producers 0.7%
[a] Vistra Energy Corp	United States	199,533	4,156,272
Industrial Conglomerates 1.7%
General Electric Co	United States	823,100	11,095,388
Insurance 9.0%
Alleghany Corp	United States	2,730	1,677,421
American International Group Inc	United States	177,333	9,650,462
China Pacific Insurance Group Co. Ltd., H	China	1,281,108	5,737,303
Chubb Ltd	United States	37,066	5,069,517
The Hartford Financial Services Group Inc	United States	149,696	7,712,338
MetLife Inc	United States	67,226	3,085,001
NN Group NV	Netherlands	289,344	12,847,765
RSA Insurance Group PLC	United Kingdom	573,301	5,067,711
T&D Holdings Inc	Japan	199,721	3,173,471
XL Group Ltd	Bermuda	67,099	3,707,891
			57,728,880
IT Services 1.7%
Cognizant Technology Solutions Corp., A	United States	130,860	10,534,230
Media 8.1%
[a] Charter Communications Inc., A	United States	30,386	9,456,731
[a] DISH Network Corp., A	United States	139,003	5,266,824
Sky PLC	United Kingdom	536,386	9,765,026
Time Warner Inc	United States	161,382	15,263,509

|23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Media (continued)
The Walt Disney Co	United States	118,700	$11,922,228
			51,674,318
Metals & Mining 1.3%
[a] Freeport-McMoRan Inc	United States	163,070	2,865,140
thyssenkrupp AG	Germany	159,357	4,160,355
Warrior Met Coal Inc	United States	54,024	1,513,212
			8,538,707
Multi-Utilities 0.5%
innogy SE.	Germany	63,784	3,023,168
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp	United States	63,500	3,836,035
BP PLC	United Kingdom	1,028,014	6,912,733
Crescent Point Energy Corp	Canada	589,800	4,005,930
JXTG Holdings Inc	Japan	669,532	4,055,689
Kinder Morgan Inc	United States	428,870	6,458,782
Marathon Oil Corp	United States	382,565	6,170,773
Plains All American Pipeline LP.	United States	169,000	3,723,070
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	274,707	8,727,004
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	5,622,393
The Williams Cos. Inc	United States	196,601	4,887,501
			54,399,910
Pharmaceuticals 8.4%
Eli Lilly & Co	United States	165,580	12,810,925
GlaxoSmithKline PLC.	United Kingdom	670,728	13,118,912
Merck & Co. Inc	United States	240,018	13,073,780
Novartis AG, ADR	Switzerland	184,321	14,902,353
			53,905,970
Software 5.3%
[a] Avaya Holdings Corp	United States	19,625	439,600
[a] Avaya Holdings Corp., wts., 12/15/22	United States	5,179	28,484
[a] Check Point Software Technologies Ltd	Israel	101,567	10,089,666
[a] Dell Technologies Inc., V	United States	33,415	2,446,312
Microsoft Corp	United States	139,236	12,708,070
Symantec Corp	United States	305,861	7,906,507
			33,618,639
Specialty Retail 0.5%
[a] Dufry AG	Switzerland	23,184	3,042,338
Kingfisher PLC	United Kingdom	29,791	122,264
			3,164,602
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co	United States	298,680	5,238,847
Samsung Electronics Co. Ltd	South Korea	4,454	10,326,669
			15,565,516

|24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Tobacco 3.5%
Altria Group Inc	United States	107,584	$6,704,635
British American Tobacco PLC	United Kingdom	188,332	10,916,110
British American Tobacco PLC, ADR	United Kingdom	83,985	4,845,095
			22,465,840
Wireless Telecommunication Services 1.5%
Vodafone Group PLC	United Kingdom	3,618,505	9,860,791
Total Common Stocks and Other Equity Interests
(Cost $478,490,030)			581,491,455

Management Investment Companies (Cost $3,414,383) 0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	52,100	3,857,484
Preferred Stocks (Cost $7,441,859) 1.2%
Automobiles 1.2%
[d] Volkswagen AG, 1.276%, pfd	Germany	40,296	8,011,982

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 1.4%
[e] Belk Inc., Closing Date Term Loan, 6.458%, (LIBOR + 4.75%), 12/12/22	United States $	936,220	815,013
[e] Cumulus Media Holdings Inc., Term Loans, 5.14%, (LIBOR + 3.25%), 12/23/20	United States	2,479,089	2,122,720
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	3,610,000	3,037,201
senior note, 11.00%, 9/15/25	United States	4,065,000	3,066,535
Total Corporate Notes and Senior Floating Rate Interests
(Cost $9,832,743)			9,041,469

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.8%
[b,c,f] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[f] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	4,140,720
[e] Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	6,889,154	5,462,789
[e] Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19	United States	2,213,880	1,750,726
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $13,981,307)			11,354,235

		Shares

Companies in Liquidation 0.1%
[a,b,g] Avaya Holdings Corp., Contingent Distribution.	United States	1,270,000	—
[a,b,g] Avaya Inc., Contingent Distribution.	United States	1,668,000	—
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,h] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	387,482
[a,b] NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,b,g] Tribune Media, Litigation Trust, Contingent Distribution.	United States	57,557	—
[a,g] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	11,807,264	118,073

|25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
	Country	Shares	Value
Companies in Liquidation (continued)
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	199,534	$129,697
Total Companies in Liquidation (Cost $2,228,258)			635,252
Total Investments before Short Term Investments
(Cost $515,388,580)			614,391,877

		Principal
		Amount
Short Term Investments 3.3%
U.S. Government and Agency Securities 3.3%
[i] FHLB, 4/02/18	United States $	5,800,000	5,800,000
[i] U.S. Treasury Bill,
[j] 4/12/18 - 8/02/18.	United States	10,000,000	9,959,910
4/05/18 - 9/13/18.	United States	5,500,000	5,481,368
Total U.S. Government and Agency Securities
(Cost $21,243,345)			21,241,278
Total Investments (Cost $536,631,925) 99.3%.			635,633,155
Securities Sold Short (0.7)%			(4,300,429)
Other Assets, less Liabilities 1.4%.			8,544,664
Net Assets 100.0%			$639,877,390

		Shares
Securities Sold Short (0.7)%
Common Stocks (0.7)%
Diversified Telecommunication Services (0.1)%
AT&T Inc	United States	24,066	(857,953)
Internet Software & Services (0.6)%
Alibaba Group Holding Ltd., ADR	China	18,756	(3,442,476)
Total Securities Sold Short (Proceeds $4,211,733)			$(4,300,429)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dVariable rate security. The rate shown represents the yield at period end.
eThe coupon rate shown represents the rate at period end.
fDefaulted security or security for which income has been deemed uncollectible.
gContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
hBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $3,290,941, representing 0.5% of net assets.

|26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD			Short	208	$32,132,100	6/18/18	$150,676
GBP/USD			Short	232	20,384,100	6/18/18	(185,241)
Total Futures Contracts.							$(34,565)

*As of period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	128,682	$158,531	4/18/18	$19	$—
Euro	BOFA	Buy	1,383,756	1,718,593	4/18/18	—	(13,658)
Euro	BOFA	Sell	61,461,001	77,024,341	4/18/18	1,297,911	—
Euro	BONY	Buy	1,184,432	1,462,153	4/18/18	—	(2,807)
Euro	HSBK	Buy	130,700	160,762	4/18/18	275	—
Euro	HSBK	Buy	367,941	457,515	4/18/18	—	(4,173)
Euro	SSBT	Buy	221,135	274,023	4/18/18	—	(1,561)
Euro	UBSW	Buy	179,800	220,984	4/18/18	548	—
Euro	UBSW	Buy	422,336	524,627	4/18/18	—	(4,266)
Japanese Yen	HSBK	Buy	4,206,202	39,784	4/20/18	—	(199)
Japanese Yen	HSBK	Buy	126,319,220	1,180,159	4/20/18	8,639	—
Japanese Yen	HSBK	Sell	11,554,261	108,594	4/20/18	—	(144)
Japanese Yen	HSBK	Sell	14,552,166	137,404	4/20/18	453	—
Japanese Yen	UBSW	Buy	6,424,955	60,740	4/20/18	—	(276)
Japanese Yen	UBSW	Buy	122,021,803	1,139,831	4/20/18	8,523	—
Japanese Yen	UBSW	Sell	576,939,092	5,446,170	4/20/18	16,561	—
British Pound	BOFA	Buy	708,958	1,001,177	4/24/18	—	(5,407)
British Pound	BOFA	Buy	1,123,530	1,562,473	4/24/18	15,584	—
British Pound	BOFA	Sell	51,583	72,857	4/24/18	406	—
British Pound	HSBK	Buy	258,747	365,474	4/24/18	—	(2,050)
British Pound	HSBK	Buy	2,857,493	3,984,793	4/24/18	28,708	—
British Pound	HSBK	Sell	29,599,088	40,985,561	4/24/18	—	(587,934)
British Pound	SSBT	Buy	648,706	907,937	4/24/18	3,206	—
British Pound	UBSW	Buy	200,000	282,636	4/24/18	—	(1,726)
British Pound	UBSW	Buy	2,814,724	3,912,306	4/24/18	41,124	—
Swiss Franc	UBSW	Sell	3,049,579	3,232,856	5/07/18	33,028	—

|27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
Forward Exchange Contracts (continued)
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK Sell	10,800,170,550	$10,012,940	5/11/18	$—	$(161,949)
Total Forward Exchange Contracts					$1,454,985	$(786,150)
Net unrealized appreciation (depreciation)					$668,835
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 116.

|28

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Mutual Shares VIP Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 90.0%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	4,337,775	$35,385,934
Auto Components 0.6%
The Goodyear Tire & Rubber Co	United States	632,638	16,815,518
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	1,730,515	71,911
[a,b,c] International Automotive Components Group North America LLC	United States	15,382,424	7,545,479
			24,432,908
Automobiles 1.1%
General Motors Co	United States	1,190,330	43,256,592
Banks 10.2%
Barclays PLC.	United Kingdom	10,534,300	30,522,096
CIT Group Inc	United States	757,326	39,002,289
Citigroup Inc	United States	892,919	60,272,032
Citizens Financial Group Inc	United States	1,796,866	75,432,435
[a] FCB Financial Holdings Inc., A	United States	493,723	25,229,245
Guaranty Bancorp	United States	209,583	5,941,678
JPMorgan Chase & Co	United States	733,020	80,610,209
State Bank Financial Corp	United States	352,200	10,569,522
Wells Fargo & Co	United States	1,389,360	72,816,358
			400,395,864
Beverages 0.9%
PepsiCo Inc	United States	319,942	34,921,669
Building Products 0.7%
Johnson Controls International PLC	United States	784,700	27,652,828
Chemicals 1.2%
[a,b,d] Dow Corning Corp., Contingent Distribution.	United States	100,000	—
Monsanto Co	United States	405,580	47,327,130
			47,327,130
Communications Equipment 3.0%
Cisco Systems Inc	United States	1,940,880	83,244,343
Nokia OYJ, A	Finland	3,254,727	17,984,789
Nokia OYJ, ADR	Finland	3,299,845	18,050,152
			119,279,284
Construction & Engineering 0.9%
Chicago Bridge & Iron Co. NV	United States	359,934	5,183,050
Fluor Corp	United States	528,682	30,251,184
			35,434,234
Construction Materials 0.8%
LafargeHolcim Ltd., B	Switzerland	547,060	30,000,249
Consumer Finance 1.7%
Ally Financial Inc	United States	763,354	20,725,061
Capital One Financial Corp	United States	471,385	45,168,111
			65,893,172
Containers & Packaging 1.7%
International Paper Co	United States	878,375	46,931,576
WestRock Co	United States	325,371	20,879,057
			67,810,633

Quarterly Statement of Investments | See Notes to Statements of Investments. | 29

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 1.2%
Voya Financial Inc	United States	903,710	$45,637,355
Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	Netherlands	8,378,890	25,157,665
Electric Utilities 0.6%
PG&E Corp	United States	502,843	22,089,893
Electrical Equipment 1.5%
[a] Sensata Technologies Holding PLC	United States	1,104,530	57,247,790
Energy Equipment & Services 1.0%
Baker Hughes a GE Co., A	United States	1,003,685	27,872,333
[a] Gulfmark Offshore Inc	United States	131	3,799
[a] GulfMark Offshore Inc., wts., 11/14/24	United States	1,412	1,553
[a] McDermott International Inc	United States	1,665,000	10,139,850
			38,017,535
Equity Real Estate Investment Trusts (REITs) 1.5%
Alexander’s Inc	United States	40,126	15,297,235
JBG SMITH Properties	United States	195,298	6,583,495
VICI Properties Inc	United States	105,422	1,931,331
Vornado Realty Trust	United States	553,396	37,243,551
			61,055,612
Food & Staples Retailing 3.8%
CVS Health Corp	United States	821,861	51,127,973
The Kroger Co	United States	2,243,460	53,708,432
[a] Rite Aid Corp	United States	2,439,970	4,099,150
Walgreens Boots Alliance Inc	United States	628,158	41,125,504
			150,061,059
Health Care Equipment & Supplies 3.5%
Medtronic PLC	United States	1,544,852	123,928,028
Stryker Corp	United States	86,272	13,882,890
			137,810,918
Household Products 0.6%
Energizer Holdings Inc	United States	423,700	25,244,046
Independent Power & Renewable Electricity Producers 1.0%
[a] Vistra Energy Corp	United States	1,944,743	40,508,997
Industrial Conglomerates 1.9%
General Electric Co	United States	5,466,800	73,692,464
Insurance 7.2%
Alleghany Corp	United States	102,188	62,788,395
American International Group Inc	United States	1,369,396	74,522,530
Chubb Ltd	United States	319,645	43,717,847
The Hartford Financial Services Group Inc	United States	622,878	32,090,674
MetLife Inc	United States	977,203	44,843,846
XL Group Ltd	Bermuda	422,776	23,362,602
			281,325,894
IT Services 1.6%
Cognizant Technology Solutions Corp., A	United States	797,170	64,172,185

|30

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Machinery 0.8%
CNH Industrial NV	United Kingdom	696,133	$8,602,437
CNH Industrial NV, special voting	United Kingdom	1,844,814	22,797,217
			31,399,654
Media 9.5%
[a] Charter Communications Inc., A	United States	232,513	72,362,696
Comcast Corp., A.	United States	1,379,100	47,123,847
[a] DISH Network Corp., A	United States	778,183	29,485,354
Sky PLC	United Kingdom	3,263,752	59,417,329
Time Warner Inc	United States	974,688	92,185,991
The Walt Disney Co	United States	721,800	72,497,592
			373,072,809
Metals & Mining 1.0%
thyssenkrupp AG	Germany	1,071,230	27,966,750
Warrior Met Coal Inc	United States	361,612	10,128,752
			38,095,502
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp	United States	1,070,770	64,685,216
BP PLC.	United Kingdom	4,322,322	29,064,834
Kinder Morgan Inc	United States	3,158,940	47,573,636
Marathon Oil Corp	United States	2,717,578	43,834,533
Plains All American Pipeline LP	United States	1,058,500	23,318,755
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,526,827	48,504,864
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	927,720	29,073,110
The Williams Cos. Inc	United States	1,672,698	41,583,272
			327,638,220
Pharmaceuticals 7.3%
Eli Lilly & Co	United States	1,231,236	95,260,729
Merck & Co. Inc	United States	2,026,048	110,358,835
Novartis AG, ADR	Switzerland	1,002,381	81,042,504
			286,662,068
Professional Services 0.5%
RELX PLC	United Kingdom	915,693	18,822,449
Software 5.9%
[a] Avaya Holdings Corp	United States	410,136	9,187,046
[a] Avaya Holdings Corp., wts., 12/15/22	United States	91,551	503,530
CA Inc	United States	1,371,332	46,488,155
[a] Dell Technologies Inc., V	United States	198,331	14,519,813
Microsoft Corp	United States	1,042,147	95,116,757
Symantec Corp	United States	2,514,461	64,998,817
			230,814,118
Technology Hardware, Storage & Peripherals 2.6%
Hewlett Packard Enterprise Co	United States	2,069,667	36,301,959
Samsung Electronics Co. Ltd	South Korea	29,238	67,788,760
			104,090,719

|31

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Tobacco 3.8%
Altria Group Inc	United States	638,788	$39,809,268
British American Tobacco PLC	United Kingdom	1,156,721	67,045,931
British American Tobacco PLC, ADR	United Kingdom	446,833	25,777,796
Imperial Brands PLC	United Kingdom	487,268	16,586,215
			149,219,210
Wireless Telecommunication Services 0.6%
Vodafone Group PLC	United Kingdom	8,229,954	22,427,454
Total Common Stocks and Other Equity Interests
(Cost $2,752,812,324)			3,536,054,113

Management Investment Companies (Cost $21,403,790) 0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	326,600	24,181,464

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 1.7%
[e] Belk Inc., Closing Date Term Loan, 6.458%, (LIBOR + 4.75%), 12/12/22	United States $	5,692,694	4,955,695
[e] Cumulus Media Holdings Inc., Term Loans, 5.14%, (LIBOR + 3.25%), 12/23/20	United States	15,700,806	13,443,815
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22.	United States	22,633,000	19,041,822
senior note, 11.00%, 9/15/25.	United States	25,535,000	19,262,966
[e] Toys R US-Delaware Inc., (DIP), 10.637%, (LIBOR + 8.75%), 1/18/19	United States	11,760,462	11,789,863
Total Corporate Notes and Senior Floating Rate Interests
(Cost $73,362,313)			68,494,161

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.7%
[b,c,f] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[f] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	21,126,139
[e] Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	34,746,619	27,552,505
[e] Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19	United States	11,168,253	8,831,799
[e,f] Toys R US-Delaware Inc., Term B-4 Loan, 10.067%, (LIBOR + 8.75%), 4/24/20	United States	21,079,272	8,266,131
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $91,131,705)			65,776,574

		Shares

Companies in Liquidation 0.2%
[a,b,d] Avaya Holdings Corp., Contingent Distribution	United States	30,319,000	—
[a,b,d] Avaya Inc., Contingent Distribution	United States	34,518,267	—
[a,b,c,g] CB FIM Coinvestors LLC	United States	6,400,507	—
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,h] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	3,217,553
[a,b,d] Tribune Media, Litigation Trust, Contingent Distribution	United States	398,423	—
[a,d] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	129,926,406	1,299,264

|32

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
	Country	Shares	Value
Companies in Liquidation (continued)
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	2,184,095	$1,419,662
Total Companies in Liquidation (Cost $20,892,505)			5,936,479
Total Investments before Short Term Investments
(Cost $2,959,602,637)			3,700,442,791

		Principal
		Amount
Short Term Investments 4.7%
U.S. Government and Agency Securities 4.7%
[i] FHLB, 4/02/18	United States $	13,300,000	13,300,000
[i] U.S. Treasury Bill,
[j] 5/03/18 - 8/09/18	United States	46,000,000	45,823,041
4/05/18 - 9/20/18	United States	126,500,000	125,953,968
Total U.S. Government and Agency Securities
(Cost $185,101,185)			185,077,009
Total Investments (Cost $3,144,703,822) 98.9%			3,885,519,800
Securities Sold Short (0.7)%			(26,958,557)
Other Assets, less Liabilities 1.8%			70,145,365
Net Assets 100.0%			$3,928,706,608

		Shares
Securities Sold Short (0.7)%
Common Stocks (0.7)%
Diversified Telecommunication Services (0.1)%
AT&T Inc	United States	150,874	(5,378,658)
Internet Software & Services (0.6)%
Alibaba Group Holding Ltd., ADR	China	117,576	(21,579,899)
Total Securities Sold Short (Proceeds $26,402,531)			$(26,958,557)

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eThe coupon rate shown represents the rate at period end.
fDefaulted security or security for which income has been deemed uncollectible.
gSee Note 7 regarding holdings of 5% voting securities.
hBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At March 31, 2018, the aggregate value of these securities and/or cash pledged amounted to $16,369,894, representing 0.4% of net assets.

|33

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	478	$73,842,038	6/18/18	$340,469
GBP/USD.			Short	1,341	117,823,612	6/18/18	(1,058,638)
Total Futures Contracts.							$(718,169)

*As of period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	745,017	$917,414	4/18/18	$525	$—
Euro	BOFA	Buy	919,989	1,143,381	4/18/18	—	(9,857)
Euro	BOFA	Sell	83,965,816	105,227,892	4/18/18	1,773,160	—
Euro	BONY	Buy	2,008,390	2,495,879	4/18/18	—	(21,331)
Euro	HSBK	Buy	1,266,496	1,556,959	4/18/18	3,497	—
Euro	HSBK	Buy	2,282,666	2,829,014	4/18/18	—	(16,528)
Euro	SSBT	Buy	334,602	413,920	4/18/18	—	(1,655)
Euro	UBSW	Buy	1,432,786	1,776,672	4/18/18	—	(11,329)
British Pound	BOFA	Sell	666,083	939,440	4/24/18	3,890	—
British Pound	BOFA	Sell	3,689,309	5,129,719	4/24/18	—	(52,112)
British Pound	HSBK	Sell	76,124,077	105,454,262	4/24/18	—	(1,466,056)
British Pound	UBSW	Buy	400,000	565,272	4/24/18	—	(3,451)
South Korean Won	HSBK	Sell	47,022,992,236	43,610,589	5/11/18	—	(689,985)
South Korean Won	UBSW	Sell	25,944,841,664	23,950,096	5/11/18	—	(492,657)
Total Forward Exchange Contracts						$1,781,072	$(2,764,961)
Net unrealized appreciation (depreciation)							$(983,889)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 116.

|34

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Rising Dividends VIP Fund
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 4.2%
General Dynamics Corp	157,911	$34,882,540
United Technologies Corp	306,211	38,527,468
		73,410,008
Building Products 1.7%
Johnson Controls International PLC	848,653	29,906,532
Commercial & Professional Services 4.0%
ABM Industries Inc	717,466	24,020,762
Brady Corp., A	40,379	1,500,080
Cintas Corp	189,575	32,337,703
Matthews International Corp., A	251,442	12,722,965
		70,581,510
Consumer Durables & Apparel 1.7%
NIKE Inc., B	440,400	29,260,176
Consumer Services 2.0%
McDonald’s Corp	191,045	29,875,617
Yum! Brands Inc	72,900	6,205,977
		36,081,594
Diversified Financials 0.6%
State Street Corp	106,800	10,651,164
Energy 6.2%
Chevron Corp	249,600	28,464,384
EOG Resources Inc	33,600	3,537,072
Exxon Mobil Corp	358,500	26,747,685
Occidental Petroleum Corp	364,490	23,677,270
Schlumberger Ltd	398,000	25,782,440
		108,208,851
Food & Staples Retailing 3.3%
CVS Health Corp	232,700	14,476,267
Walgreens Boots Alliance Inc	306,800	20,086,196
Walmart Inc	262,600	23,363,522
		57,925,985
Food, Beverage & Tobacco 4.8%
Archer-Daniels-Midland Co	220,100	9,545,737
Bunge Ltd	307,700	22,751,338
McCormick & Co. Inc	208,900	22,224,871
PepsiCo Inc	273,700	29,874,355
		84,396,301
Health Care Equipment & Services 14.7%
Abbott Laboratories	583,000	34,933,360
Becton, Dickinson and Co	278,700	60,394,290
DENTSPLY SIRONA Inc	65,900	3,315,429
Medtronic PLC	593,000	47,570,460
Stryker Corp	405,800	65,301,336
West Pharmaceutical Services Inc	519,618	45,877,073
		257,391,948

Quarterly Statement of Investments | See Notes to Statements of Investments. | 35

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Household & Personal Products 2.8%
Colgate-Palmolive Co	327,700	$23,489,536
The Procter & Gamble Co	315,800	25,036,624
		48,526,160
Industrial Conglomerates 8.1%
Carlisle Cos. Inc	101,061	10,551,779
Honeywell International Inc	257,900	37,269,129
Roper Technologies Inc	333,043	93,481,840
		141,302,748
Insurance 2.7%
Aflac Inc	511,600	22,387,616
Arthur J. Gallagher & Co	91,900	6,316,287
Erie Indemnity Co., A	152,247	17,910,337
RLI Corp	11,100	703,629
		47,317,869
Machinery 5.4%
Donaldson Co. Inc	299,268	13,482,023
Dover Corp	470,076	46,170,865
Pentair PLC (United Kingdom)	506,000	34,473,780
		94,126,668
Materials 11.8%
Air Products and Chemicals Inc	314,100	49,951,323
Albemarle Corp	678,700	62,942,638
Ecolab Inc	115,600	15,845,292
Nucor Corp	363,255	22,191,248
Praxair Inc	390,260	56,314,518
		207,245,019
Media 1.3%
Comcast Corp., A	286,000	9,772,620
John Wiley & Sons Inc., A	213,261	13,584,726
		23,357,346
Pharmaceuticals, Biotechnology & Life Sciences 5.0%
AbbVie Inc	192,700	18,239,055
Johnson & Johnson	325,900	41,764,085
Perrigo Co. PLC	177,000	14,751,180
Pfizer Inc	367,700	13,049,673
Roche Holding AG, ADR (Switzerland)	25,000	715,625
		88,519,618
Retailing 3.2%
The Gap Inc	471,900	14,723,280
Ross Stores Inc	185,000	14,426,300
Target Corp	164,600	11,428,178
Tiffany & Co	161,500	15,772,090
		56,349,848
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices Inc	442,937	40,364,849
Texas Instruments Inc	468,800	48,703,632
Versum Materials Inc	182,000	6,848,660
		95,917,141

|36

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Software & Services 9.2%
Accenture PLC, A	350,400	$53,786,400
Microsoft Corp	1,055,300	96,317,231
Visa Inc., A	89,500	10,705,990
		160,809,621
Trading Companies & Distributors 0.4%
W.W. Grainger Inc	28,100	7,931,787
Transportation 0.4%
United Parcel Service Inc., B	64,800	6,781,968
Total Common Stocks (Cost $913,964,118)		1,735,999,862

Short Term Investments (Cost $16,050,110) 0.9%
Money Market Funds 0.9%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	16,050,110	16,050,110
Total Investments (Cost $930,014,228) 99.9%		1,752,049,972
Other Assets, less Liabilities 0.1%		1,011,125
Net Assets 100.0%		$1,753,061,097

See Abbreviations on page 116.

aSee Note 9 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

|37

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Small Cap Value VIP Fund
	Shares	Value
Common Stocks 94.7%
Aerospace & Defense 5.0%
AAR Corp	949,956	$41,902,559
[a] Esterline Technologies Corp	225,280	16,479,232
[a] Wesco Aircraft Holdings Inc	677,054	6,939,804
		65,321,595
Automobiles & Components 1.7%
Gentex Corp	36,000	828,720
LCI Industries	89,300	9,300,595
Thor Industries Inc	102,400	11,793,408
		21,922,723
Banks 17.6%
Access National Corp	244,865	6,985,999
Bryn Mawr Bank Corp	261,383	11,487,783
Chemical Financial Corp	699,042	38,223,617
Columbia Banking System Inc	843,600	35,389,020
First Horizon National Corp	1,992,037	37,510,057
First of Long Island Corp	579,109	15,896,542
German American Bancorp Inc	125,323	4,179,522
Glacier Bancorp Inc	471,900	18,111,522
Lakeland Financial Corp	551,400	25,491,222
Peoples Bancorp Inc	289,712	10,270,290
Pinnacle Financial Partners Inc	210,202	13,494,968
TrustCo Bank Corp. NY	880,900	7,443,605
Washington Trust Bancorp Inc	124,891	6,712,891
		231,197,038
Building Products 4.6%
[a] Gibraltar Industries Inc	514,779	17,425,269
Insteel Industries Inc	357,296	9,872,089
Simpson Manufacturing Co. Inc	464,260	26,736,733
Universal Forest Products Inc	201,829	6,549,351
		60,583,442
Commercial & Professional Services 2.3%
McGrath RentCorp	569,405	30,571,354
Construction & Engineering 1.4%
EMCOR Group Inc	110,334	8,598,329
Granite Construction Inc	173,346	9,683,107
		18,281,436
Consumer Durables & Apparel 1.6%
BRP Inc. (Canada)	351,620	13,489,558
La-Z-Boy Inc	49,100	1,470,545
[a] M/I Homes Inc	211,688	6,742,263
		21,702,366
Consumer Services 2.0%
Brinker International Inc	744,740	26,885,114
Electrical Equipment 1.2%
Encore Wire Corp	75,262	4,267,355
Regal Beloit Corp	157,000	11,515,950
		15,783,305
Energy 6.5%
[a] Energen Corp	448,407	28,186,864
[a] Helix Energy Solutions Group Inc	30,800	178,332
[a] Hunting PLC (United Kingdom)	3,360,339	31,660,496
[a] Natural Gas Services Group Inc	173,987	4,149,590

Quarterly Statement of Investments | See Notes to Statements of Investments. | 38

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Energy (continued)
[a] Oil States International Inc	763,023	$19,991,203
[a] Unit Corp	63,071	1,246,283
		85,412,768
Food, Beverage & Tobacco 3.9%
Dairy Crest Group PLC (United Kingdom)	2,220,400	15,951,069
[a] Landec Corp	848,600	11,074,230
Maple Leaf Foods Inc. (Canada)	970,927	23,637,998
		50,663,297
Health Care Equipment & Services 1.2%
Hill-Rom Holdings Inc	90,101	7,838,787
STERIS PLC	78,750	7,352,100
		15,190,887
Industrial Conglomerates 0.5%
Carlisle Cos. Inc	66,400	6,932,824
Insurance 9.2%
Aspen Insurance Holdings Ltd	86,800	3,892,980
The Hanover Insurance Group Inc	302,500	35,661,725
Horace Mann Educators Corp	473,859	20,257,472
Old Republic International Corp	1,725,400	37,009,830
Validus Holdings Ltd	346,300	23,357,935
		120,179,942
Machinery 7.4%
Astec Industries Inc	482,250	26,610,555
Federal Signal Corp	417,100	9,184,542
Kennametal Inc	153,836	6,178,054
[a] The Manitowoc Co. Inc	377,944	10,756,286
Mueller Industries Inc	357,923	9,363,266
Mueller Water Products Inc., A	2,089,700	22,715,039
Titan International Inc	1,013,083	12,774,976
		97,582,718
Materials 7.3%
A Schulman Inc	167,228	7,190,804
Carpenter Technology Corp	303,100	13,372,772
[a] Detour Gold Corp. (Canada)	1,147,100	11,597,739
[a] Ingevity Corp	145,500	10,721,895
Minerals Technologies Inc	246,562	16,507,326
OceanaGold Corp. (Australia)	4,394,300	11,822,618
Reliance Steel & Aluminum Co	287,400	24,641,676
		95,854,830
Real Estate 4.9%
Brandywine Realty Trust	1,087,000	17,261,560
Highwoods Properties Inc	308,000	13,496,560
LTC Properties Inc	319,555	12,143,090
Retail Properties of America Inc., A	740,500	8,634,230
Sunstone Hotel Investors Inc	837,097	12,740,616
		64,276,056
Retailing 1.5%
Caleres Inc	588,406	19,770,442
Semiconductors & Semiconductor Equipment 5.5%
Cohu Inc	479,162	10,929,685
[a] Kulicke and Soffa Industries Inc. (Singapore)	775,500	19,395,255
MKS Instruments Inc	69,719	8,063,002

|39

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
[a] Photronics Inc	398,000	$3,283,500
[a] Synaptics Inc	281,300	12,863,849
Versum Materials Inc	463,479	17,440,715
		71,976,006
Technology Hardware & Equipment 4.7%
[a] Finisar Corp	585,900	9,263,079
[a] Plexus Corp	364,158	21,751,157
[a] Zebra Technologies Corp., A	217,200	30,232,068
		61,246,304
Transportation 1.3%
[a] SAIA Inc	52,800	3,967,920
[a] Spirit Airlines Inc	343,500	12,977,430
		16,945,350
Utilities 3.4%
Black Hills Corp	190,600	10,349,580
Connecticut Water Service Inc	47,200	2,857,016
IDACORP Inc	158,189	13,963,343
Spire Inc	243,155	17,580,107
		44,750,046
Total Common Stocks (Cost $938,023,828)		1,243,029,843

	Principal
	Amount
Corporate Bonds 0.9%
Energy 0.7%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$9,632,000	9,680,160
Machinery 0.2%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	2,378,000	2,386,918
Total Corporate Bonds (Cost $11,645,981)		12,067,078
Total Investments before Short Term Investments (Cost $949,669,809)		1,255,096,921

	Shares
Short Term Investments (Cost $57,456,410) 4.4%
Money Market Funds 4.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	57,456,410	57,456,410
Total Investments (Cost $1,007,126,219) 100.0%		1,312,553,331
Other Assets, less Liabilities (0.0)%†		(35,747)
Net Assets 100.0%		$1,312,517,584

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|40

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
	Shares	Value

Common Stocks 97.3%
Consumer Discretionary 14.4%
Aptiv PLC	63,577	$5,402,138
[a] Burlington Stores Inc	29,500	3,927,925
[a] Dollar Tree Inc	62,111	5,894,334
Dominos Pizza Inc	19,200	4,484,352
[a,b,c] DraftKings Inc	733,541	1,133,818
Expedia Group Inc	32,500	3,588,325
[a] Grand Canyon Education Inc	46,257	4,853,284
Hasbro Inc	14,000	1,180,200
[a] Liberty Broadband Corp., C	39,350	3,371,901
MGM Resorts International	32,000	1,120,640
Newell Brands Inc	61,644	1,570,689
[a] Norwegian Cruise Line Holdings Ltd	41,778	2,212,981
[a] NVR Inc	1,982	5,549,600
[a] O’Reilly Automotive Inc	14,107	3,489,790
Ross Stores Inc	73,885	5,761,552
Thor Industries Inc	22,100	2,545,257
Tractor Supply Co	32,037	2,018,972
Vail Resorts Inc	13,000	2,882,100
Wynn Resorts Ltd	16,500	3,008,940
		63,996,798
Consumer Staples 3.2%
Church & Dwight Co. Inc	91,500	4,607,940
[a] Hostess Brands Inc., A	93,200	1,378,428
Lamb Weston Holdings Inc	20,000	1,164,400
[a] Monster Beverage Corp	66,516	3,805,380
Pinnacle Foods Inc	56,394	3,050,916
		14,007,064
Energy 2.2%
Cabot Oil & Gas Corp., A	98,749	2,368,001
[a] Concho Resources Inc	20,900	3,141,897
[a] Jagged Peak Energy Inc	192,600	2,721,438
[d] RPC Inc	73,000	1,316,190
		9,547,526
Financials 8.6%
Affiliated Managers Group Inc	16,486	3,125,416
Arthur J. Gallagher & Co	81,608	5,608,918
CBOE Global Markets Inc	35,000	3,993,500
First Republic Bank	40,000	3,704,400
MarketAxess Holdings Inc	19,296	4,195,722
Moody’s Corp	26,909	4,340,421
MSCI Inc	4,500	672,615
The Progressive Corp	54,200	3,302,406
[a] SVB Financial Group	18,978	4,554,910
[a] Western Alliance Bancorp	22,000	1,278,420
Willis Towers Watson PLC	21,100	3,211,209
		37,987,937
Health Care 13.2%
[a] ABIOMED Inc	5,700	1,658,643
[a] Acadia Pharmaceuticals Inc	18,173	408,347
[a] Agios Pharmaceuticals Inc	6,500	531,570

Quarterly Statement of Investments | See Notes to Statements of Investments. | 41

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Alkermes PLC	19,200	$1,112,832
[a] Alnylam Pharmaceuticals Inc	9,400	1,119,540
[a] BioMarin Pharmaceutical Inc	25,208	2,043,612
[a] Centene Corp	11,200	1,196,944
[a] Cerner Corp	54,895	3,183,910
[a] DexCom Inc	37,788	2,802,358
[a] Edwards Lifesciences Corp	62,721	8,750,834
[a] Exelixis Inc	43,700	967,955
[a] Hologic Inc	107,267	4,007,495
[a] Illumina Inc	21,500	5,083,030
[a] Incyte Corp	24,669	2,055,668
[a] Insulet Corp	35,688	3,093,436
[a] Ionis Pharmaceuticals Inc	13,400	590,672
[a] iRhythm Technologies Inc	24,300	1,529,685
[a] Jazz Pharmaceuticals PLC	7,600	1,147,524
[a] Mettler-Toledo International Inc	9,055	5,206,897
[a] Neurocrine Biosciences Inc	27,144	2,251,052
[a] Nevro Corp	27,981	2,425,113
[a] Penumbra Inc	17,248	1,994,731
[a] Revance Therapeutics Inc	42,472	1,308,138
[a] Seattle Genetics Inc	12,500	654,250
[a] Waters Corp	17,300	3,436,645
		58,560,881
Industrials 18.1%
Allegiant Travel Co	8,226	1,419,396
BWX Technologies Inc	42,000	2,668,260
[a] CoStar Group Inc	18,835	6,831,078
Fortive Corp	49,000	3,798,480
Heico Corp	15,000	1,302,150
Hexcel Corp	78,734	5,085,429
IDEX Corp	22,200	3,163,722
[a] IHS Markit Ltd	107,515	5,186,524
J.B. Hunt Transport Services Inc	35,646	4,175,929
[a] Mercury Systems Inc	40,000	1,932,800
Old Dominion Freight Line Inc	16,000	2,351,520
Republic Services Inc	51,300	3,397,599
Rockwell Automation Inc	41,000	7,142,200
Roper Technologies Inc	41,343	11,604,567
Stanley Black & Decker Inc	27,696	4,243,027
Textron Inc	43,300	2,553,401
[a] Univar Inc	115,800	3,213,450
[a] Verisk Analytics Inc	61,061	6,350,344
[a] WABCO Holdings Inc	28,300	3,788,521
		80,208,397
Information Technology 30.7%
[a] 2U Inc	118,879	9,989,402
[a] Alarm.com Holdings Inc	50,196	1,894,397
Amphenol Corp., A	54,600	4,702,698
Analog Devices Inc	67,591	6,159,568
[a] ANSYS Inc	13,569	2,126,127
[a] Arista Networks Inc	1,900	485,070
[a] Atlassian Corp. PLC (Australia)	34,382	1,853,877

|42

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Autodesk Inc	50,800	$6,379,464
[a] Black Knight Inc	28,000	1,318,800
Cognex Corp	110,796	5,760,284
[a] Coherent Inc	4,100	768,340
DXC Technology Co	38,500	3,870,405
Fidelity National Information Services Inc	61,582	5,930,347
[a] FleetCor Technologies Inc	21,995	4,453,987
[a] GoDaddy Inc., A	122,617	7,531,136
[a] Guidewire Software Inc	31,000	2,505,730
[a,d] Inphi Corp	75,000	2,257,500
[a] Integrated Device Technology Inc	83,140	2,540,758
[a] InterXion Holding NV (Netherlands)	45,000	2,794,950
KLA-Tencor Corp	41,687	4,544,300
Lam Research Corp	28,816	5,854,259
LogMeIn Inc	27,000	3,119,850
Microchip Technology Inc	68,227	6,233,219
Monolithic Power Systems	24,100	2,790,057
[a] Q2 Holdings Inc	22,696	1,033,803
[a] Red Hat Inc	28,000	4,186,280
[a] ServiceNow Inc	51,437	8,510,252
Skyworks Solutions Inc	6,500	651,690
[a] Square Inc., A	56,300	2,769,960
Symantec Corp	79,000	2,042,150
[a] Synopsys Inc	7,500	624,300
[a,d] ViaSat Inc	54,366	3,572,933
[a] Wix.com Ltd. (Israel)	30,000	2,386,500
[a] Workday Inc., A	42,743	5,433,063
[a] Worldpay Inc., A	100,534	8,267,916
[a] Zscaler Inc	18,400	516,488
		135,859,860
Materials 3.5%
Albemarle Corp	17,500	1,622,950
Avery Dennison Corp	23,000	2,443,750
[a] Axalta Coating Systems Ltd	117,707	3,553,575
[a] Ingevity Corp	34,641	2,552,695
Packaging Corp. of America	22,500	2,535,750
Vulcan Materials Co	25,700	2,934,169
		15,642,889
Real Estate 3.4%
[a] CBRE Group Inc	89,421	4,222,460
Equinix Inc	8,553	3,576,351
[a] SBA Communications Corp., A	42,457	7,256,750
		15,055,561
Total Common Stocks (Cost $286,801,677)		430,866,913

Short Term Investments 4.1%
Money Market Funds (Cost $11,647,347) 2.6%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	11,647,347	11,647,347

|43

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value
Short Term Investments (continued)
Investments from Cash Collateral Received for Loaned Securities (Cost
$6,362,550) 1.5%
Money Market Funds 1.5%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	6,362,550	$6,362,550
Total Investments (Cost $304,811,574) 101.4%		448,876,810
Other Assets, less Liabilities (1.4)%		(6,109,760)
Net Assets 100.0%		$442,767,050

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at March 31, 2018.
eSee Note 9 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

|44

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Consolidated Statement of Investments, March 31, 2018 (unaudited)
Franklin Strategic Income VIP Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.3%
Consumer Services 0.1%
a,aa,b Turtle Bay Resort	United States	1,901,449	$343,871
Energy 0.2%
[a] CHC Group LLC	Cayman Islands	17,097	149,599
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	4,009	120
[a] Halcon Resources Corp	United States	97,655	475,580
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,155	4,526
[a] Linn Energy Inc	United States	19,125	735,165
[a] Midstates Petroleum Co. Inc	United States	698	9,304
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	4,955	823
			1,375,117
Materials 0.0%†
[a] Verso Corp., A	United States	6,954	117,105
[a] Verso Corp., wts., 7/25/23	United States	732	1,135
			118,240
Retailing 0.0%†
[a,b,c] K2016470219 South Africa Ltd., A	South Africa	14,792,309	12,510
[a,b,c] K2016470219 South Africa Ltd., B	South Africa	1,472,041	1,245
			13,755
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	224	136,811
Total Common Stocks and Other Equity Interests
(Cost $7,676,444)			1,987,794

Management Investment Companies 6.3%
Diversified Financials 6.3%
[d] Franklin Lower Tier Floating Rate Fund	United States	2,081,861	20,610,422
[d] Franklin Middle Tier Floating Rate Fund	United States	2,024,951	19,156,040
Total Management Investment Companies
(Cost $40,585,221)			39,766,462
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	5,400
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	486	296,161
Total Convertible Preferred Stocks (Cost $731,856) .			301,561

		Principal
		Amount*
Convertible Bonds (Cost $913,645) 0.1%
Energy 0.1%
CHC Group LLC/CHC Finance Ltd., cvt., secured note, zero cpn.,
10/01/20	Cayman Islands	493,862	651,898

Consolidated Quarterly Statement of Investments | See Notes to Statements of Investments. | 45

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds 48.0%
Automobiles & Components 0.5%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	1,200,000		$1,230,630
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,800,000		1,757,250
senior note, 5.125%, 11/15/23	United States	400,000		403,500
				3,391,380
Banks 4.3%
Bank of America Corp.,
senior bond, 3.248%, 10/21/27	United States	800,000		754,394
senior note, 3.50%, 4/19/26	United States	4,800,000		4,718,132
[e] senior note, Reg S, 7.75%, 4/30/18	United States	500,000	GBP	704,974
CIT Group Inc., senior bond, 5.00%, 8/15/22	United States	2,058,000		2,112,022
Citigroup Inc.,
senior note, 3.30%, 4/27/25	United States	300,000		291,511
senior note, 3.40%, 5/01/26	United States	3,100,000		2,995,960
senior note, 3.20%, 10/21/26	United States	3,000,000		2,856,965
sub. bond, 5.50%, 9/13/25.	United States	500,000		542,697
sub. note, 4.05%, 7/30/22	United States	300,000		305,073
[f] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	1,600,000		1,513,904
JPMorgan Chase & Co.,
[g] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual .	United States	1,500,000		1,550,625
[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual.	United States	500,000		525,625
senior bond, 3.30%, 4/01/26	United States	400,000		386,976
senior bond, 3.20%, 6/15/26	United States	1,500,000		1,439,614
sub. note, 3.375%, 5/01/23	United States	1,000,000		987,652
sub. note, 3.875%, 9/10/24	United States	1,000,000		998,752
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	500,000		509,607
Wells Fargo & Co.,
[g] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual .	United States	1,500,000		1,547,025
senior note, 3.00%, 4/22/26	United States	2,500,000		2,348,157
				27,089,665
Capital Goods 1.5%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	2,600,000		2,567,500
[f] Beacon Escrow Corp., senior note, 144A, 4.875%, 11/01/25	United States	1,600,000		1,532,000
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	700,000		677,866
General Electric Co., senior bond, 4.50%, 3/11/44	United States	200,000		196,998
Legrand France SA, senior bond, 8.50%, 2/15/25	France	100,000		127,022
Tennant Co., senior note, 5.625%, 5/01/25.	United States	1,000,000		1,025,000
[f] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	2,000,000		2,005,000
[f] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000		1,680,000
				9,811,386
Commercial & Professional Services 0.8%
[f] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	1,200,000		1,161,000
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	1,600,000		1,670,000
[f] West Corp., senior note, 144A, 8.50%, 10/15/25.	United States	2,500,000		2,431,250
				5,262,250

|46

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Durables & Apparel 1.3%
[f] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	2,700,000		$2,632,500
KB Home,
senior note, 4.75%, 5/15/19	United States	1,000,000		1,014,600
senior note, 7.00%, 12/15/21	United States	1,200,000		1,291,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	2,000,000		1,951,900
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,148,125
				8,038,625
Consumer Services 2.2%
[f] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	1,200,000		1,148,640
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	900,000		861,750
[f] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	500,000		505,000
[f] International Game Technology PLC, senior secured bond, 144A,
6.50%, 2/15/25	United States	3,300,000		3,539,250
[f] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	900,000		896,625
senior note, 144A, 5.25%, 6/01/26	United States	1,300,000		1,298,375
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	3,000,000		2,990,496
MGM Resorts International, senior note, 6.75%, 10/01/20	United States	200,000		213,000
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	1,200,000		1,209,000
[f] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	1,000,000		977,500
				13,639,636
Diversified Financials 2.6%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	2,000,000		1,920,128
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	3,000,000		2,944,033
senior note, 3.75%, 2/25/26	United States	1,500,000		1,475,429
[f] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	600,000	EUR	765,558
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	1,000,000		967,732
senior note, 3.875%, 1/27/26	United States	4,200,000		4,198,103
Navient Corp.,
senior note, 6.625%, 7/26/21	United States	800,000		834,000
senior note, 7.25%, 9/25/23	United States	2,500,000		2,625,000
senior note, 6.125%, 3/25/24	United States	500,000		500,625
				16,230,608
Energy 4.8%
Anadarko Petroleum Corp., senior bond, 7.95%, 6/15/39	United States	100,000		136,888
Apache Corp., senior bond, 2.625%, 1/15/23	United States	1,900,000		1,815,899
[f] BG Energy Capital PLC, senior bond, 144A, 5.125%, 10/15/41	United Kingdom	100,000		113,483
[h] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	1,200,000		12,000
[f] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	716,000		567,430
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	800,000		888,000
senior secured note, first lien, 5.875%, 3/31/25	United States	700,000		735,000

|47

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[f] Cheniere Energy Partners LP, senior secured note, first lien, 144A,
5.25%, 10/01/25	United States	1,200,000	$1,186,500
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,300,000	1,259,648
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	2,500,000	2,521,875
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,900,000	2,050,812
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000	1,045,025
Energy Transfer Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22	United States	200,000	213,564
senior note, 5.00%, 10/01/22	United States	500,000	520,138
[f,i] EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23	United Kingdom	1,219,861	1,061,869
Enterprise Products Operating LLC, senior bond, 6.125%, 10/15/39	United States	100,000	120,073
[f] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	1,500,000	1,508,355
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	2,000,000	2,017,219
senior note, 3.15%, 1/15/23	United States	1,500,000	1,461,661
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	2,000,000	2,010,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24.	United States	200,000	193,183
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	2,000,000	2,103,746
senior secured note, first lien, 5.625%, 4/15/23	United States	900,000	961,885
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	300,000	220,313
[f] Sinopec Group Overseas Development 2016 Ltd., senior note, 144A,
2.75%, 9/29/26	China	1,300,000	1,183,228
[f] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	600,000	579,750
[f,i] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	483,815	465,672
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21.	United States	431,432	349,942
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	800,000	749,000
senior note, 8.25%, 6/15/23	United States	1,000,000	872,500
[f] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28.	Australia	800,000	770,576
senior note, 144A, 3.70%, 9/15/26	Australia	500,000	492,921
			30,188,155
Food & Staples Retailing 1.0%
[f] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	800,000	785,000
CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	1,000,000	1,008,162
Kroger Co., senior bond, 2.65%, 10/15/26	United States	1,400,000	1,265,656
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	3,200,000	3,154,648
			6,213,466
Food, Beverage & Tobacco 1.4%
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	200,000	188,254
Coca-Cola Femsa SAB de CV, senior bond, 5.25%, 11/26/43.	Mexico	200,000	231,397
[f] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23.	United Kingdom	2,100,000	2,077,180
[f] JBS USA LLC/Finance Inc., senior note, 144A, 5.75%, 6/15/25	United States	500,000	468,750
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	2,400,000	2,217,853

|48

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[f] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	600,000	$597,750
senior note, 144A, 4.875%, 11/01/26	United States	1,400,000	1,391,250
[f] Post Holdings Inc.,
senior bond, 144A, 5.625%, 1/15/28	United States	500,000	479,375
senior note, 144A, 5.50%, 3/01/25	United States	1,000,000	987,500
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	200,000	205,933
			8,845,242
Health Care Equipment & Services 2.2%
[f] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	2,000,000	1,995,000
Centene Corp., senior note, 4.75%, 5/15/22.	United States	1,700,000	1,729,750
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	400,000	232,500
senior secured note, first lien, 6.25%, 3/31/23	United States	500,000	463,125
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000	489,062
senior bond, 5.00%, 5/01/25	United States	900,000	872,145
senior note, 5.75%, 8/15/22	United States	1,500,000	1,540,500
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000	1,556,250
senior secured bond, first lien, 5.875%, 3/15/22	United States	450,000	475,313
senior secured bond, first lien, 5.25%, 4/15/25.	United States	600,000	614,820
senior secured bond, first lien, 5.50%, 6/15/47.	United States	1,200,000	1,162,500
[f] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	900,000	931,500
[f,i] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22 .	United States	200,000	204,502
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	500,000	499,110
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	300,000	304,500
senior note, 8.125%, 4/01/22	United States	1,000,000	1,046,250
			14,116,827
Insurance 0.6%
[f] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN
thereafter, 10/16/44	Japan	3,500,000	3,657,798
Materials 6.3%
ArcelorMittal,
senior note, 5.75%, 3/01/21	France	1,800,000	1,901,430
senior note, 6.125%, 6/01/25	France	300,000	326,625
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	1,300,000	1,327,625
senior note, 144A, 6.00%, 2/15/25	Luxembourg	900,000	905,625
[f] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	2,700,000	2,760,750
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	1,000,000	1,037,515
[f] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	1,500,000	1,542,652
The Chemours Co., senior note, 6.625%, 5/15/23.	United States	2,000,000	2,107,500
[f] Crown Americas LLC/Crown Americas Capital Corp., senior note,
144A, 4.75%, 2/01/26	United States	700,000	679,000
[f] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	625,000	627,734
senior note, 144A, 7.25%, 4/01/23	Zambia	1,600,000	1,580,000

|49

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[f] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	400,000	$400,000
senior note, 144A, 5.125%, 5/15/24	Australia	800,000	796,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,500,000	2,468,750
[f] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21 .	Switzerland	1,000,000	1,042,660
[f] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	600,000	604,609
senior note, 144A, 4.625%, 4/29/24	Switzerland	250,000	256,450
[f] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	3,000,000	3,010,800
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	2,100,000	2,136,498
[f] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	717,500
[f] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22	Canada	400,000	409,000
[f] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26.	United States	2,300,000	2,271,250
[f] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,400,000	1,418,830
senior note, 144A, 5.875%, 8/15/23	United States	700,000	725,813
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
[f] senior note, 144A, 7.00%, 7/15/24	United States	500,000	524,375
senior secured note, first lien, 5.75%, 10/15/20	United States	678,376	687,703
[f] senior secured note, first lien, 144A, 5.125%, 7/15/23.	United States	700,000	707,665
[f] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000	1,022,400
senior bond, 144A, 5.50%, 9/15/25.	United States	400,000	415,000
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000	1,013,750
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000	1,033,700
senior note, 5.125%, 10/01/21	United States	1,000,000	1,018,700
[f] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	2,000,000	2,070,000
			39,547,909
Media 5.2%
[f] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	200,000	196,500
[f] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	2,200,000	2,150,500
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	2,000,000	1,981,340
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,100,000	1,118,574
[f] senior bond, 144A, 5.375%, 5/01/25	United States	900,000	888,750
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,022,500
senior sub. note, 7.625%, 3/15/20	United States	200,000	199,500
senior sub. note, 7.625%, 3/15/20	United States	500,000	501,250
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	2,000,000	2,087,500
DISH DBS Corp.,
senior note, 6.75%, 6/01/21	United States	500,000	506,250
senior note, 5.875%, 7/15/22	United States	500,000	479,375
senior note, 5.875%, 11/15/24	United States	1,200,000	1,074,000
[h] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21.	United States	600,000	476,625
senior secured note, first lien, 9.00%, 9/15/22	United States	400,000	316,000

|50

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media (continued)
[f] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	2,000,000		$1,964,400
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24.	United States	1,700,000		1,755,250
senior bond, 144A, 5.375%, 4/15/25	United States	800,000		796,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,042,450
[f] senior bond, 144A, 5.50%, 9/15/24.	United States	500,000		511,875
senior note, 5.125%, 7/15/20	United States	1,000,000		1,014,590
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	1,300,000		1,305,909
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	2,500,000		2,292,293
[f] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior
secured note, first lien, 144A, 5.625%, 4/15/23	Germany	560,000	EUR	711,347
[f] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,787,125
[f] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	2,500,000		2,337,500
[f] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,330,387
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	1,900,000		1,883,375
[f] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	700,000	EUR	872,564
				32,603,729
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,200,000		2,164,250
Baxalta Inc., senior note, 4.00%, 6/23/25.	United States	2,500,000		2,498,464
Biogen Inc., senior note, 3.625%, 9/15/22	United States	1,100,000		1,111,213
Celgene Corp., senior bond, 3.45%, 11/15/27	United States	800,000		759,343
[f,i] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	700,000		707,000
[f] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	1,200,000		867,000
senior note, 144A, 6.00%, 7/15/23	United States	400,000		304,000
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23.	United States	1,200,000		1,216,500
[f] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	1,100,000		1,112,375
[f] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		260,025
senior note, 144A, 5.50%, 3/01/23	United States	400,000		351,500
senior note, first lien, 144A, 7.00%, 3/15/24.	United States	200,000		209,250
				11,560,920
Real Estate 1.2%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	800,000		784,961
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	2,400,000		2,260,193
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	2,500,000		2,565,625
senior bond, 5.875%, 1/15/26	United States	100,000		104,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	800,000		801,000
senior bond, 5.00%, 10/15/27	United States	1,100,000		1,081,080
				7,597,359

|51

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 0.9%
[f] Amazon.com Inc., senior note, 144A, 2.80%, 8/22/24	United States	1,000,000	$968,049
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	1,500,000	1,357,845
JD.com Inc., senior note, 3.125%, 4/29/21	China	200,000	196,379
[b,c,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	1,121,170	22,253
[b,c,i] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	195,633	64,359
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	2,300,000	2,415,000
[f] PetSmart Inc., senior secured note, first lien, 144A, 5.875%, 6/01/25 .	United States	1,000,000	727,500
			5,751,385
Semiconductors & Semiconductor Equipment 0.3%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	100,000	99,206
Qorvo Inc., senior bond, 7.00%, 12/01/25	United States	1,400,000	1,527,162
Xilinx Inc., senior note, 2.125%, 3/15/19	United States	200,000	198,634
			1,825,002
Software & Services 1.2%
[f] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	2,100,000	2,121,000
senior note, 144A, 7.00%, 12/01/23	United States	700,000	737,625
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	600,000	606,189
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	2,000,000	2,045,000
[f] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	2,200,000	2,223,608
			7,733,422
Technology Hardware & Equipment 0.6%
[f] CommScope Technologies LLC,
senior bond, 144A, 6.00%, 6/15/25.	United States	1,400,000	1,463,700
senior bond, 144A, 5.00%, 3/15/27.	United States	1,700,000	1,619,250
[f] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	300,000	307,875
senior note, 144A, 7.125%, 6/15/24	United States	200,000	213,694
Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	100,000	104,587
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	200,000	200,300
			3,909,406
Telecommunication Services 2.4%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	1,900,000	1,832,597
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	500,000	488,750
senior bond, 5.625%, 4/01/25	United States	300,000	272,250
[f] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20.	Bermuda	1,200,000	1,034,100
[f] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,000,000	940,170
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,600,000	1,604,000
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	930,000
senior note, 7.50%, 4/01/21	Luxembourg	500,000	455,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	500,000	491,875
[f] senior note, 144A, 9.00%, 11/15/18	United States	148,000	152,810
[f] senior note, 144A, 7.00%, 3/01/20	United States	800,000	842,000
Sprint Corp., senior bond, 7.875%, 9/15/23	United States	500,000	511,875

|52

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[f] Sprint Spectrum Co. LLC, first lien, senior secured note, 144A,
5.152%, 9/20/29	United States	1,600,000	$1,610,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	525,000
senior bond, 6.375%, 3/01/25	United States	1,300,000	1,361,750
senior note, 6.00%, 4/15/24	United States	200,000	208,820
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000	2,159,559
			15,420,556
Transportation 1.3%
[f] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	700,000	665,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	1,600,000	1,511,456
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	2,100,000	2,042,867
[f] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	1,000,000	980,320
senior note, 144A, 5.50%, 2/15/24	Ireland	1,300,000	1,261,000
[f] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
3.375%, 3/22/27	Australia	1,100,000	1,041,150
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	973,619	954,416
			8,456,209
Utilities 3.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,101,000
senior note, 5.375%, 1/15/23	United States	1,300,000	1,249,365
[f] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	700,000	678,237
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	1,100,000	1,020,616
[f] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	2,000,000	2,185,000
[f,g] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	3,000,000	2,994,570
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,800,000	1,807,091
[f] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000	2,499,962
[f] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28.	Israel	1,000,000	987,500
The Southern Co., senior bond, 3.25%, 7/01/26	United States	3,600,000	3,424,786
[f] State Grid Overseas Investments 2016 Ltd., senior note, 144A,
3.50%, 5/04/27	China	1,300,000	1,256,002
[f] Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22	United States	1,700,000	1,657,500
senior note, 144A, 10.50%, 1/15/26	United States	500,000	431,875
[f] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.15%, 6/02/26	China	1,300,000	1,232,452
			22,525,956
Total Corporate Bonds (Cost $309,810,520)			303,416,891

[j] Senior Floating Rate Interests 11.3%
Automobiles & Components 0.4%
Allison Transmission Inc., New Term Loans, 3.60%, (LIBOR +
1.75%), 9/23/22	United States	846,986	852,884
TI Group Automotive Systems LLC, Initial US Term Loan, 4.377%,
(LIBOR + 2.50%), 6/30/22	United States	1,823,170	1,835,134
			2,688,018

|53

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Capital Goods 0.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.552%,
(LIBOR + 8.25%), 10/09/20	United States	76,700	$73,249
Harsco Corp., Term B-1 Loan, 4.938%, (LIBOR + 3.00%), 12/10/24	United States	231,424	234,751
Leidos Innovations Corp., Term Loan B, 3.688%, (LIBOR + 1.75%),
8/16/23	United States	159,745	160,883
			468,883
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.813%,
(LIBOR + 2.50%), 3/09/23	United States	687,506	692,233
Ventia Pty. Ltd., Term B Loans (USD), 5.802%, (LIBOR + 3.50%),
5/21/22	Australia	83,301	84,550
			776,783
Consumer Services 0.9%
Aristocrat Technologies Inc.,
New 2017 Term Loans, 3.745%, (LIBOR + 2.00%), 10/19/24.	United States	781,043	785,924
Term B-2 Loans, 3.745%, (LIBOR + 2.00%), 10/20/21	United States	166,886	167,842
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%, (LIBOR
+ 2.00%), 2/13/25	United States	1,026,741	1,033,158
Eldorado Resorts Inc., Initial Term Loan, 4.063% - 4.188%, (LIBOR +
2.25%), 4/17/24	United States	345,096	346,606
Fitness International LLC, Term A Loan, 5.127%, (LIBOR + 3.25%),
4/01/20	United States	2,788,730	2,795,702
Greektown Holdings LLC, Initial Term Loan, 4.877%, (LIBOR +
3.00%), 4/25/24	United States	280,572	281,230
			5,410,462
Energy 1.5%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.627%, (LIBOR + 5.75%), 8/14/20	United States	2,323,888	2,291,934
Second Lien Initial Term Loan, 12.627%, (LIBOR + 10.75%),
2/16/21	United States	1,248,332	1,204,641
Fieldwood Energy LLC, Loans, 4.752%, (LIBOR + 2.875%), 10/01/18 .	United States	4,096,974	4,094,434
Foresight Energy LLC, Term Loans, 7.627%, (LIBOR + 5.75%),
3/28/22	United States	1,230,914	1,212,066
OSG Bulk Ships Inc., Initial Term Loan, 6.04%, (LIBOR + 4.25%),
8/05/19	United States	826,632	797,700
			9,600,775
Food & Staples Retailing 0.2%
Aramark Corp., U.S. Term B-1 Loan, 3.877%, (LIBOR + 2.00%),
3/11/25	United States	384,646	388,332
Smart & Final Stores LLC, First Lien Term Loan, 5.377%, (LIBOR +
3.50%), 11/15/22	United States	1,157,580	1,145,040
			1,533,372

|54

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Food, Beverage & Tobacco 0.7%
B&G Foods Inc., Tranche B-3 Term Loan, 3.877%, (LIBOR + 2.00%),
11/02/22	United States	2,322,209	$2,337,932
JBS USA LUX SA, New Initial Term Loans, 4.678%, (LIBOR +
2.50%), 10/30/22	Brazil	1,726,391	1,723,370
[k] Pinnacle Foods Finance LLC, Initial B Term Loan, 3.637%, (LIBOR +
1.75%), 2/03/24	United States	669,230	673,109
			4,734,411
Health Care Equipment & Services 0.5%
[k] DaVita Healthcare Partners Inc., Tranche B Term Loan, 4.627%,
(LIBOR + 2.75%), 6/24/21	United States	1,117,098	1,128,357
Quintiles IMS Inc., Term B-2 Dollar Loans, 4.302%, (LIBOR + 2.00%),
1/20/25	United States	1,153,821	1,160,792
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%),
12/31/22	United States	594,896	598,428
			2,887,577
Household & Personal Products 0.1%
Spectrum Brands Inc., USD Term Loans, 3.789% - 3.994%, (LIBOR +
2.00%), 6/23/22	United States	945,677	950,346
Materials 1.2%
[k] Ashland LLC, Term B Loan, 3.74% - 3.877%, (LIBOR + 2.00%),
5/17/24	United States	2,451,383	2,473,598
Chemours Co., Tranche B-1 US Term Loans, 6.25%, (Prime +
1.50%), 5/12/22	United States	2,683,874	2,687,786
[k,l] Crown Americas LLC, Term B Loans, TBD, 1/29/25	United States	120,143	121,334
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 9.377%, (LIBOR + 7.50%),
1/04/24	United States	229,047	233,055
Tranche A Term Loan, 4.627%, (LIBOR + 2.75%), 1/04/22	United States	1,316,250	1,317,895
Tranche B Term Loan, 5.627%, (LIBOR + 3.75%), 1/04/23	United States	553,000	560,604
			7,394,272
Media 1.1%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 4.127%, (LIBOR + 2.25%), 7/28/25	United States	198,608	198,608
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.027%, (LIBOR + 2.25%),
12/15/23	United States	737,925	740,346
Initial Term Loans, 4.027%, (LIBOR + 2.25%), 12/15/22	United States	991,652	995,283
Charter Communications Operating LLC, Term A-2 Loan, 3.38%,
(LIBOR + 1.50%), 3/31/23	United States	927,679	929,998
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.036%,
(LIBOR + 2.25%), 7/17/25	United States	1,224,943	1,225,249
Gray Television Inc., Term B-2 Loan, 4.137%, (LIBOR + 2.25%),
2/07/24	United States	897,727	902,684
[k,l] Lions Gate Entertainment Corp., Term A Loan, TBD, 3/22/23	Canada	255,897	256,697
Live Nation Entertainment Inc., Term B-3 Loans, 3.438%, (LIBOR +
1.75%), 10/21/23	United States	580,000	583,990
[k,l] Sinclair Television Group Inc., Tranche B-1 Term Loans, TBD,
1/31/25	United States	1,300,000	1,308,281
			7,141,136

|55

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.188%, (LIBOR + 4.25%), 4/29/24.	United States	2,243,369	$2,245,893
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.995%, (LIBOR + 2.25%), 1/31/25	United States	2,335,434	2,346,017
RPI Finance Trust, Term A-3 Loan, 4.052%, (LIBOR + 1.75%),
10/14/21	United States	347,574	348,225
Syneos Health Inc., Initial Term B Loans, 4.127%, (LIBOR + 2.25%),
8/01/24	United States	731,947	735,263
Valeant Pharmaceuticals International Inc., Series F Tranche B Term
Loan, 5.24%, (LIBOR + 3.50%), 4/01/22	United States	640,499	648,065
			6,323,463
Retailing 1.3%
Ascena Retail Group Inc., Tranche B Term Loan, 6.438%, (LIBOR +
4.50%), 8/21/22	United States	3,388,412	3,015,686
Harbor Freight Tools USA Inc., Refinancing Loans, 4.377%, (LIBOR +
2.50%), 8/19/23	United States	1,995,000	2,000,125
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%),
10/23/23	United States	1,363,668	1,357,702
PetSmart Inc., Tranche B-2 Loans, 4.89%, (LIBOR + 3.00%), 3/11/22.	United States	1,925,546	1,550,065
			7,923,578
Semiconductors & Semiconductor Equipment 0.2%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.877%, (LIBOR +
2.00%), 4/29/23	United States	262,472	264,277
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans,
3.877%, (LIBOR + 2.00%), 3/31/23	United States	1,210,290	1,218,080
			1,482,357
Software & Services 0.3%
Global Payments Inc., Term A-2 Loan, 3.481%, (LIBOR + 1.75%),
5/02/22	United States	625,168	626,633
Rackspace Hosting Inc., Term B Loans, 4.667% - 4.787%, (LIBOR +
3.00%), 11/03/23	United States	386,678	385,651
Wex Inc., Term B Loan, 4.127%, (LIBOR + 2.25%), 7/01/23	United States	651,597	656,739
			1,669,023
Technology Hardware & Equipment 0.4%
Ciena Corp., Refinancing Term Loan, 4.322%, (LIBOR + 2.50%),
1/28/22	United States	180,863	181,994
CommScope Inc., Tranche 5 Term Loans, 3.877%, (LIBOR + 2.00%),
12/29/22	United States	1,519,955	1,530,215
Western Digital Corp., U.S. Term B-3 Loan, 3.877%, (LIBOR +
2.00%), 4/29/23	United States	780,319	785,928
			2,498,137
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.88%, (LIBOR
+ 3.00%), 10/05/23	United States	236,970	233,978
Global Tel*Link Corp., Term Loan, 6.302%, (LIBOR + 4.00%),
5/23/20	United States	274,751	276,583
			510,561

|56

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Transportation 0.6%
Air Canada, Term Loan, 3.984%, (LIBOR + 2.00%), 10/06/23	Canada	49,302			$49,590
The Hertz Corp., Tranche B-1 Term Loan, 4.63%, (LIBOR + 2.75%),
6/30/23	United States	1,702,472			1,705,531
International Seaways Operating Corp., Initial Term Loans, 7.39%,
(LIBOR + 5.50%), 6/22/22	United States	834,063			828,850
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.71%,
(LIBOR + 4.50%), 6/18/20	Marshall Islands	1,269,245			1,267,658
					3,851,629
Utilities 0.6%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.56%,
(LIBOR + 3.25%), 6/28/23	United States	2,900,773			2,925,792
NRG Energy Inc., Term loan B, 4.052%, (LIBOR + 1.75%), 6/30/23	United States	854,775			857,150
					3,782,942
Total Senior Floating Rate Interests
(Cost $71,823,096)					71,627,725

Foreign Government and Agency Securities 6.0%
[f] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	1,800,000			1,744,767
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	1,500,000			1,587,465
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,494,056
senior bond, FR53, 8.25%, 7/15/21	Indonesia	25,711,000,000		IDR	1,990,607
senior bond, FR64, 6.125%, 5/15/28	Indonesia	34,000,000,000		IDR	2,381,731
senior bond, FR70, 8.375%, 3/15/24	Indonesia	26,500,000,000		IDR	2,108,025
Government of Malaysia, senior note, 3.58%, 9/28/18	Malaysia	10,200,000		MYR	2,646,746
Government of Mexico,
senior bond, M, 6.50%, 6/10/21	Mexico	362,000	[m]	MXN	1,953,693
senior note, M 10, 8.50%, 12/13/18	Mexico	1,255,200	[m]	MXN	6,952,180
[f] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	4,000,000			4,098,640
senior note, 144A, 7.25%, 9/28/21	Serbia	200,000			222,719
[f] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	200,000			209,000
144A, 7.75%, 9/01/23	Ukraine	369,000			382,478
144A, 7.75%, 9/01/24	Ukraine	369,000			381,461
144A, 7.75%, 9/01/25	Ukraine	369,000			378,694
144A, 7.75%, 9/01/26	Ukraine	369,000			378,575
144A, 7.75%, 9/01/27	Ukraine	369,000			378,290
[a,n] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	1,952,000			1,366,644
Nota Do Tesouro Nacional,
10.00%, 1/01/21.	Brazil	13,900	[o]	BRL	4,411,510
10.00%, 1/01/23.	Brazil	2,800	[o]	BRL	882,820
[p] Index Linked, 6.00%, 5/15/23.	Brazil	1,950	[o]	BRL	1,947,408
Total Foreign Government and Agency Securities
(Cost $34,768,281)					37,897,509

|57

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities 6.0%
U.S. Treasury Bond,
7.875%, 2/15/21.	United States	900,000	$1,037,870
6.50%, 11/15/26.	United States	2,400,000	3,097,605
3.00%, 11/15/45.	United States	5,000,000	5,018,653
[q] Index Linked, 0.625%, 1/15/24	United States	3,621,809	3,639,661
U.S. Treasury Note,
3.75%, 11/15/18.	United States	7,000,000	7,073,167
2.75%, 2/15/24	United States	1,000,000	1,006,112
2.25%, 11/15/25.	United States	8,500,000	8,223,739
[q] Index Linked, 0.125%, 7/15/24	United States	8,892,372	8,683,952
Total U.S. Government and Agency Securities
(Cost $38,333,897)			37,780,759

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 14.0%
Banks 1.0%
[r] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.601%, 6/25/34.	United States	1,033,262	1,061,832
[s] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 2.152%, (1-month USD LIBOR + 0.28%),
5/26/20	United States	650,000	650,270
2013-A4, A4, FRN, 2.292%, (1-month USD LIBOR + 0.42%),
7/24/20	United States	710,000	710,867
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	876,930	844,248
[r] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.736%, 7/10/38	United States	1,045,000	963,367
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	915,000	921,513
[r] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.495%, 3/25/34	United States	1,275,000	1,292,765
[s] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 2.252%,
(1-month USD LIBOR + 0.38%), 8/25/35	United States	134,495	133,506
			6,578,368
Diversified Financials 13.0%
[f,s] Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 2.942%, (3-
month USD LIBOR + 1.22%), 10/15/29	United States	432,000	433,957
[f,s] Atrium VIII,
8A, BR, 144A, FRN, 3.644%, (3-month USD LIBOR + 1.90%),
10/23/24	United States	350,000	351,208
8A, CR, 144A, FRN, 4.244%, (3-month USD LIBOR + 2.50%),
10/23/24	United States	470,000	473,182
[f,s] Atrium XI, 11A, CR, 144A, FRN, 3.894%, (3-month USD LIBOR +
2.15%), 10/23/25	United States	1,820,000	1,824,186
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48.	United States	1,050,000	1,050,437
2015-UBS7, A4, 3.705%, 9/15/48.	United States	1,170,000	1,188,737
[r] 2015-UBS7, B, FRN, 4.366%, 9/15/48	United States	760,000	782,007
[f,r] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.651%, 5/26/35	United States	422,810	411,712
[f,s] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.90%,
(3-month USD LIBOR + 1.18%), 7/15/26	United States	250,000	250,125
[f,s] BlueMountain CLO Ltd.,
2012-2A, BR, 144A, FRN, 3.785%, (3-month USD LIBOR +
1.90%), 11/20/28	United States	510,000	512,234
2012-2A, CR, 144A, FRN, 4.485%, (3-month USD LIBOR +
2.60%), 11/20/28	United States	270,000	272,117

|58

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,s] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN,
2.531%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	1,800,000	$1,801,350
[f,s] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN,
2.877%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	200,000	199,858
[f,s] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 3.175%, (3-month USD LIBOR +
1.43%), 10/20/29	United States	350,000	356,076
2016-1A, B, 144A, FRN, 3.545%, (3-month USD LIBOR +
1.80%), 10/20/29	United States	460,000	462,231
2016-1A, C, 144A, FRN, 4.145%, (3-month USD LIBOR +
2.40%), 10/20/29	United States	460,000	462,608
[s] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 2.157%, (1-month USD LIBOR + 0.38%),
1/18/22	United States	370,000	370,960
2016-A1, A1, FRN, 2.227%, (1-month USD LIBOR + 0.45%),
2/15/22	United States	2,950,000	2,959,692
2016-A2, A2, FRN, 2.407%, (1-month USD LIBOR + 0.63%),
2/15/24	United States	3,990,000	4,038,169
[f,s] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 3.645%, (3-month USD LIBOR +
1.90%), 1/20/29	United States	500,000	503,865
2012-4A, C1R, 144A, FRN, 4.345%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	480,000	484,742
[f,s] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 2.965%,
(3-month USD LIBOR + 1.22%), 7/20/31	United States	1,150,000	1,157,199
[f,s] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.684%, (3-
month USD LIBOR + 2.95%), 10/18/26	United States	1,550,000	1,565,143
[f,s] Cent CLO, B, 144A, FRN, 4.767%, (3-month USD LIBOR + 3.00%),
1/30/25	United States	784,314	785,514
[f,s] Cent CLO LP,
2014-22A, A2AR, 144A, FRN, 3.743%, (3-month USD LIBOR +
1.95%), 11/07/26	United States	392,000	392,459
2014-22A, BR, 144A, FRN, 4.743%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	340,000	340,932
[f,r] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.584%, 3/13/35	United States	870,000	862,524
[s] Chase Issuance Trust, 2013-A6, A6, FRN, 2.197%, (1-
month USD LIBOR + 0.42%), 7/15/20	United States	1,090,000	1,091,172
[f,s] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.995%, (3-
month USD LIBOR + 2.25%), 10/20/28	United States	270,000	270,332
[r] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47	United States	870,000	903,396
[f] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	1,410,000	1,410,807
[f,s] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 3.845%, (3-month USD LIBOR +
2.10%), 7/20/26	United States	1,080,000	1,081,253
2015-2A, C, 144A, FRN, 4.595%, (3-month USD LIBOR +
2.85%), 7/20/26	United States	190,000	190,277

|59

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[s] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 2.317%,
(1-month USD LIBOR + 0.54%), 9/15/21	United States	2,950,000	$2,962,865
[f,s] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 3.572%, (3-month USD LIBOR +
1.85%), 10/15/28	United States	535,000	537,434
2014-33A, CR, 144A, FRN, 4.222%, (3-month USD LIBOR +
2.50%), 10/15/28	United States	270,000	272,152
[f,s] Dryden 34 Senior Loan Fund, 2014-34A, AR, 144A, FRN, 2.882%,
(3-month USD LIBOR + 1.16%), 10/15/26	United States	450,000	450,896
[f,t,u] Dryden 64 CLO Ltd., 2018-A, D, 144A, FRN, (3-month USD LIBOR +
2.65%), 4/18/31	United States	300,000	300,000
[f,r] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	1,350,000	1,372,327
[s] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%),
2/25/24	United States	1,180,699	1,215,801
2014-DN3, M3, FRN, 5.872%, (1-month USD LIBOR + 4.00%),
8/25/24	United States	222,568	243,081
2014-DN4, M3, FRN, 6.422%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	1,520,109	1,695,878
2014-HQ1, M3, FRN, 5.972%, (1-month USD LIBOR + 4.10%),
8/25/24	United States	380,000	424,812
2014-HQ2, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%),
9/25/24	United States	891,417	920,452
2014-HQ3, M3, FRN, 6.622%, (1-month USD LIBOR + 4.75%),
10/25/24	United States	931,474	1,039,129
2015-DNA3, M3, FRN, 6.572%, (1-month USD LIBOR + 4.70%),
4/25/28	United States	2,250,000	2,692,227
2015-HQ1, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%),
3/25/25	United States	266,284	268,317
2015-HQ1, M3, FRN, 5.672%, (1-month USD LIBOR + 3.80%),
3/25/25	United States	970,000	1,047,653
[f,s] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.972%, (3-
month USD LIBOR + 1.25%), 1/16/26	United States	540,000	540,599
[s] FNMA Connecticut Avenue Securities,
2014-C02, 1M2, FRN, 4.472%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	1,750,000	1,865,803
2014-C03, 1M2, FRN, 4.872%, (1-month USD LIBOR + 3.00%),
7/25/24	United States	3,253,332	3,480,141
2015-C01, 1M2, FRN, 6.172%, (1-month USD LIBOR + 4.30%),
2/25/25	United States	967,469	1,066,168
2015-C01, 2M2, FRN, 6.422%, (1-month USD LIBOR + 4.55%),
2/25/25	United States	1,483,854	1,611,290
2015-C02, 1M2, FRN, 5.872%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	1,012,701	1,112,086
2015-C02, 2M2, FRN, 5.872%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	1,663,291	1,796,299
2015-C03, 1M2, FRN, 6.872%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	1,956,446	2,227,329
2015-C03, 2M2, FRN, 6.872%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	2,439,162	2,729,424

|60

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Franklin Strategic Income VIP Fund (continued)
			Principal
		Country	Amount*	Value

	Asset-Backed Securities and Commercial
	Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	[s] FNMA Connecticut Avenue Securities, (continued)
	2017-C01, 1M2, FRN, 5.422%, (1-month USD LIBOR + 3.55%),
	7/25/29	United States	1,890,000	$2,054,106
	[f,s] Galaxy CLO Ltd.,
	2014-17A, AR, 144A, FRN, 3.122%, (3-month USD LIBOR +
	1.40%), 7/15/26	United States	720,000	720,850
	2014-17A, BR, 144A, FRN, 3.522%, (3-month USD LIBOR +
	1.80%), 7/15/26	United States	470,000	470,785
	2014-17A, C1R, 144A, FRN, 4.122%, (3-month USD LIBOR +
	2.40%), 7/15/26	United States	250,000	250,488
	[f] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	563,980	557,190
	GS Mortgage Securities Trust,
	[r] 2016-GS3, B, FRN, 3.395%, 10/10/49	United States	900,000	877,031
	2017-GS6, B, 3.869%, 5/10/50	United States	870,000	870,209
	[s] Impac Secured Assets Trust, 2007-2, FRN, 2.122%, (1-
	month USD LIBOR + 0.25%), 4/25/37	United States	145,066	142,969
	[f,s] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 3.20%,
	(1-month USD LIBOR + 1.45%), 3/17/32	United States	1,414,211	1,416,667
	[f,r] J.P. Morgan Chase Commercial Mortgage Securities, 2016-Nine, B,
	144A, FRN, 2.854%, 10/06/38	United States	1,200,000	1,122,651
	JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
	3.946%, 7/15/50	United States	1,040,000	1,046,595
	[f,s] LCM 26 Ltd., 26A, B, 144A, FRN, 3.326%, (3-month USD LIBOR +
	1.40%), 1/20/31	United States	250,000	250,223
	[f,s] LCM XVI LP, 2016A, BR, 144A, FRN, 3.222%, (3-month USD LIBOR
+	1.50%), 7/15/26	United States	570,000	570,610
	[f,s] LCM XVII LP,
	2017A, BR, 144A, FRN, 3.572%, (3-month USD LIBOR +
	1.85%), 10/15/26	United States	350,000	350,417
	2017A, CR, 144A, FRN, 4.222%, (3-month USD LIBOR +
	2.50%), 10/15/26	United States	320,000	320,397
	[f,s] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.055%, (3-month USD LIBOR +
	1.31%), 3/20/30	United States	480,000	487,704
	[f,s] Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.46%, (3-month USD LIBOR +
	1.70%), 7/27/30	United States	400,000	404,475
	2017-23A, C, 144A, FRN, 4.11%, (3-month USD LIBOR +
	2.35%), 7/27/30	United States	500,000	504,349
	[f,s] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 3.589%, (3-
	month USD LIBOR + 1.75%), 11/15/28	United States	200,000	200,578
	[s] MortgageIT Trust, 2004-1, A2, FRN, 2.772%, (1-month USD LIBOR +
	0.90%), 11/25/34	United States	193,034	190,258
	[f,s] NZCG Funding LLD, 2015-1A, A2R, 144A, FRN, 3.494%, (3-
	month USD LIBOR + 1.55%), 2/26/31	United States	2,700,000	2,699,919
	[f,s] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.065%,
	(3-month USD LIBOR + 1.32%), 3/17/30	United States	480,000	488,899
	[f,s] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
	2.941%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	900,000	900,711
	[f,s] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
	3.722%, (3-month USD LIBOR + 2.00%), 7/15/27	United States	400,000	400,700

|61

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[s] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
2.182%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	272,285	$270,471
[s] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.164%,
(1-month USD LIBOR + 1.50%), 2/25/35	United States	177,480	175,219
[r] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.402%,
4/25/45	United States	175,038	176,299
[f,t,u] Voya CLO 2014-1 Ltd., 2014-1A, CR2, 144A, FRN, (3-
month USD LIBOR + 2.80%), 4/18/31	United States	1,000,000	1,000,000
[f,s] Voya CLO Ltd.,
2013-2A, BR, 144A, FRN, 4.194%, (3-month USD LIBOR +
1.85%), 4/25/31	United States	780,000	780,000
2015-2A, B, 144A, FRN, 3.724%, (3-month USD LIBOR +
1.98%), 7/23/27	United States	820,000	825,560
Wells Fargo Mortgage Backed Securities Trust,
[r] 2004-W, A9, FRN, 3.707%, 11/25/34	United States	471,461	483,923
2007-3, 3A1, 5.50%, 4/25/22	United States	96,393	98,419
			82,221,296
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $88,474,983)			88,799,664

Mortgage-Backed Securities 9.0%
[v] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 3.687%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33 .	United States	11,270	11,672
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.0%
FHLMC Gold 15 Year, 5.50%, 1/01/19 - 7/01/19	United States	10,239	10,341
FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	2,607,933	2,615,337
[w] FHLMC Gold 30 Year, 3.50%, 4/01/48	United States	10,530,000	10,548,678
FHLMC Gold 30 Year, 4.00%, 8/01/47	United States	6,891,193	7,084,074
[w] FHLMC Gold 30 Year, 4.00%, 4/01/48	United States	10,320,000	10,589,576
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	214,246	230,406
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	180,134	197,229
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	157,030	175,295
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36	United States	31,476	35,465
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	12,536	13,233
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	994	1,050
			31,500,684
[v] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 2.955% - 3.418%, (US 1 Year CMT T-Note +/- MBS Margin),
4/01/20 - 12/01/34.	United States	101,411	106,845
Federal National Mortgage Association (FNMA) Fixed Rate 3.5%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	316,482	312,650
FNMA 15 Year, 3.00%, 4/01/33.	United States	3,950,000	3,947,729
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	19,405	19,559
FNMA 15 Year, 5.00%, 6/01/18.	United States	2,354	2,392
FNMA 15 Year, 5.50%, 9/01/18 - 11/01/18	United States	14,396	14,404
FNMA 30 Year, 3.50%, 11/01/47	United States	4,576,142	4,589,346
[w] FNMA 30 Year, 3.50%, 4/01/48.	United States	4,580,000	4,586,855
[w] FNMA 30 Year, 4.00%, 4/01/48.	United States	5,120,000	5,252,151

|62

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
[w] FNMA 30 Year, 4.50%, 4/01/48.	United States	2,700,000	$2,826,572
FNMA 30 Year, 5.00%, 4/01/30.	United States	59,426	63,547
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	158,451	177,071
			21,792,276
Government National Mortgage Association (GNMA) Fixed Rate
0.5%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	234,202	251,673
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	15,987	16,204
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,247	1,429
GNMA II SF 30 Year, 3.50%, 9/20/47	United States	799,994	808,323
[w] GNMA II SF 30 Year, 3.50%, 4/01/48	United States	1,910,000	1,927,616
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	63,286	68,178
GNMA II SF 30 Year, 6.00%, 11/20/34.	United States	81,961	92,551
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	40,468	45,671
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	10,196	11,427
			3,223,072
Total Mortgage-Backed Securities
(Cost $56,785,996)			56,634,549

Municipal Bonds 1.0%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29	United States	1,650,000	1,950,151
New York City HDC Capital Fund Grant Program Revenue, New York
City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	500,000	542,610
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	405,000	407,175
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	1,490,000	1,601,824
[h] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	1,342,688
Series XX, 5.25%, 7/01/40	United States	165,000	63,938
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding,
Series A-T, 3.25%, 8/01/29	United States	540,000	523,611
Total Municipal Bonds (Cost $8,226,625)			6,431,997

		Shares

Escrows and Litigation Trusts 0.0%†
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow
Account	United States	1,500,000	—
[a,b] NewPage Corp., Litigation Trust	United States	2,500,000	—
[a] Penn Virginia Corp., Escrow Account	United States	1,500,000	5,625
[a] Vistra Energy Corp., Escrow Account	United States	3,000,000	30,000
Total Escrows and Litigation Trusts (Cost $91,006) .			35,625
Total Investments before Short Term Investments
(Cost $658,221,570)			645,332,434

|63

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 2.0%
U.S. Government and Agency Securities (Cost $349,586) 0.1%
[x,y] U.S. Treasury Bill, 5/03/18	United States	350,000	$349,512
Total Investments before Money Market Funds
(Cost $658,571,156)			645,681,946

		Shares

Money Market Funds (Cost $12,229,178) 1.9%
[d,z] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	United States	12,229,178	12,229,178
Total Investments (Cost $670,800,334) 104.0%			657,911,124
Other Assets, less Liabilities (4.0)%			(25,334,718)
Net Assets 100.0%			$632,576,406

|64

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
aaThe security is owned by FT Holdings Corporation lll, a wholly-owned subsidiary of the Fund. See Note 10.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dSee Note 9 regarding investments in affiliated management investment companies.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was
$704,974, representing 0.1% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $175,030,054, representing 27.7% of net assets.
gPerpetual security with no stated maturity date.
hDefaulted security or security for which income has been deemed uncollectible.
iIncome may be received in additional securities and/or cash.
jThe coupon rate shown represents the rate at period end.
kA portion or all of the security purchased on a delayed delivery basis.
lA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
mPrincipal amount is stated in 100 Mexican Peso Units.
nThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
oPrincipal amount is stated in 1,000 Brazilian Real Units.
pRedemption price at maturity and coupon payment are adjusted for inflation.
qPrincipal amount of security is adjusted for inflation.
rAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
sThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
tSecurity purchased on a when-issued basis.
uThe coupon rate will be determined at time of issue.
vAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
wSecurity purchased on a to-be-announced (TBA) basis.
xThe security was issued on a discount basis with no stated coupon rate.
yA portion or all of the security has been segregated as collateral for open futures contracts. At March 31, 2018, the value of this security and/or cash pledged amounted to
$275,615, representing less than 0.1% of net assets.
zThe rate shown is the annualized seven-day effective yield at period end.

|65

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

								Value/
								Unrealized
				Number of		Notional Expiration		Appreciation
Description			Type	Contracts		Amount*	Date (Depreciation)
Interest Rate Contracts
Long Gilt			Long	46		$7,927,122	6/27/18	$119,972
U.S. Treasury 10 Yr. Note Ultra			Long	14		1,818,031	6/20/18	25,776
U.S. Treasury 30 Yr. Bond.			Long	22		3,225,750	6/20/18	79,003
Total Futures Contracts.								$224,751

*As of period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	JPHQ	Buy	44,000,000	658,288		4/12/18	$16,675	$—
Mexican Peso	JPHQ	Buy	11,000,000	576,883		4/12/18	26,924	—
Australian Dollar	DBAB	Sell	5,308,345	4,159,513		4/19/18	83,467	—
Australian Dollar	JPHQ	Buy	3,400,000	2,725,921		4/19/18	—	(115,210)
Australian Dollar	JPHQ	Sell	7,050,000	5,525,015		4/19/18	111,627	—
British Pound	DBAB	Buy	1,600,000	2,209,885		4/19/18	36,922	—
British Pound	DBAB	Sell	1,600,000	2,117,056		4/19/18	—	(129,751)
British Pound	JPHQ	Buy	1,300,000	14,943,968	SEK	4/19/18	34,774	—
British Pound	JPHQ	Buy	1,650,000	2,303,220		4/19/18	13,799	—
British Pound	JPHQ	Sell	1,300,000	13,913,965	SEK	4/19/18	—	(158,201)
British Pound	JPHQ	Sell	1,837,472	2,434,568		4/19/18	—	(145,710)
Canadian Dollar	JPHQ	Buy	700,000	541,166		4/19/18	2,345	—
Canadian Dollar	JPHQ	Sell	9,700,000	7,728,492		4/19/18	196,978	—
Euro	BZWS	Sell	2,561,255	3,039,531		4/19/18	—	(116,430)
Euro	CITI	Sell	2,131,200	2,529,564		4/19/18	—	(96,486)
Euro	DBAB	Buy	992,876	1,247,052		4/19/18	—	(23,637)
Euro	DBAB	Sell	992,876	1,178,435		4/19/18	—	(44,981)
Euro	GSCO	Sell	369,000	437,900		4/19/18	—	(16,780)
Euro	HSBK	Sell	142,717	169,397		4/19/18	—	(6,458)
Euro	JPHQ	Buy	3,000,000	3,732,378		4/19/18	—	(35,798)
Euro	JPHQ	Buy	6,050,000	7,268,785		4/19/18	185,984	—
Euro	JPHQ	Sell	12,278,207	14,574,600		4/19/18	—	(554,524)
Indian Rupee	CITI	Buy	4,537,000	68,704		4/19/18	854	—
Indian Rupee	DBAB	Buy	345,556,000	5,234,111		4/19/18	63,748	—
Indian Rupee	HSBK	Buy	144,338,000	2,185,549		4/19/18	27,356	—
Japanese Yen	BZWS	Buy	60,047,000	569,382		4/19/18	—	(4,312)
Japanese Yen	BZWS	Sell	60,047,000	542,586		4/19/18	—	(22,484)
Japanese Yen	CITI	Buy	42,830,000	406,137		4/19/18	—	(3,087)
Japanese Yen	CITI	Sell	42,830,000	387,017		4/19/18	—	(16,033)
Japanese Yen	DBAB	Buy	540,993,500	4,914,689		4/19/18	176,313	—
Japanese Yen	DBAB	Sell	540,993,500	4,879,970		4/19/18	—	(211,031)

|66

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Forward Exchange Contracts (continued)

						Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type				Quantity	Amount*		Date	Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen		HSBK	Buy	147,626,000		1,341,652		4/19/18	$47,578		$—
Japanese Yen		HSBK	Sell	147,626,000		1,333,568		4/19/18	—		(55,661)
Japanese Yen		JPHQ	Buy	115,286,000		1,093,059		4/19/18	—		(8,164)
Japanese Yen		JPHQ	Buy	1,021,000,000		9,315,338		4/19/18	292,749		—
Japanese Yen		JPHQ	Sell	1,136,286,000		10,264,414		4/19/18	—		(428,568)
Mexican Peso		JPHQ	Buy	30,000,000		1,525,933		4/19/18	119,034		—
Mexican Peso		JPHQ	Sell	22,800,000		1,218,632		4/19/18	—		(31,543)
Norwegian Krone		JPHQ	Buy	13,700,000		1,664,136		4/19/18	83,984		—
South Korean Won		JPHQ	Sell	1,800,000,000		1,654,108		4/19/18	—		(40,737)
Swedish Krona		JPHQ	Buy	14,935,000		1,801,220		4/19/18	—		(11,538)
Argentine Peso		JPHQ	Buy	13,500,000		658,858		4/27/18	—		(794)
Argentine Peso		JPHQ	Buy	13,500,000		646,119		5/29/18	917		—
Mexican Peso		JPHQ	Sell	36,000,000		1,904,963		7/19/18	—		(40,741)
Polish Zloty		DBAB	Buy		6,600,000	1,944,436		7/19/18	—		(11,409)
British Pound		JPHQ	Sell		1,250,000	1,649,375		8/15/18	—		(114,843)
Euro		JPHQ	Sell		1,400,000	1,735,300		8/15/18	—		(5,911)
Swedish Krona		JPHQ	Buy	16,000,000		1,971,536		8/15/18	—		(36,108)
Polish Zloty		JPHQ	Buy		6,000,000	1,784,917		8/16/18	—		(26,553)
Total Forward Exchange Contracts									$1,522,028		$(2,513,483)
Net unrealized appreciation (depreciation)											$(991,455)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic							Unamortized
	Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency		party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)		Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.29	1.00%	Quarterly			6/20/23	$3,200,000	$(55,420)	$(64,154)		$8,734	Investment
											Grade
CDX.NA.HY.30	5.00%	Quarterly			6/20/23	8,700,000	537,978	530,668		7,310	Non-
											Investment
											Grade
TotalCentrallyClearedSwapContracts.							$482,558	$466,514	$16,044
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc	(5.00)%	Quarterly		CITI	12/20/22	$750,000	$(125,018)	$(129,304)		$4,286
Ally Financial Inc	(5.00)%	Quarterly		JPHQ	12/20/22	1,250,000	(208,362)	(216,991)		8,629

|67

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e]
Single Name
GovernmentofArgentina.	5.00%	Quarterly	MSCO	6/20/23	$5,000,000	$525,217	$521,502	$3,715	B+
GovernmentofColombia.	1.00%	Quarterly	CITI	6/20/23	3,700,000	(10,448)	(10,107)	(341)	BBB-
GovernmentofMexico	1.00%	Quarterly	JPHQ	6/20/23	1,700,000	(6,515)	(12,958)	6,443	BBB+
Traded Index
[f]Citibank Bespoke Cambridge
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	2,900,000	(588,319)	(409,072)	(179,247)	Non-
									Investment
									Grade
[f]Citibank Bespoke Index,
MezzanineTranche5-8%	0.50%	Quarterly	CITI	6/20/18	3,000,000	(4,699)	—	(4,699)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon Index,
EquityTranche0-3%	0.00%	Quarterly	CITI	6/20/19	530,000	(50,165)	(76,617)	26,452	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona Index,
EquityTranche0-3%	0.00%	Quarterly	CITI	12/20/19	1,100,000	(206,575)	(190,467)	(16,108)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona Index,
Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	3,100,000	2,161	—	2,161	Non-
									Investment
									Grade
MCDX.NA.29	1.00%	Quarterly	CITI	12/20/22	2,270,000	55,392	52,235	3,157	Investment
									Grade
Total OTC Swap Contracts.						$(617,331)	$(471,779)	$(145,552)
Total Credit Default Swap Contracts						$(134,773)	$(5,265)	$(129,508)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

|68

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Credit Default Swap Contracts (continued)

Collateral
Counterparty	Pledged (Received)
CITI	$1,020,000
DBAB	130,000
JPHQ	720,000
MSCO	(560,000)
Total collateral	$1,310,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

See Abbreviations on page 116.

|69

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin U.S. Government Securities VIP Fund
	Principal
	Amount*	Value

Corporate Bonds 1.0%
Petroleos Mexicanos, 2.378%, 4/15/25 (Mexico)	$2,467,500	$2,434,620
Reliance Industries Ltd., senior bond, 2.512%, 1/15/26 (India)	10,500,000	10,386,285
Total Corporate Bonds (Cost $12,793,172)		12,820,905

Mortgage-Backed Securities 80.8%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.3%
FHLMC, 3.051%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/37	724,489	763,610
FHLMC, 3.593%, (12-month USD LIBOR +/- MBS Margin), 4/01/40.	7,197,829	7,543,735
FHLMC, 3.512% - 3.66%, (12-month USD LIBOR +/- MBS Margin), 3/01/36 - 5/01/38	7,853,700	8,244,940
		16,552,285
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.6%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25.	1,023,354	1,048,316
FHLMC Gold 30 Year, 3.00%, 5/01/43	477,960	469,598
FHLMC Gold 30 Year, 3.00%, 6/01/46	38,233,799	37,321,980
FHLMC Gold 30 Year, 3.00%, 10/01/46	27,000,823	26,352,409
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43.	3,942,561	4,026,472
FHLMC Gold 30 Year, 3.50%, 12/01/47	7,856,526	7,878,831
FHLMC Gold 30 Year, 3.50%, 1/01/48	14,827,885	14,867,360
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 8/01/47.	11,147,404	11,511,328
FHLMC Gold 30 Year, 4.00%, 11/01/47	13,861,123	14,259,272
FHLMC Gold 30 Year, 4.00%, 1/01/48	4,947,093	5,093,445
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41.	2,572,357	2,717,977
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40.	4,757,345	5,126,296
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38.	1,255,453	1,383,338
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35.	827,624	925,233
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	435,948	491,250
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 9/01/31.	142,304	155,243
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	1,461	1,475
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22.	2,630	2,795
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	307,947	361,684
FHLMC PC 30 Year, 8.50%, 9/01/20	99	100
		133,994,402
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 4.5%
FNMA, 3.385%, (12-month USD LIBOR +/- MBS Margin), 10/01/35	5,613,650	5,887,228
FNMA, 2.482% - 3.406%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/18 - 10/01/44.	11,491,635	12,078,990
FNMA, 3.417%, (12-month USD LIBOR +/- MBS Margin), 8/01/36.	6,080,750	6,368,874
FNMA, 3.709%, (12-month USD LIBOR +/- MBS Margin), 9/01/37.	16,573,101	17,549,984
FNMA, 3.21% - 4.133%, (US 3 Year CMT T-Note +/- MBS Margin), 3/01/20 - 3/01/29	41,772	42,210
FNMA, 2.553% - 4.918%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 7/01/37	1,225,355	1,257,869
FNMA, 2.003% - 5.441%, (11th District COF +/- MBS Margin), 9/01/19 - 6/01/38	179,608	184,223
FNMA, 2.983% - 5.883%, (12-month USD LIBOR +/- MBS Margin), 1/01/19 - 3/01/47	10,663,974	11,125,080
FNMA, 3.418% - 7.22%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/19 - 12/01/40	3,045,592	3,178,919
		57,673,377
Federal National Mortgage Association (FNMA) Fixed Rate 11.9%
FNMA 15 Year, 2.64%, 7/01/25	2,500,000	2,445,674
FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,450,838
FNMA 15 Year, 2.99%, 11/01/24	2,983,591	2,986,700
FNMA 15 Year, 3.14%, 10/01/25	4,000,000	4,010,484
FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,011,987
FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,075,174

Quarterly Statement of Investments | See Notes to Statements of Investments. | 70

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 15 Year, 5.50%, 1/01/25	$1,051,038	$1,098,159
FNMA 30 Year, 3.00%, 12/01/42	203,346	199,340
FNMA 30 Year, 3.00%, 9/01/47	19,574,467	19,097,709
FNMA 30 Year, 3.50%, 7/01/45	35,301,178	35,435,534
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	8,274,459	8,553,335
[b] FNMA 30 Year, 4.00%, 4/01/48	45,000,000	46,161,487
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	8,169,246	8,636,298
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	4,741,576	5,123,595
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	1,923,893	2,107,086
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	2,246,683	2,510,730
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	464,274	518,432
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	16,626	17,057
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	80,441	81,948
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	306	313
FNMA 30 Year, 9.00%, 10/01/26	81,568	85,623
FNMA PL 30 Year, 5.50%, 4/01/34	1,162,540	1,227,769
		150,835,272
Government National Mortgage Association (GNMA) Fixed Rate 52.5%
GNMA I SF 30 Year, 3.00%, 7/15/42	542,017	535,839
GNMA I SF 30 Year, 4.00%, 10/15/40 - 8/15/46	11,645,884	12,066,031
GNMA I SF 30 Year, 4.50%, 1/15/39 - 6/15/40	11,183,485	11,825,805
GNMA I SF 30 Year, 4.50%, 7/15/40 - 6/15/41	4,585,952	4,821,071
GNMA I SF 30 Year, 5.00%, 6/15/30 - 11/15/39	11,408,536	12,249,813
GNMA I SF 30 Year, 5.00%, 11/15/39 - 6/15/40	11,588,714	12,443,309
GNMA I SF 30 Year, 5.00%, 9/15/40	908,081	976,162
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	5,887,982	6,472,363
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	3,036,459	3,409,121
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	1,520,603	1,705,015
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	394,596	412,685
GNMA I SF 30 Year, 7.50%, 2/15/22 - 8/15/33	442,724	494,926
GNMA I SF 30 Year, 8.00%, 12/15/21 - 7/15/23	102,256	104,416
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	43,162	43,934
GNMA I SF 30 Year, 9.00%, 9/15/19 - 3/15/20	798	801
GNMA I SF 30 Year, 9.50%, 9/15/18 - 12/15/20	16,434	16,645
GNMA I SF 30 Year, 10.00%, 9/15/18 - 8/15/21	6,336	6,371
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	2,673,523	2,648,749
GNMA II SF 30 Year, 3.00%, 9/20/45	10,755,774	10,618,395
GNMA II SF 30 Year, 3.00%, 7/20/47	23,386,453	23,030,224
GNMA II SF 30 Year, 3.00%, 9/20/47	29,396,363	28,937,041
GNMA II SF 30 Year, 3.50%, 12/20/40 - 8/20/43	2,694,021	2,734,668
GNMA II SF 30 Year, 3.50%, 8/20/42	7,499,697	7,612,856
GNMA II SF 30 Year, 3.50%, 9/20/42	21,756,832	22,085,113
GNMA II SF 30 Year, 3.50%, 10/20/42	6,638,183	6,738,345
GNMA II SF 30 Year, 3.50%, 11/20/42	12,988,522	13,184,507
GNMA II SF 30 Year, 3.50%, 12/20/42	9,795,628	9,943,435
GNMA II SF 30 Year, 3.50%, 1/20/43	16,450,662	16,698,887
GNMA II SF 30 Year, 3.50%, 3/20/43	5,917,642	6,006,936
GNMA II SF 30 Year, 3.50%, 4/20/43	7,434,028	7,546,206
GNMA II SF 30 Year, 3.50%, 5/20/43	13,664,283	13,870,476
GNMA II SF 30 Year, 3.50%, 6/20/43	6,262,673	6,357,177
GNMA II SF 30 Year, 3.50%, 9/20/47	103,261,482	104,336,580

|71

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.50%, 10/20/47	$7,868,333	$7,950,381
GNMA II SF 30 Year, 3.50%, 11/20/47	141,658,573	143,135,744
GNMA II SF 30 Year, 4.00%, 11/20/39 - 7/20/41	11,981,085	12,538,085
GNMA II SF 30 Year, 4.00%, 9/20/41 - 2/20/44	4,383,990	4,552,735
GNMA II SF 30 Year, 4.00%, 11/20/41	7,310,448	7,643,319
GNMA II SF 30 Year, 4.00%, 10/20/47	67,561,484	69,525,463
GNMA II SF 30 Year, 4.00%, 1/20/48	14,905,597	15,353,541
GNMA II SF 30 Year, 4.50%, 10/20/39 - 6/20/41	11,339,359	11,925,849
GNMA II SF 30 Year, 4.50%, 7/20/41 - 2/20/44	11,261,520	11,852,685
GNMA II SF 30 Year, 4.50%, 9/20/41	5,790,822	6,094,848
GNMA II SF 30 Year, 4.50%, 10/20/44	3,148,422	3,315,187
GNMA II SF 30 Year, 5.00%, 9/20/33 - 10/20/42	9,677,414	10,409,466
GNMA II SF 30 Year, 5.00%, 6/20/44	3,024,332	3,228,182
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	4,841,788	5,314,894
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	3,080,225	3,482,463
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	483,687	542,241
GNMA II SF 30 Year, 7.00%, 5/20/32	8,556	9,913
GNMA II SF 30 Year, 7.50%, 9/20/22 - 5/20/33	86,085	93,795
GNMA II SF 30 Year, 8.00%, 8/20/26	5,580	6,420
GNMA II SF 30 Year, 9.50%, 4/20/25	2,050	2,057
		666,911,170
Total Mortgage-Backed Securities (Cost $1,049,966,053)		1,025,966,506

U.S. Government and Agency Securities 17.4%
Federal Agricultural Mortgage Corp.,
4.30%, 5/13/19	1,010,000	1,033,565
1.41%, 3/06/20	10,000,000	9,814,900
2.66%, 4/12/22	7,000,000	7,040,481
FHLB, 2.625%, 9/12/25	20,000,000	19,556,800
FICO,
1P, Strip, 5/11/18	10,000,000	9,979,320
12, Strip, 6/06/18	4,627,000	4,610,031
13P, Strip, 12/27/18	2,500,000	2,462,165
15P, Strip, 3/07/19	1,798,000	1,762,460
B-P, Strip, 4/06/18	1,405,000	1,404,612
D-P, Strip, 9/26/19	7,605,000	7,352,862
E-P, Strip, 11/02/18	8,896,000	8,782,957
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	13,619,064
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,997,059
New Valley Generation IV, secured bond, 4.687%, 1/15/22	1,474,708	1,535,072
Overseas Private Investment Corp., A, zero cpn., 11/15/20	2,575,000	3,101,031
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,064,971
secured note, 4.30%, 12/15/21	1,865,000	1,975,453
secured note, LL, 2.25%, 3/15/20	1,700,000	1,693,754
senior secured note, MM, 2.30%, 9/15/20.	3,500,000	3,484,488
SBA, PC, 1998-20I, 1, 6.00%, 9/01/18	29,964	30,175
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	6,966,834

|72

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount*	Value

U.S. Government and Agency Securities (continued)
TVA,
1.875%, 8/15/22	$6,000,000	$5,820,108
5.88%, 4/01/36	5,000,000	6,834,510
Strip, 11/01/18	2,644,000	2,610,886
Strip, 6/15/19	5,973,000	5,799,060
Strip, 6/15/20	6,138,000	5,798,078
U.S. Treasury Bond,
2.50%, 2/15/46	4,000,000	3,633,389
[c] Index Linked, 2.00%, 1/15/26	1,872,936	2,067,069
[c] Index Linked, 1.75%, 1/15/28	9,463,594	10,398,953
[c] Index Linked, 3.625%, 4/15/28	7,661,175	9,817,158
U.S. Treasury Note,
2.375%, 8/15/24	22,000,000	21,620,499
2.25%, 8/15/27	6,000,000	5,749,660
[c] Index Linked, 0.125%, 7/15/24	16,177,438	15,798,268
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19.	5,000,000	4,997,590
Total U.S. Government and Agency Securities (Cost $223,077,183)		221,213,282

Total Investments before Short Term Investments
(Cost $1,285,836,408)		1,260,000,693

Short Term Investments (Cost $53,109,982) 4.2%
Repurchase Agreements 4.2%
[d] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $53,120,422)
BNP Paribas Securities Corp. (Maturity Value $24,169,792)
Deutsche Bank Securities Inc. (Maturity Value $1,638,765)
HSBC Securities (USA) Inc. (Maturity Value $27,191,282)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $120,583)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 - 2/05/20; [e]U.S.
Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% - 3.50%, 11/30/19 - 3/31/22 (valued
at $54,208,017)	53,109,982	53,109,982
Total Investments (Cost $1,338,946,390) 103.4%		1,313,110,675
Other Assets, less Liabilities (3.4)%		(43,140,344)
Net Assets 100.0%		$1,269,970,331

See Abbreviations on page 116.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
bSecurity purchased on a to-be-announced (TBA) basis.
cPrincipal amount of security is adjusted for inflation.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
eThe security was issued on a discount basis with no stated coupon rate.

|73

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin VolSmart Allocation VIP Fund
	Shares	Value
Common Stocks 49.9%
Capital Goods 10.8%
Carlisle Cos. Inc	7,460	$778,899
Donaldson Co. Inc	13,830	623,042
Dover Corp	23,600	2,317,992
General Dynamics Corp	11,000	2,429,900
Honeywell International Inc	20,900	3,020,259
Johnson Controls International PLC	40,092	1,412,842
Pentair PLC (United Kingdom)	27,100	1,846,323
Roper Technologies Inc	16,900	4,743,661
United Technologies Corp	15,500	1,950,210
W.W. Grainger Inc	2,750	776,242
		19,899,370
Commercial & Professional Services 1.0%
Cintas Corp	7,700	1,313,466
Matthews International Corp., A	11,870	600,622
		1,914,088
Consumer Durables & Apparel 0.9%
NIKE Inc., B	24,400	1,621,136
Consumer Services 1.1%
McDonald’s Corp	9,380	1,466,844
Yum! Brands Inc	7,700	655,501
		2,122,345
Diversified Financials 0.2%
State Street Corp	3,750	373,988
Energy 2.9%
Chevron Corp	10,590	1,207,684
EOG Resources Inc	5,730	603,197
Exxon Mobil Corp	14,800	1,104,228
Occidental Petroleum Corp	16,600	1,078,336
Schlumberger Ltd	21,300	1,379,814
		5,373,259
Food & Staples Retailing 1.6%
CVS Health Corp	12,550	780,736
Walgreens Boots Alliance Inc	14,300	936,221
Walmart Inc	13,390	1,191,308
		2,908,265
Food, Beverage & Tobacco 2.6%
Archer-Daniels-Midland Co	13,600	589,832
Bunge Ltd	19,100	1,412,254
McCormick & Co. Inc	10,750	1,143,692
PepsiCo Inc	14,300	1,560,845
		4,706,623
Health Care Equipment & Services 6.6%
Abbott Laboratories	27,960	1,675,363
Becton, Dickinson and Co	13,900	3,012,130
DENTSPLY SIRONA Inc	13,000	654,030
Medtronic PLC	29,600	2,374,512
Stryker Corp	19,600	3,154,032

Quarterly Statement of Investments | See Notes to Statements of Investments. | 74

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
West Pharmaceutical Services Inc	14,900	$1,315,521
		12,185,588
Household & Personal Products 1.5%
Colgate-Palmolive Co	19,400	1,390,592
The Procter & Gamble Co	16,280	1,290,678
		2,681,270
Insurance 0.9%
Aflac Inc	18,240	798,183
Chubb Ltd	3,981	544,481
Erie Indemnity Co., A	2,720	319,981
		1,662,645
Materials 5.7%
Air Products and Chemicals Inc	16,100	2,560,383
Albemarle Corp	36,100	3,347,914
Ecolab Inc	7,660	1,049,956
Nucor Corp	12,200	745,298
Praxair Inc	18,800	2,712,840
		10,416,391
Media 0.9%
Comcast Corp., A	24,400	833,748
John Wiley & Sons Inc., A	12,016	765,419
		1,599,167
Pharmaceuticals, Biotechnology & Life Sciences 2.3%
AbbVie Inc	9,040	855,636
Johnson & Johnson	17,000	2,178,550
Perrigo Co. PLC	6,040	503,374
Pfizer Inc	13,410	475,921
Roche Holding AG, ADR (Switzerland)	7,500	214,687
		4,228,168
Retailing 2.1%
The Gap Inc	15,720	490,464
Ross Stores Inc	22,600	1,762,348
Target Corp	11,140	773,450
Tiffany & Co	8,800	859,408
		3,885,670
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices Inc	28,814	2,625,820
Texas Instruments Inc	29,500	3,064,755
Versum Materials Inc	5,495	206,777
		5,897,352
Software & Services 5.0%
Accenture PLC, A	20,400	3,131,400
Microsoft Corp	52,300	4,773,421
Visa Inc., A	11,200	1,339,744
		9,244,565

|75

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Transportation 0.6%
United Parcel Service Inc., B	10,000	$1,046,600
Total Common Stocks (Cost $75,621,302)		91,766,490

Investments in Underlying Funds and Exchange Traded Funds 47.2%
Domestic Equity 10.6%
[a,b] Franklin DynaTech Fund, Class R6	269,702	19,556,112
Domestic Fixed Income 22.6%
[b] Franklin Low Duration Total Return Fund, Class R6	2,343,228	22,846,473
[b] Franklin Strategic Income Fund, Class R6	1,927,168	18,635,713
		41,482,186
Domestic Hybrid 9.4%
[b] Franklin Income Fund, Class R6	7,605,386	17,264,225
Foreign Equity 4.6%
iShares Core MSCI EAFE ETF	126,900	8,360,172
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $80,078,261)		86,662,695
Total Investments before Short Term Investments (Cost $155,699,563)		178,429,185

Short Term Investments (Cost $3,908,982) 2.2%
Money Market Funds 2.2%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	3,908,982	3,908,982
Total Investments (Cost $159,608,545) 99.3%		182,338,167
Other Assets, less Liabilities 0.7%		1,372,492
Net Assets 100.0%		$183,710,659

aNon-income producing.
bSee Note 8 regarding investments in Underlying Funds.
cThe rate shown is the annualized seven-day effective yield at period end.

|76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/
						Unrealized
		Number of	Notional Expiration			Appreciation
Description	Type	Contracts	Amount		Date (Depreciation)
Equity Contracts
S&P 500 E-Mini	Short	261	$34,491,150		6/15/18	$89,333

At March 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
	Financing	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency Counterparty Date			Value	(Depreciation)
OTC Swap Contracts
Long[a]
Dynamic VIX Backwardation (BEFSDVB1)[b]	0.25%	Monthly	BZWS	5/25/18	$34,100,000	$93,181

aThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.
bRepresents an index comprised of a basket of underlying VIX futures with various maturity dates. The notional amount of the swap is allocated based on predefined triggers at the close of market each business day. Additional information regarding the underlying instruments and their respective values and fees are as follows:

		Value/	Percentage
		Unrealized	of
	Notional	Appreciation	Net Assets
Underlying Instruments	Value[c]	(Depreciation)	(%)
CBOEVIXFutureJul18	$5,832,895	$41,204	–%
CBOE VIX Future Aug18	8,525,000	55,768	–%
CBOE VIX Future Sep18	8,525,000	53,992	–%
CBOEVIXFutureOct18.	2,692,105	14,040	–%
Uninvested Notional	8,525,000	(71,823)[d]	(–)%
Total	$34,100,000	$93,181	–%

cNotional value represents the market value of each underlying instrument which is calculated based on the swap contract’s original notional value of $34,100,000, allocated to each underlying instrument on a pro-rata basis.
dIncludes financing fees and accumulated unrealized appreciation (depreciation) on invested futures that closed during the month but were not settled at period end.
Settlement occurs on a monthly basis.

See Abbreviations on page 116.

|77

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Templeton Developing Markets VIP Fund
	Industry	Shares	Value

Common Stocks 94.5%
Belgium 1.0%
Anheuser-Busch InBev SA/NV	Beverages	31,970	$3,516,618
Brazil 1.3%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	148,600	1,152,795
B3 SA - Brasil Bolsa Balcao	Capital Markets	55,400	447,377
M. Dias Branco SA	Food Products	136,200	2,102,073
Mahle-Metal Leve SA	Auto Components	136,600	1,016,720
			4,718,965
Cambodia 1.4%
NagaCorp Ltd	Hotels, Restaurants & Leisure	4,824,000	4,953,807
China 21.6%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	82,310	15,107,177
BAIC Motor Corp. Ltd., H	Automobiles	1,686,100	2,066,594
[a] Baidu Inc., ADR.	Internet Software & Services	9,411	2,100,441
Brilliance China Automotive Holdings Ltd	Automobiles	8,909,300	18,593,203
China Life Insurance Co. Ltd., H	Insurance	361,000	993,477
China Mobile Ltd	Wireless Telecommunication Services	490,500	4,496,417
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	5,918,000	5,195,064
CNOOC Ltd	Oil, Gas & Consumable Fuels	2,000,500	2,946,410
COSCO Shipping Ports Ltd	Transportation Infrastructure	1,091,638	917,951
Dah Chong Hong Holdings Ltd	Distributors	1,746,100	880,970
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	441,500	590,285
NetEase Inc., ADR	Internet Software & Services	11,526	3,231,775
Ping An Bank Co. Ltd., A	Banks	1,636,500	2,842,549
Ping An Insurance Group Co. of China Ltd., A	Insurance	446,198	4,642,370
Poly Culture Group Corp. Ltd., H	Media	229,200	406,491
Tencent Holdings Ltd	Internet Software & Services	213,900	11,162,654
Uni-President China Holdings Ltd	Food Products	2,937,400	2,541,146
Weifu High-Technology Co. Ltd., B.	Auto Components	334,339	707,970
			79,422,944
Czech Republic 0.4%
Moneta Money Bank AS	Banks	390,403	1,622,607
Hong Kong 2.4%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	149,333	1,187,198
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	1,310,000	3,379,816
Sands China Ltd	Hotels, Restaurants & Leisure	807,600	4,342,157
			8,909,171
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	177,170	3,704,426
India 6.1%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	35,390	1,451,016
Biocon Ltd	Biotechnology	417,292	3,830,664
Coal India Ltd	Oil, Gas & Consumable Fuels	245,918	1,074,941
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	292,323	2,375,963
ICICI Bank Ltd	Banks	1,806,409	7,852,361
Infosys Ltd	IT Services	119,268	2,090,394
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	60,110	821,808
Tata Chemicals Ltd	Chemicals	159,500	1,670,555
[a] Tata Motors Ltd., A	Automobiles	401,271	1,139,217
			22,306,919

Quarterly Statement of Investments | See Notes to Statements of Investments. | 78

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Indonesia 3.0%
Astra International Tbk PT	Automobiles	10,115,100	$5,380,225
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	2,859,167
Perusahaan Gas Negara (Persero) Tbk PT.	Gas Utilities	4,738,900	797,138
Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	2,085,487
			11,122,017
Kenya 0.4%
Equity Group Holdings Ltd	Banks	2,355,700	1,282,807
Mexico 1.8%
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander, ADR	Banks	770,019	5,521,036
Nemak SAB de CV	Auto Components	1,426,300	1,182,251
			6,703,287
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	170,327	61,507
Pakistan 0.8%
Habib Bank Ltd	Banks	1,550,000	2,839,858
Peru 1.2%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	299,680	4,564,126
Philippines 0.2%
BDO Unibank Inc	Banks	327,469	878,189
Russia 8.6%
Gazprom PJSC, ADR.	Oil, Gas & Consumable Fuels	666,900	3,245,135
LUKOIL PJSC, ADR.	Oil, Gas & Consumable Fuels	95,300	6,566,170
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	179,485	6,278,385
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	104,400	1,935,054
Sberbank of Russia PJSC, ADR	Banks	402,166	7,492,353
[a] Yandex NV, A	Internet Software & Services	150,078	5,920,577
			31,437,674
Singapore 0.1%
DBS Group Holdings Ltd	Banks	25,706	543,075
South Africa 7.8%
Massmart Holdings Ltd	Food & Staples Retailing	293,714	4,024,007
MTN Group Ltd	Wireless Telecommunication Services	80,702	812,313
Naspers Ltd., N	Media	97,448	23,832,315
			28,668,635
South Korea 16.5%
Daelim Industrial Co. Ltd	Construction & Engineering	39,523	2,770,265
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	33,470	3,421,242
Hankook Tire Co. Ltd	Auto Components	21,600	1,090,729
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	37,500	658,883
Hanon Systems.	Auto Components	245,604	2,649,350
Hite Jinro Co. Ltd	Beverages	64,320	1,360,382
Hyundai Development Co-Engineering & Construction	Construction & Engineering	122,240	4,428,005
Interpark Holdings Corp	Internet & Direct Marketing Retail	142,053	484,459
KT Skylife Co. Ltd	Media	176,060	2,023,573
LG Corp	Industrial Conglomerates	19,524	1,583,691
Naver Corp	Internet Software & Services	4,188	3,124,858
POSCO	Metals & Mining	13,592	4,168,049
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	12,367	28,673,083

|79

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
South Korea (continued)
SK Hynix Inc	Semiconductors & Semiconductor Equipment	46,050	$3,527,107
Youngone Corp	Textiles, Apparel & Luxury Goods	22,200	586,657
			60,550,333
Taiwan 11.1%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	341,000	4,160,895
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	1,759,800	804,923
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	2,327,500	7,312,063
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	14,000	1,602,420
Pegatron Corp	Technology Hardware, Storage & Peripherals	563,800	1,418,536
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	3,001,000	25,374,946
			40,673,783
Thailand 4.0%
Kasikornbank PCL, fgn	Banks	619,500	4,212,123
Kiatnakin Bank PCL, fgn	Banks	1,009,800	2,336,674
Land and Houses PCL, fgn	Real Estate Management & Development	4,853,900	1,651,088
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	584,500	2,161,615
Siam Commercial Bank PCL, fgn	Banks	306,400	1,412,784
Thai Beverage PCL, fgn	Beverages	4,816,500	2,873,096
			14,647,380
United Kingdom 3.1%
Unilever PLC	Personal Products	206,804	11,477,543
United States 0.7%
[a] IMAX Corp	Media	135,942	2,610,086
Total Common Stocks (Cost $235,087,148)			347,215,757
Participatory Notes (Cost $1,796,936) 0.6%
Saudi Arabia 0.6%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/19/21	Chemicals	66,324	2,058,697
Preferred Stocks 4.2%
Brazil 4.2%
[c] Banco Bradesco SA, 3.178%, ADR, pfd	Banks	627,815	7,458,442
[c] Itau Unibanco Holding SA, 5.909%, ADR, pfd	Banks	517,962	8,080,207
Total Preferred Stocks (Cost $5,794,956)			15,538,649
Total Investments before Short Term
Investments (Cost $242,679,040)			364,813,103

Short Term Investments (Cost $2,823,280) 0.8%
Money Market Funds 0.8%
United States 0.8%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.24%		2,823,280	2,823,280
Total Investments (Cost $245,502,320)
100.1%			367,636,383
Other Assets, less Liabilities (0.1)%			(228,584)
Net Assets 100.0%			$367,407,799

|80

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)

See Abbreviations on page 116.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was
$6,278,385, representing 1.7% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 9 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

|81

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Templeton Foreign VIP Fund
	Country	Shares	Value
Common Stocks 97.0%
Aerospace & Defense 2.8%
BAE Systems PLC	United Kingdom	2,720,370	$22,191,753
[a] Cobham PLC	United Kingdom	5,307,199	9,151,786
Rolls-Royce Holdings PLC	United Kingdom	1,153,600	14,107,858
			45,451,397
Auto Components 1.4%
Cie Generale des Etablissements Michelin SCA.	France	67,168	9,922,244
Sumitomo Rubber Industries Ltd	Japan	712,200	13,082,524
			23,004,768
Automobiles 0.5%
Hero Motocorp Ltd	India	154,059	8,423,907
Banks 14.2%
Bangkok Bank PCL, fgn	Thailand	3,144,600	21,784,272
[a] Bank of Ireland Group PLC	Ireland	1,311,512	11,488,682
Barclays PLC	United Kingdom	6,770,066	19,615,599
BNP Paribas SA	France	427,800	31,713,860
Hana Financial Group Inc	South Korea	494,927	21,331,955
HSBC Holdings PLC	United Kingdom	3,012,800	28,405,259
ING Groep NV	Netherlands	570,040	9,621,753
Kasikornbank PCL, fgn	Thailand	249,500	1,696,408
Kasikornbank PCL, NVDR	Thailand	1,610,500	10,950,160
KB Financial Group Inc., ADR	South Korea	437,706	25,360,686
Standard Chartered PLC	United Kingdom	3,816,307	38,162,663
United Overseas Bank Ltd	Singapore	410,000	8,628,949
			228,760,246
Beverages 2.3%
Kirin Holdings Co. Ltd	Japan	709,500	18,911,766
Suntory Beverage & Food Ltd	Japan	363,800	17,699,581
			36,611,347
Biotechnology 1.0%
Shire PLC	United Kingdom	318,110	15,936,574
Capital Markets 1.4%
UBS Group AG	Switzerland	1,326,231	23,355,405
Chemicals 1.3%
Johnson Matthey PLC	United Kingdom	494,842	21,120,995
Construction & Engineering 1.1%
Sinopec Engineering Group Co. Ltd	China	17,492,000	17,405,530
Construction Materials 1.4%
CRH PLC	Ireland	294,271	10,002,936
Taiheiyo Cement Corp	Japan	350,600	12,751,790
			22,754,726
Diversified Telecommunication Services 3.1%
China Telecom Corp. Ltd., H	China	50,418,357	22,226,011
Singapore Telecommunications Ltd	Singapore	7,228,800	18,673,366
Telefonica Deutschland Holding AG	Germany	2,094,590	9,847,720
			50,747,097
Electric Utilities 0.6%
Orsted AS	Denmark	144,200	9,343,052

Quarterly Statement of Investments | See Notes to Statements of Investments. | 82

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components 0.4%
[a] Landis+Gyr Group AG.	Switzerland	78,096	$6,055,572
Energy Equipment & Services 2.3%
SBM Offshore NV.	Netherlands	1,370,601	21,943,993
Tenaris SA.	Italy	875,992	15,055,759
			36,999,752
Food & Staples Retailing 0.5%
Seven & i Holdings Co. Ltd	Japan	198,700	8,534,012
Food Products 0.5%
Ezaki Glico Co. Ltd	Japan	152,400	7,988,218
Health Care Equipment & Supplies 0.9%
[a] Getinge AB, B	Sweden	651,040	7,408,797
Shandong Weigao Group Medical Polymer Co. Ltd., H	China	9,924,000	6,612,797
			14,021,594
Health Care Providers & Services 1.9%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	5,083,800	13,602,054
Sinopharm Group Co. Ltd., H	China	3,443,200	17,240,567
			30,842,621
Household Durables 0.6%
Panasonic Corp	Japan	634,900	9,087,497
Industrial Conglomerates 2.5%
CK Hutchison Holdings Ltd	Hong Kong	2,021,500	24,184,442
Siemens AG	Germany	122,182	15,583,314
			39,767,756
Insurance 6.5%
Aegon NV	Netherlands	5,251,690	35,431,606
Aviva PLC	United Kingdom	1,743,972	12,134,509
AXA SA.	France	722,428	19,225,456
China Life Insurance Co. Ltd., H	China	4,639,000	12,766,589
Chubb Ltd	United States	113,369	15,505,478
DB Insurance Co. Ltd	South Korea	147,418	9,027,392
			104,091,030
Internet Software & Services 2.8%
[a] Baidu Inc., ADR	China	138,230	30,851,554
NetEase Inc., ADR	China	48,100	13,486,759
			44,338,313
Life Sciences Tools & Services 2.5%
[a] MorphoSys AG.	Germany	202,180	20,674,956
[a] QIAGEN NV.	Netherlands	616,864	19,950,191
			40,625,147
Media 1.1%
SES SA, IDR	Luxembourg	1,315,990	17,810,699
Metals & Mining 4.5%
Alamos Gold Inc., A	Canada	3,063,752	15,962,148
Barrick Gold Corp	Canada	617,720	7,690,614
Sumitomo Metal Mining Co. Ltd	Japan	370,600	15,624,034
Wheaton Precious Metals Corp	Canada	1,647,300	33,527,137
			72,803,933

|83

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Multiline Retail 1.1%
Ryohin Keikaku Co. Ltd	Japan	52,100	$17,503,129
Multi-Utilities 2.2%
innogy SE	Germany	406,610	19,272,079
Veolia Environnement SA	France	671,188	15,914,405
			35,186,484
Oil, Gas & Consumable Fuels 11.1%
BP PLC	United Kingdom	6,554,082	44,071,984
Cenovus Energy Inc	Canada	1,082,702	9,208,948
Eni SpA.	Italy	1,507,144	26,531,054
Husky Energy Inc	Canada	880,500	12,588,812
INPEX Corp	Japan	1,724,000	21,350,247
Kunlun Energy Co. Ltd	China	7,166,000	6,181,049
Royal Dutch Shell PLC, A	United Kingdom	16,803	526,577
Royal Dutch Shell PLC, B	United Kingdom	1,253,971	40,062,600
Total SA	France	332,436	18,893,822
			179,415,093
Pharmaceuticals 10.1%
Astellas Pharma Inc	Japan	1,689,500	25,660,876
Bayer AG.	Germany	198,000	22,391,794
Merck KGaA	Germany	151,830	14,572,141
Novartis AG	Switzerland	128,920	10,443,912
Roche Holding AG	Switzerland	143,560	32,981,017
Sanofi	France	352,215	28,349,723
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,610,544	27,524,197
			161,923,660
Semiconductors & Semiconductor Equipment 2.3%
Infineon Technologies AG	Germany	590,665	15,820,824
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	2,587,000	21,874,370
			37,695,194
Specialty Retail 1.4%
Kingfisher PLC	United Kingdom	5,347,092	21,944,826
Technology Hardware, Storage & Peripherals 5.2%
Catcher Technology Co. Ltd	Taiwan	925,000	11,286,885
Quanta Computer Inc	Taiwan	5,640,000	11,398,835
Samsung Electronics Co. Ltd	South Korea	26,226	60,805,391
			83,491,111
Trading Companies & Distributors 1.6%
SIG PLC	United Kingdom	5,760,800	10,936,269
Travis Perkins PLC	United Kingdom	856,731	14,833,658
			25,769,927
Wireless Telecommunication Services 3.9%
China Mobile Ltd	China	1,821,000	16,693,119
SoftBank Group Corp	Japan	464,700	34,765,586
Vodafone Group PLC, ADR	United Kingdom	434,503	12,087,873
			63,546,578
Total Common Stocks (Cost $1,263,462,870)			1,562,357,190

|84

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $40,815,227) 2.6%
Money Market Funds 2.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	United States	40,815,227	$40,815,227
Total Investments (Cost $1,304,278,097) 99.6%			1,603,172,417
Other Assets, less Liabilities 0.4%			7,205,249
Net Assets 100.0%			$1,610,377,666

See Abbreviations on page 116.

aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|85

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)

Templeton Global Bond VIP Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 60.6%
Argentina 3.5%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	64,168,000		ARS	$3,148,784
18.20%, 10/03/21	808,373,000		ARS	40,408,161
16.00%, 10/17/23	246,819,000		ARS	11,926,432
senior note, 15.50%, 10/17/26	1,067,286,000		ARS	52,221,245
Government of Argentina,
3.75%, 2/08/19	34,010,000		ARS	1,779,649
[a] FRN, 24.938%, (ARS Badlar + 2.00%), 4/03/22	24,036,000		ARS	1,226,874
				110,711,145
Brazil 10.2%
Letra Tesouro Nacional,
Strip, 1/01/19	38,960	[b]	BRL	11,267,251
Strip, 7/01/19	102,840	[b]	BRL	28,771,639
Strip, 7/01/20	118,041	[b]	BRL	30,308,779
Strip, 7/01/21	24,360	[b]	BRL	5,699,242
Nota Do Tesouro Nacional,
10.00%, 1/01/21	38,520	[b]	BRL	12,225,278
10.00%, 1/01/23	522,145	[b]	BRL	164,628,585
10.00%, 1/01/25	69,029	[b]	BRL	21,585,640
10.00%, 1/01/27	40,733	[b]	BRL	12,648,614
[c] Index Linked, 6.00%, 5/15/19	2,087	[b]	BRL	2,016,117
[c] Index Linked, 6.00%, 8/15/22	18,002	[b]	BRL	17,745,201
[c] Index Linked, 6.00%, 5/15/23	4,510	[b]	BRL	4,504,005
[c] Index Linked, 6.00%, 8/15/24	3,110	[b]	BRL	3,139,491
senior note, 10.00%, 1/01/19	21,390	[b]	BRL	6,643,000
				321,182,842
Colombia 4.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,386,000,000		COP	900,699
senior bond, 4.375%, 3/21/23	362,000,000		COP	121,972
senior bond, 9.85%, 6/28/27	576,000,000		COP	260,367
Titulos de Tesoreria,
B, 5.00%, 11/21/18	2,882,000,000		COP	1,036,534
B, 7.75%, 9/18/30	140,945,200,000		COP	55,208,178
B, 7.00%, 6/30/32	5,967,000,000		COP	2,167,845
senior bond, B, 11.25%, 10/24/18	5,135,000,000		COP	1,911,470
senior bond, B, 11.00%, 7/24/20	9,167,000,000		COP	3,694,769
senior bond, B, 7.00%, 5/04/22	10,237,000,000		COP	3,865,102
senior bond, B, 10.00%, 7/24/24	40,977,000,000		COP	17,640,140
senior bond, B, 7.50%, 8/26/26	77,594,200,000		COP	29,835,909
senior bond, B, 6.00%, 4/28/28	42,303,600,000		COP	14,640,379
senior note, B, 7.00%, 9/11/19	4,056,000,000		COP	1,498,992
				132,782,356
Ghana 1.8%
Government of Ghana,
24.75%, 3/01/21	80,000		GHS	21,701
24.50%, 6/21/21	80,000		GHS	21,927
24.75%, 7/19/21	80,000		GHS	22,060
18.75%, 1/24/22	26,840,000		GHS	6,584,528
19.75%, 3/25/24	26,840,000		GHS	7,068,771

Quarterly Statement of Investments | See Notes to Statements of Investments. | 86

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
19.00%, 11/02/26	80,510,000		GHS	$21,226,556
senior bond, 19.75%, 3/15/32	80,510,000		GHS	22,075,804
senior note, 21.50%, 3/09/20	520,000		GHS	127,805
				57,149,152
India 8.2%
Government of India,
senior bond, 7.80%, 5/03/20	270,800,000		INR	4,232,407
senior bond, 8.20%, 2/15/22	500,000,000		INR	7,925,516
senior bond, 8.35%, 5/14/22	212,700,000		INR	3,390,003
senior bond, 8.08%, 8/02/22	1,783,000,000		INR	28,209,817
senior bond, 8.13%, 9/21/22	28,000,000		INR	443,279
senior bond, 9.15%, 11/14/24	2,409,000,000		INR	39,807,786
senior note, 7.28%, 6/03/19	28,000,000		INR	433,197
senior note, 8.27%, 6/09/20	1,222,000,000		INR	19,292,268
senior note, 8.12%, 12/10/20	844,000,000		INR	13,315,537
senior note, 7.80%, 4/11/21	1,980,300,000		INR	30,993,527
senior note, 8.79%, 11/08/21	653,000,000		INR	10,533,241
senior note, 8.15%, 6/11/22	1,621,000,000		INR	25,629,301
senior note, 6.84%, 12/19/22	98,000,000		INR	1,477,789
senior note, 7.16%, 5/20/23	133,700,000		INR	2,032,881
senior note, 8.83%, 11/25/23	2,983,900,000		INR	48,719,849
senior note, 7.68%, 12/15/23	1,376,000,000		INR	21,394,724
				257,831,122
Indonesia 4.3%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	324,406,000,000		IDR	28,121,880
senior bond, FR35, 12.90%, 6/15/22	71,229,000,000		IDR	6,434,671
senior bond, FR39, 11.75%, 8/15/23	5,491,000,000		IDR	494,150
senior bond, FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,255,846
senior bond, FR43, 10.25%, 7/15/22	147,832,000,000		IDR	12,337,231
senior bond, FR44, 10.00%, 9/15/24	4,454,000,000		IDR	382,627
senior bond, FR46, 9.50%, 7/15/23	226,780,000,000		IDR	18,802,239
senior bond, FR47, 10.00%, 2/15/28	12,000,000		IDR	1,063
senior bond, FR52, 10.50%, 8/15/30	6,960,000,000		IDR	648,597
senior bond, FR59, 7.00%, 5/15/27	47,752,000,000		IDR	3,543,676
senior bond, FR61, 7.00%, 5/15/22	244,849,000,000		IDR	18,334,758
senior bond, FR63, 5.625%, 5/15/23	258,951,000,000		IDR	18,610,058
senior bond, FR64, 6.125%, 5/15/28	37,000,000		IDR	2,592
senior bond, FR68, 8.375%, 3/15/34	81,180,000,000		IDR	6,425,397
senior bond, FR70, 8.375%, 3/15/24	78,915,000,000		IDR	6,277,538
senior bond, FR71, 9.00%, 3/15/29	51,222,000,000		IDR	4,296,097
senior bond, FR73, 8.75%, 5/15/31	85,845,000,000		IDR	7,078,392
				136,046,812
Mexico 19.0%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20.	3,814,000	[d]	MXN	21,342,383
senior bond, M, 6.50%, 6/10/21.	18,568,200	[d]	MXN	100,211,524
senior note, M, 4.75%, 6/14/18	6,801,300	[d]	MXN	37,228,204
senior note, M, 5.00%, 12/11/19	18,742,300	[d]	MXN	99,412,776

|87

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
Government of Mexico, (continued)
senior note, M 10, 8.50%, 12/13/18	60,159,700	[d]	MXN	$333,206,732
[e] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	466,231	[f]	MXN	2,554,364
Index Linked, 2.50%, 12/10/20	367,180	[f]	MXN	1,960,464
				595,916,447
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20.	11,090,000		PEN	3,840,188
Philippines 1.6%
Government of the Philippines,
senior note, 3.375%, 8/20/20	1,102,110,000		PHP	20,756,285
senior note, 5-72, 2.125%, 5/23/18	686,978,000		PHP	13,155,026
senior note, 7-51, 5.00%, 8/18/18	64,060,000		PHP	1,234,624
senior note, 7-56, 3.875%, 11/22/19	813,510,000		PHP	15,535,643
				50,681,578
South Korea 6.6%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18	8,710,000,000		KRW	8,202,320
senior note, 2.06%, 12/02/19	82,700,000,000		KRW	77,860,578
Korea Treasury Bond,
senior note, 1.75%, 12/10/18	107,140,000,000		KRW	100,912,895
senior note, 1.25%, 12/10/19	18,280,000,000		KRW	16,985,191
senior note, 3.00%, 3/10/23	3,919,000,000		KRW	3,782,728
				207,743,712
[g] Supranational 0.4%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	200,000,000		MXN	10,982,889
Ukraine 0.7%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	29,978,000			20,988,347
Total Foreign Government and Agency Securities
(Cost $1,845,119,997)				1,905,856,590

Short Term Investments 34.5%
Foreign Government and Agency Securities 3.6%
Argentina 0.7%
Letras del Banco Central de la Republica Argentina, Strip, 6/21/18 - 10/17/18	464,465,585		ARS	21,143,753
Mexico 1.1%
[k] Mexico Treasury Bill, 6/21/18 - 12/06/18	68,856,760	[l]	MXN	36,335,357
South Korea 1.8%
Korea Monetary Stabilization Bond, senior note, 1.61%, 10/08/18	60,000,000,000		KRW	56,496,336
Total Foreign Government and Agency Securities (Cost $111,335,976)				113,975,446

|88

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*	Value

Short Term Investments (continued)
U.S. Government and Agency Securities 3.0%
United States 3.0%
[k] U.S. Treasury Bill, 9/13/18 - 2/28/19	76,809,000	$75,751,042
U.S. Treasury Note,
1.50%, 8/31/18	8,602,000	8,588,474
2.75%, 2/15/19	8,339,000	8,384,999
Total U.S. Government and Agency Securities (Cost $92,707,635)		92,724,515
Total Investment before Money Market Funds and Repurchase
Agreements (Cost $2,049,163,608)		2,112,556,551

	Shares

Money Market Funds (Cost $769,888,894) 24.5%
United States 24.5%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	769,888,894	769,888,894

	Principal
	Amount*

Repurchase Agreements (Cost $106,020,687) 3.4%
United States 3.4%
[o] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $106,041,528)
BNP Paribas Securities Corp. (Maturity Value $48,248,895)
Deutsche Bank Securities Inc. (Maturity Value $3,271,381)
HSBC Securities (USA) Inc. (Maturity Value $54,280,538)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $240,714)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 -
2/05/20; [k]U.S. Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% -
3.50%, 11/30/19 - 3/31/22 (valued at $108,212,637)	106,020,687	106,020,687
Total Investments (Cost $2,925,073,189) 95.1%		2,988,466,132
Other Assets, less Liabilities 4.9%.		154,724,630
Net Assets 100.0%		$3,143,190,762

|89

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity and coupon payment is adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hNon-income producing.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 9 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day effective yield at period end.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	206,375,000	53,420,739	EUR	4/03/18	$—	$(3,300,213)
Brazilian Real	CITI	Sell	206,375,000	49,981,836	EUR	4/03/18	—	(932,349)
Euro	GSCO	Buy	13,037,050	16,098,149		4/03/18	—	(52,301)
Euro	GSCO	Sell	13,037,050	15,941,444		4/03/18	—	(104,405)
Japanese Yen	JPHQ	Sell	2,831,950,000	25,361,920		4/06/18	—	(1,266,281)
Euro	BOFA	Sell	2,643,000	3,206,725		4/09/18	—	(47,640)
Euro	JPHQ	Sell	32,859,900	39,935,951		4/09/18	—	(524,930)
Euro	SCNY	Sell	2,400,751	2,912,279		4/09/18	—	(43,801)
Euro	UBSW	Sell	8,311,299	10,084,099		4/09/18	—	(149,726)
Euro	BZWS	Sell	7,003,000	8,433,363		4/10/18	—	(190,150)
Euro	GSCO	Sell	8,105,300	9,756,917		4/10/18	—	(223,970)
Euro	HSBK	Sell	33,800,018	40,694,546		4/10/18	—	(926,884)
Euro	JPHQ	Sell	9,220,500	11,093,921		4/10/18	—	(260,226)
Euro	SCNY	Sell	15,572,000	18,753,951		4/10/18	—	(421,450)
Japanese Yen	SCNY	Sell	415,980,000	3,729,090		4/10/18	—	(183,261)
South Korean Won	HSBK	Buy	47,242,119,023	44,125,317		4/10/18	346,686	—
South Korean Won	HSBK	Sell	47,242,119,023	44,551,225		4/10/18	79,223	—
Euro	JPHQ	Sell	6,147,005	7,374,132		4/11/18	—	(195,846)
Indian Rupee	JPHQ	Buy	82,107,000	1,282,922		4/11/18	—	(23,293)
Japanese Yen	BZWS	Sell	1,712,605,900	15,348,971		4/11/18	—	(759,346)
Japanese Yen	HSBK	Sell	2,816,800,000	25,217,547		4/11/18	—	(1,276,527)
Euro	DBAB	Sell	25,440,500	30,610,137		4/12/18	—	(721,829)
Euro	JPHQ	Sell	7,171,498	8,900,009		4/12/18	67,748	—
Japanese Yen	CITI	Sell	261,800,000	2,410,348		4/13/18	—	(52,382)
Japanese Yen	DBAB	Sell	1,406,600,000	12,955,816		4/13/18	—	(275,954)
Euro	BOFA	Sell	17,769,000	21,529,098		4/16/18	—	(361,059)
Euro	GSCO	Sell	1,789,884	2,187,470		4/16/18	—	(17,540)
Euro	HSBK	Sell	8,692,000	10,529,011		4/16/18	—	(178,921)

|90

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	5,636,000	6,827,732	4/16/18	$—	$(115,423)
Euro	SCNY	Sell	657,000	795,561	4/16/18	—	(13,816)
Euro	BOFA	Sell	561,829	685,544	4/17/18	—	(6,639)
Euro	JPHQ	Sell	15,313,111	18,691,796	4/17/18	—	(174,225)
Euro	GSCO	Sell	1,898,500	2,335,345	4/18/18	—	(3,807)
Euro	JPHQ	Sell	32,873,792	40,446,270	4/18/18	—	(57,705)
Japanese Yen	BOFA	Sell	700,840,000	6,454,774	4/18/18	—	(140,043)
South Korean Won	HSBK	Buy	5,991,000,000	5,604,041	4/18/18	36,821	—
South Korean Won	HSBK	Sell	5,991,000,000	5,243,764	4/18/18	—	(397,099)
Euro	MSCO	Sell	30,744,500	38,028,487	4/19/18	145,321	—
Indian Rupee	JPHQ	Buy	358,075,000	5,548,110	4/19/18	—	(58,317)
Japanese Yen	JPHQ	Sell	1,886,055,000	16,857,989	4/20/18	—	(891,786)
Euro	DBAB	Sell	4,518,681	5,561,231	4/23/18	—	(8,247)
Euro	JPHQ	Sell	14,818,028	18,252,995	4/23/18	—	(10,891)
Euro	UBSW	Sell	11,641,500	14,335,692	4/23/18	—	(12,980)
Japanese Yen	CITI	Sell	1,866,452,000	17,602,226	4/23/18	33,621	—
Japanese Yen	JPHQ	Sell	917,650,000	8,567,961	4/23/18	—	(69,728)
Euro	DBAB	Sell	14,940,282	18,387,005	4/24/18	—	(28,879)
Euro	JPHQ	Sell	300,000	369,657	4/24/18	—	(133)
South Korean Won	HSBK	Buy	41,483,000,000	38,792,869	4/24/18	271,696	—
South Korean Won	HSBK	Sell	59,965,000,000	56,107,602	4/24/18	—	(361,473)
Indian Rupee	DBAB	Buy	79,271,000	1,196,995	4/25/18	17,752	—
Indian Rupee	JPHQ	Buy	200,268,000	3,111,813	4/25/18	—	(42,910)
Japanese Yen	MSCO	Sell	287,615,000	2,735,569	4/26/18	27,785	—
Indian Rupee	DBAB	Buy	838,950,988	12,659,589	4/27/18	194,404	—
Japanese Yen	GSCO	Sell	944,420,000	8,369,327	4/27/18	—	(522,580)
Euro	BZWS	Sell	22,495,166	27,990,734	4/30/18	250,463	—
Euro	CITI	Sell	77,832,770	96,755,473	4/30/18	774,753	—
Euro	GSCO	Sell	2,227,000	2,783,750	4/30/18	37,489	—
Euro	SCNY	Sell	12,300,264	15,280,065	4/30/18	111,798	—
South Korean Won	HSBK	Sell	15,755,000,000	13,995,736	4/30/18	—	(843,020)
Euro	GSCO	Sell	21,051,000	26,412,058	5/02/18	448,872	—
Euro	HSBK	Sell	25,974,891	32,591,007	5/02/18	554,955	—
Euro	JPHQ	Sell	11,263,000	14,120,536	5/02/18	229,349	—
Indian Rupee	HSBK	Buy	679,529,000	10,563,667	5/02/18	—	(158,455)
Euro	GSCO	Sell	13,037,050	16,132,046	5/03/18	51,660	—
Indonesian Rupiah	JPHQ	Buy	1,721,000,000,000	123,991,355	5/03/18	1,094,198	—
Euro	BOFA	Sell	44,580,864	55,792,951	5/07/18	789,093	—
Euro	DBAB	Sell	16,272,207	20,340,113	5/07/18	263,469	—
Euro	DBAB	Sell	13,483,000	16,655,617	5/09/18	17,852	—
Japanese Yen	CITI	Sell	341,992,119	3,022,801	5/09/18	—	(199,757)
Euro	CITI	Sell	37,063,039	45,696,503	5/14/18	—	(55,379)
Euro	HSBK	Sell	1,800,000	2,223,819	5/14/18	1,837	—
Euro	JPHQ	Sell	7,171,498	8,919,895	5/14/18	67,153	—
Euro	JPHQ	Sell	8,370,000	10,319,959	5/14/18	—	(12,255)
Japanese Yen	CITI	Sell	493,314,665	4,392,105	5/14/18	—	(257,945)
Japanese Yen	JPHQ	Sell	335,950,000	2,994,474	5/14/18	—	(172,236)
Australian Dollar	JPHQ	Sell	50,143,500	38,272,277	5/15/18	—	(232,311)
Euro	DBAB	Sell	5,008,730	6,228,807	5/15/18	45,405	—
Japanese Yen	GSCO	Sell	490,555,000	4,367,944	5/15/18	—	(256,411)

|91

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	413,563,000	3,697,479	5/15/18	$—	$(201,089)
Japanese Yen	SCNY	Sell	366,681,000	3,274,551	5/15/18	—	(182,070)
South Korean Won	CITI	Buy	11,823,000,000	11,110,965	5/15/18	28,656	—
South Korean Won	CITI	Sell	11,823,000,000	10,619,779	5/15/18	—	(519,842)
Euro	BOFA	Sell	10,503,638	13,104,549	5/16/18	136,594	—
Indian Rupee	HSBK	Buy	402,232,000	6,021,248	5/16/18	126,814	—
Japanese Yen	CITI	Sell	366,680,000	3,263,410	5/16/18	—	(193,440)
Japanese Yen	JPHQ	Sell	355,193,000	3,163,711	5/16/18	—	(184,846)
Japanese Yen	SCNY	Sell	340,600,700	3,030,174	5/16/18	—	(180,814)
South Korean Won	HSBK	Sell	75,818,000,000	67,830,910	5/17/18	—	(3,608,340)
Japanese Yen	BOFA	Sell	1,105,661,700	9,924,259	5/18/18	—	(500,719)
Japanese Yen	CITI	Sell	1,599,298,500	14,346,508	5/18/18	—	(732,835)
South Korean Won	DBAB	Sell	13,920,000,000	12,530,381	5/18/18	—	(586,021)
Euro	JPHQ	Sell	14,818,028	18,614,258	5/21/18	312,967	—
Euro	SCNY	Sell	4,975,000	6,241,809	5/21/18	97,339	—
Euro	UBSW	Sell	1,922,305	2,412,166	5/21/18	37,986	—
Japanese Yen	BOFA	Sell	1,102,846,375	10,045,282	5/21/18	—	(355,293)
Japanese Yen	CITI	Sell	1,599,308,500	14,295,751	5/21/18	—	(786,792)
Japanese Yen	DBAB	Sell	1,635,382,000	15,032,676	5/21/18	—	(390,063)
Japanese Yen	HSBK	Sell	1,106,730,400	10,102,514	5/21/18	—	(334,690)
South Korean Won	CITI	Buy	19,797,000,000	18,607,357	5/21/18	48,173	—
South Korean Won	CITI	Sell	19,797,000,000	18,356,901	5/21/18	—	(298,629)
Australian Dollar	CITI	Sell	13,307,000	10,500,421	5/22/18	281,978	—
Euro	BOFA	Sell	7,066,000	8,772,439	5/22/18	44,798	—
Euro	DBAB	Sell	8,405,717	10,442,422	5/22/18	60,016	—
Euro	HSBK	Sell	19,488,000	24,200,783	5/22/18	129,983	—
Euro	JPHQ	Sell	28,236,000	35,081,253	5/22/18	205,274	—
Euro	UBSW	Sell	678,250	842,929	5/22/18	5,182	—
Japanese Yen	BOFA	Sell	1,105,842,500	10,134,187	5/22/18	—	(295,359)
Japanese Yen	CITI	Sell	376,247,000	3,384,374	5/22/18	—	(164,129)
Japanese Yen	HSBK	Sell	1,621,372,000	15,219,863	5/22/18	—	(71,803)
Japanese Yen	JPHQ	Sell	1,851,537,000	17,220,265	5/22/18	—	(242,159)
Japanese Yen	SCNY	Sell	937,086,000	8,427,881	5/24/18	—	(411,284)
Japanese Yen	BOFA	Sell	1,085,075,000	9,936,584	5/25/18	—	(299,206)
Euro	JPHQ	Sell	4,730,771	5,870,414	5/29/18	24,079	—
Japanese Yen	HSBK	Sell	1,339,587,000	12,517,008	5/29/18	—	(123,185)
Japanese Yen	JPHQ	Sell	1,130,199,000	10,641,073	5/29/18	—	(23,359)
Japanese Yen	MSCO	Sell	287,615,000	2,741,410	5/29/18	27,507	—
South Korean Won	HSBK	Sell	35,277,000,000	32,605,019	5/30/18	—	(645,997)
Euro	BOFA	Sell	33,910,663	42,079,741	5/31/18	165,464	—
Euro	BZWS	Sell	22,495,166	27,886,132	5/31/18	81,644	—
Euro	DBAB	Sell	14,781,916	18,307,699	5/31/18	36,946	—
Euro	GSCO	Sell	3,469,000	4,298,889	5/31/18	11,133	—
Euro	SCNY	Sell	12,544,218	15,526,104	5/31/18	21,193	—
Japanese Yen	BZWS	Sell	1,920,010,000	18,108,177	5/31/18	—	(11,469)
Japanese Yen	DBAB	Sell	685,950,000	6,457,823	5/31/18	—	(15,669)
Euro	BOFA	Sell	2,694,506	3,327,338	6/01/18	—	(3,411)
Japanese Yen	DBAB	Sell	229,660,000	2,150,224	6/01/18	—	(17,297)
Japanese Yen	HSBK	Sell	1,247,125,000	11,688,144	6/01/18	—	(82,166)
Euro	GSCO	Sell	13,037,050	16,012,496	6/04/18	—	(107,054)

|92

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	GSCO	Sell	127,700,540	96,596,519		6/05/18	$—	$(1,470,550)
Japanese Yen	JPHQ	Sell	848,300,000	7,974,993		6/05/18	—	(33,564)
South Korean Won	HSBK	Sell	42,561,000,000	39,800,814		6/05/18	—	(323,819)
Euro	UBSW	Sell	6,231,299	7,720,673		6/06/18	14,724	—
Japanese Yen	HSBK	Sell	400,800,000	3,824,427		6/06/18	40,313	—
Euro	BOFA	Sell	11,879,864	14,720,696		6/07/18	28,186	—
Euro	GSCO	Sell	2,045,000	2,537,456		6/07/18	8,288	—
South Korean Won	GSCO	Sell	44,346,000,000	41,055,409		6/07/18	—	(754,802)
Japanese Yen	CITI	Sell	1,370,500,000	12,339,399		6/08/18	—	(601,934)
Japanese Yen	HSBK	Sell	1,026,200,000	9,202,143		6/11/18	—	(490,164)
Australian Dollar	JPHQ	Sell	20,973,000	16,440,735		6/12/18	333,958	—
Euro	JPHQ	Sell	7,171,498	8,937,931		6/12/18	64,749	—
Japanese Yen	CITI	Sell	2,595,800,000	23,119,194		6/12/18	—	(1,399,544)
Australian Dollar	CITI	Sell	58,003,000	45,470,872		6/13/18	925,658	—
Euro	DBAB	Sell	25,440,500	31,554,488		6/13/18	74,676	—
Japanese Yen	CITI	Sell	310,702,000	2,769,674		6/13/18	—	(165,290)
Japanese Yen	DBAB	Sell	595,700,000	5,606,958		6/13/18	—	(20,163)
Japanese Yen	HSBK	Sell	1,798,900,000	16,034,406		6/13/18	—	(958,421)
Japanese Yen	JPHQ	Sell	1,666,680,000	14,858,055		6/13/18	—	(885,792)
Indian Rupee	DBAB	Buy	258,123,000	3,930,308		6/14/18	1,517	—
South Korean Won	DBAB	Sell	13,919,000,000	13,033,382		6/14/18	—	(92,735)
Australian Dollar	JPHQ	Sell	50,143,500	39,578,766		6/15/18	1,069,054	—
Euro	JPHQ	Sell	14,818,028	18,467,337		6/15/18	128,537	—
Japanese Yen	JPHQ	Sell	702,800,000	6,277,803		6/15/18	—	(361,980)
Euro	BOFA	Sell	10,503,638	13,081,966		6/18/18	79,333	—
Japanese Yen	HSBK	Sell	1,455,540,000	13,558,826		6/18/18	—	(195,569)
Japanese Yen	MSCO	Sell	300,000,000	2,681,876		6/18/18	—	(153,030)
Euro	GSCO	Sell	1,789,884	2,222,803		6/19/18	6,886	—
Indian Rupee	CITI	Buy	69,318,000	1,054,587		6/19/18	701	—
Japanese Yen	BZWS	Sell	981,707,504	9,312,478		6/19/18	34,973	—
Japanese Yen	DBAB	Sell	1,453,310,000	13,399,996		6/19/18	—	(334,330)
Euro	GSCO	Sell	3,692,733	4,574,003		6/20/18	1,927	—
Euro	UBSW	Sell	1,922,305	2,386,186		6/20/18	6,126	—
Japanese Yen	CITI	Sell	286,112,008	2,722,413		6/20/18	18,349	—
Japanese Yen	CITI	Sell	1,086,780,000	9,949,464		6/20/18	—	(321,766)
South Korean Won	CITI	Buy	1,680,000,000	1,580,011		6/20/18	4,604	—
South Korean Won	CITI	Sell	5,895,000,000	5,541,976		6/20/18	—	(18,322)
South Korean Won	HSBK	Sell	7,007,000,000	6,591,102		6/20/18	—	(18,060)
Japanese Yen	DBAB	Sell	725,287,000	6,883,273		6/22/18	27,534	—
Japanese Yen	DBAB	Sell	1,455,820,000	13,275,761		6/22/18	—	(485,304)
Japanese Yen	BZWS	Sell	983,714,840	9,381,221		6/26/18	79,985	—
Japanese Yen	JPHQ	Sell	285,510,329	2,724,075		6/26/18	24,514	—
South Korean Won	HSBK	Sell	8,274,880,977	7,762,917		6/27/18	—	(43,943)
Japanese Yen	JPHQ	Sell	1,130,199,000	10,821,308		6/28/18	133,470	—
Euro	BOFA	Sell	33,910,662	42,350,348		6/29/18	332,835	—
Euro	DBAB	Sell	14,776,109	18,454,696		6/29/18	146,136	—
Euro	GSCO	Sell	3,469,000	4,332,434		6/29/18	34,118	—
Japanese Yen	JPHQ	Sell	172,207,000	1,631,181		6/29/18	2,569	—
Brazilian Real	CITI	Buy	206,375,000	49,201,335	EUR	7/05/18	897,659	—
Japanese Yen	DBAB	Sell	770,370,000	6,919,077		7/11/18	—	(372,928)

|93

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	138,680,000	1,257,162	7/12/18	$—	$(55,622)
Japanese Yen	BZWS	Sell	2,516,120,000	22,820,294	7/17/18	—	(1,006,715)
Japanese Yen	HSBK	Sell	536,380,000	4,867,332	7/17/18	—	(212,049)
Indian Rupee	DBAB	Buy	1,228,359,494	18,834,093	7/19/18	—	(195,097)
Japanese Yen	JPHQ	Sell	652,895,000	5,940,269	7/23/18	—	(245,194)
Indonesian Rupiah	HSBK	Buy	424,000,000,000	31,454,006	7/27/18	—	(870,466)
Japanese Yen	DBAB	Sell	9,266,366,552	86,107,180	7/30/18	—	(1,726,463)
Japanese Yen	JPHQ	Sell	490,100,000	4,555,743	7/30/18	—	(89,796)
Japanese Yen	BZWS	Sell	1,079,470,000	10,027,822	7/31/18	—	(204,962)
Indian Rupee	JPHQ	Buy	378,455,000	5,834,502	8/06/18	—	(103,086)
Indian Rupee	HSBK	Buy	240,033,500	3,695,381	8/08/18	—	(61,043)
Japanese Yen	JPHQ	Sell	1,719,500,000	15,884,747	8/08/18	—	(424,726)
Japanese Yen	SCNY	Sell	1,720,000,000	15,925,484	8/08/18	—	(388,732)
Japanese Yen	BZWS	Sell	1,720,220,000	15,901,461	8/09/18	—	(416,037)
Japanese Yen	CITI	Sell	366,860,000	3,391,372	8/09/18	—	(88,553)
Japanese Yen	CITI	Sell	751,731,000	6,950,368	8/13/18	—	(182,420)
Japanese Yen	CITI	Sell	493,314,665	4,417,414	8/14/18	—	(263,739)
Japanese Yen	JPHQ	Sell	2,553,380,000	23,997,594	8/15/18	—	(233,667)
Japanese Yen	JPHQ	Sell	353,873,000	3,336,096	8/16/18	—	(22,362)
Japanese Yen	DBAB	Sell	371,821,000	3,518,700	8/27/18	—	(12,943)
Japanese Yen	HSBK	Sell	1,026,200,000	9,257,472	9/11/18	—	(500,355)
Japanese Yen	GSCO	Sell	1,205,250,280	11,494,996	9/18/18	28,737	—
Japanese Yen	HSBK	Sell	1,035,240,000	9,878,244	9/18/18	29,394	—
Japanese Yen	BZWS	Sell	1,689,110,000	15,356,662	1/11/19	—	(867,084)
Japanese Yen	GSCO	Sell	329,010,000	2,990,185	1/11/19	—	(169,926)
Japanese Yen	JPHQ	Sell	2,831,950,000	25,730,614	1/11/19	—	(1,470,005)
Japanese Yen	JPHQ	Sell	708,450,000	6,511,489	1/16/19	—	(295,793)
Japanese Yen	SCNY	Sell	707,660,000	6,540,296	1/22/19	—	(262,618)
Japanese Yen	BZWS	Sell	735,200,000	6,802,746	1/24/19	—	(266,032)
Japanese Yen	DBAB	Sell	858,140,000	7,912,844	1/24/19	—	(337,975)
Japanese Yen	JPHQ	Sell	7,105,349,700	65,733,367	1/24/19	—	(2,582,933)
Japanese Yen	CITI	Sell	913,412,000	8,480,447	1/25/19	—	(302,492)
Japanese Yen	JPHQ	Sell	1,407,000,000	13,052,069	1/25/19	—	(476,980)
Japanese Yen	HSBK	Sell	1,162,462,488	10,918,216	1/31/19	—	(264,775)
Japanese Yen	JPHQ	Sell	1,723,960,000	16,157,682	2/12/19	—	(442,707)
Japanese Yen	CITI	Sell	1,182,704,670	11,163,647	2/14/19	—	(226,678)
Japanese Yen	CITI	Sell	683,420,000	6,520,250	2/15/19	—	(62,113)
Total Forward Exchange Contracts						$12,422,639	$(53,997,912)
Net unrealized appreciation (depreciation)							$(41,575,273)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|94

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.558%	Semi-Annual		3/04/21	$3,240,000	$(88,397)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.775%	Semi-Annual		10/04/23	13,090,000	(168,046)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.795%	Semi-Annual		10/04/23	13,090,000	(182,813)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.765%	Semi-Annual		10/07/23	13,090,000	(157,913)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.731%	Semi-Annual		7/07/24	34,000,000	(104,101)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual		1/22/25	114,670,000	5,769,919
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual		1/23/25	143,340,000	6,703,359
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	84,590,000	3,943,535
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	21,150,000	1,034,629
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	17,910,000	871,984
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	28,210,000	1,602,577
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	7,460,000	(2,002,482)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.320%	Semi-Annual		2/28/41	5,600,000	(1,459,457)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,870,000	(480,562)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	6,370,000	(1,090,604)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual		10/04/43	6,370,000	(1,113,564)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual		10/07/43	6,370,000	(1,097,157)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	122,400,000	10,451,643
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	72,700,000	3,754,725
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	36,700,000	1,760,310
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	15,638,000	(575,760)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	15,638,000	(627,558)

|95

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	$15,638,000	$(683,335)
Total Centrally Cleared Swap Contracts					$26,060,932
OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$14,630,000	$(370,404)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	7,460,000	(1,981,544)
Total OTC Swap Contracts					$(2,351,948)
Total Interest Rate Swap Contracts.					$23,708,984

See Abbreviations on page 116.

|96

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2018 (unaudited)
Templeton Growth VIP Fund
	Country	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 1.7%
BAE Systems PLC	United Kingdom	2,698,452	$22,012,954
Air Freight & Logistics 1.0%
United Parcel Service Inc., B	United States	127,570	13,351,476
Automobiles 2.3%
Hero Motocorp Ltd	India	199,170	10,890,564
Hyundai Motor Co	South Korea	61,300	8,287,257
Nissan Motor Co. Ltd	Japan	1,013,110	10,525,323
			29,703,144
Banks 13.3%
Bangkok Bank PCL, fgn	Thailand	1,704,150	11,805,529
Bangkok Bank PCL, NVDR	Thailand	913,600	5,772,264
[a] Bank of Ireland Group PLC	Ireland	432,310	3,786,982
Barclays PLC	United Kingdom	2,662,560	7,714,505
BNP Paribas SA	France	243,927	18,082,905
Citigroup Inc	United States	421,450	28,447,875
Credit Agricole SA	France	626,216	10,188,046
HSBC Holdings PLC	United Kingdom	2,362,494	22,274,049
ING Groep NV	Netherlands	384,356	6,487,577
JPMorgan Chase & Co	United States	124,540	13,695,664
KB Financial Group Inc	South Korea	328,964	18,812,022
Standard Chartered PLC	United Kingdom	2,433,563	24,335,371
			171,402,789
Beverages 0.9%
Suntory Beverage & Food Ltd	Japan	232,900	11,331,040
Biotechnology 2.5%
Amgen Inc	United States	35,375	6,030,730
[a] Celgene Corp	United States	60,320	5,381,147
Gilead Sciences Inc	United States	283,260	21,354,972
			32,766,849
Building Products 0.5%
Compagnie de Saint-Gobain	France	124,650	6,582,226
Capital Markets 2.1%
Man Group PLC	United Kingdom	2,385,372	5,743,307
UBS Group AG	Switzerland	1,096,280	19,305,885
Value Partners Group Ltd	Hong Kong	2,079,300	1,936,561
			26,985,753
Chemicals 1.2%
Akzo Nobel NV.	Netherlands	169,645	16,039,513
Communications Equipment 2.0%
Cisco Systems Inc	United States	74,620	3,200,452
[a] CommScope Holding Co. Inc	United States	183,160	7,320,905
[b] Ericsson, B	Sweden	1,947,362	12,352,569
[a] NetScout Systems Inc	United States	86,600	2,281,910
			25,155,836
Construction Materials 0.2%
Taiheiyo Cement Corp	Japan	54,300	1,974,964

Quarterly Statement of Investments | See Notes to Statements of Investments. | 97

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Consumer Finance 1.7%
Ally Financial Inc	United States	160,390	$4,354,589
Capital One Financial Corp	United States	187,470	17,963,375
			22,317,964
Diversified Financial Services 0.6%
Voya Financial Inc	United States	157,941	7,976,021
Diversified Telecommunication Services 3.3%
China Telecom Corp. Ltd., ADR	China	179,195	7,970,594
China Telecom Corp. Ltd., H	China	2,006,000	884,308
Singapore Telecommunications Ltd	Singapore	9,169,600	23,686,821
Telefonica SA.	Spain	1,008,135	9,971,360
			42,513,083
Electrical Equipment 0.5%
Vestas Wind Systems AS	Denmark	96,450	6,851,822
Energy Equipment & Services 0.8%
Helmerich & Payne Inc	United States	161,290	10,735,462
Food & Staples Retailing 1.5%
Seven & i Holdings Co. Ltd	Japan	166,400	7,146,752
Walgreens Boots Alliance Inc	United States	193,060	12,639,638
			19,786,390
Health Care Equipment & Supplies 1.6%
[a] Arjo AB, B	Sweden	1,057,200	3,091,988
[a] Getinge AB, B	Sweden	1,057,200	12,030,873
Medtronic PLC	United States	74,440	5,971,577
			21,094,438
Health Care Providers & Services 2.1%
AmerisourceBergen Corp	United States	168,500	14,526,385
Cardinal Health Inc	United States	207,060	12,978,521
			27,504,906
Household Durables 1.4%
Panasonic Corp	Japan	1,255,690	17,973,034
Industrial Conglomerates 2.3%
CK Hutchison Holdings Ltd	Hong Kong	1,092,070	13,065,102
Siemens AG	Germany	127,032	16,201,891
			29,266,993
Insurance 5.0%
Aegon NV	Netherlands	2,921,736	19,712,093
American International Group Inc	United States	178,670	9,723,221
AXA SA.	France	685,098	18,232,019
China Life Insurance Co. Ltd., H	China	6,041,230	16,625,544
			64,292,877
Internet Software & Services 2.8%
[a] Alphabet Inc., A	United States	15,190	15,754,157
[a] Baidu Inc., ADR	China	89,180	19,904,084
			35,658,241
IT Services 0.5%
DXC Technology Co	United States	63,559	6,389,586

|98

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Leisure Products 0.7%
Mattel Inc	United States	645,440	$8,487,536
Life Sciences Tools & Services 0.5%
[a] QIAGEN NV.	Netherlands	205,690	6,652,284
Machinery 1.2%
[a] Navistar International Corp	United States	438,140	15,321,756
Media 4.5%
Comcast Corp., A	United States	455,054	15,549,195
SES SA, IDR	Luxembourg	1,571,620	21,270,413
Twenty-First Century Fox Inc., A.	United States	562,382	20,633,796
			57,453,404
Metals & Mining 2.7%
Barrick Gold Corp	Canada	865,310	10,773,109
MMC Norilsk Nickel PJSC, ADR	Russia	347,740	6,445,361
Sumitomo Metal Mining Co. Ltd	Japan	78,250	3,298,923
Wheaton Precious Metals Corp	Canada	686,882	13,979,959
			34,497,352
Multiline Retail 0.5%
Ryohin Keikaku Co. Ltd	Japan	19,340	6,497,323
Multi-Utilities 2.3%
innogy SE	Germany	280,300	13,285,369
Veolia Environnement SA	France	693,260	16,437,750
			29,723,119
Oil, Gas & Consumable Fuels 10.9%
Apache Corp	United States	333,330	12,826,538
BP PLC	United Kingdom	3,841,161	25,829,336
ConocoPhillips	United States	361,710	21,445,786
Eni SpA.	Italy	1,331,279	23,435,210
Galp Energia SGPS SA, B.	Portugal	544,170	10,261,155
Husky Energy Inc	Canada	719,150	10,281,935
Kunlun Energy Co. Ltd	China	7,347,140	6,337,292
Royal Dutch Shell PLC, B	United Kingdom	913,539	29,186,279
			139,603,531
Personal Products 1.3%
Coty Inc., A	United States	934,020	17,092,566
Pharmaceuticals 8.8%
Allergan PLC	United States	144,924	24,389,260
Eli Lilly & Co	United States	192,470	14,891,404
Merck KGaA	Germany	127,234	12,211,498
Perrigo Co. PLC	United States	192,570	16,048,784
Roche Holding AG	Switzerland	45,563	10,467,499
Sanofi	France	146,857	11,820,494
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,376,180	23,518,916
			113,347,855
Real Estate Management & Development 0.5%
Mitsui Fudosan Co. Ltd	Japan	255,300	6,202,013

|99

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Software 2.9%
Microsoft Corp	United States	142,079	$12,967,550
Oracle Corp	United States	519,600	23,771,700
			36,739,250
Specialty Retail 2.8%
Advance Auto Parts Inc	United States	154,170	18,276,854
Kingfisher PLC	United Kingdom	4,237,152	17,389,557
			35,666,411
Technology Hardware, Storage & Peripherals 3.7%
Apple Inc	United States	111,670	18,735,993
Samsung Electronics Co. Ltd	South Korea	12,510	29,004,630
			47,740,623
Wireless Telecommunication Services 2.6%
China Mobile Ltd	China	636,000	5,830,216
SoftBank Group Corp	Japan	154,450	11,554,863
Vodafone Group PLC	United Kingdom	5,744,853	15,655,303
			33,040,382
Total Common Stocks (Cost $1,063,665,310)			1,257,732,766

		Principal
		Amount
Corporate Bonds (Cost $6,438,441) 0.6%
Oil, Gas & Consumable Fuels 0.6%
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States $	6,893,000	7,297,964
Total Investments before Short Term Investments
(Cost $1,070,103,751)			1,265,030,730

Short Term Investments 2.4%
Time Deposits (Cost $16,800,000) 1.3%
Royal Bank of Canada, 1.64%, 4/02/18.	United States	16,800,000	16,800,000
		Shares

Investments from Cash Collateral Received for Loaned Securities
(Cost $13,436,798) 1.1%
Money Market Funds 1.1%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	United States	13,436,798	13,436,798
Total Investments (Cost $1,100,340,549) 100.7%			1,295,267,528
Other Assets, less Liabilities (0.7)%			(8,787,853)
Net Assets 100.0%			$1,286,479,675

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)

See Abbreviations on page 116.

aNon-income producing.
bA portion or all of the security is on loan at March 31, 2018.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
dSee Note 9 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Certain or all Funds invest in affiliated funds managed by Franklin Templeton (Underlying Funds) and/or exchange traded funds (ETFs).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At March 31, 2018, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows: Franklin Mutual Global Discovery VIP Fund $1,298,376 Franklin Mutual Shares VIP Fund $1,685,000 Franklin VolSmart Allocation VIP Fund $864,903

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Income VIP Fund - Options

Franklin Mutual Global Discovery VIP Fund - Futures and forwards

Franklin Mutual Shares VIP Fund - Futures and forwards

Franklin Strategic Income VIP Fund - Futures, forwards, swaps and VRI

Franklin VolSmart Allocation VIP Fund - Futures and swaps

Templeton Global Bond VIP Fund - Forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income VIP Fund and Franklin U.S Government Securities VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS (continued)

substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2018, Templeton Developing Markets VIP Fund had 8.6% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

6. RESTRICTED SECURITIES

At March 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Income VIP Fund
13,230,336	[a] CEVA Group PLC, senior secured note, first lien, 144A, PIK, 9.00%,
	9/01/20 (Value is 0.2% of Net Assets)	4/07/17 - 11/08/17	$12,168,949	$13,491,676
Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$595	$—
2,077,368	FIM Coinvestor Holdings I, LLC.	11/20/06 - 6/02/09	—	—
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	17,622
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	1,988,061
	Total Restricted Securities (Value is 0.3% of Net Assets)		$3,529,938	$2,005,683

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	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$1,754	$—
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
8,006,950	FIM Coinvestor Holdings I, LLC.	11/20/06 - 6/02/09	—	—
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	71,911
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	7,545,479
	Total Restricted Securities (Value is 0.2% of Net Assets)		$13,742,581	$7,617,390
Franklin Small-Mid Cap Growth VIP Fund
733,541	DraftKings Inc. (Value is 0.3% of Net Assets)	8/07/15	$2,800,003	$1,133,818
Franklin Strategic Income VIP Fund
14,792,309	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$114,768	$12,510
1,472,041	K2016470219 South Africa Ltd., B	2/01/17	1,093	1,245
1,121,170	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	2/08/13 - 12/29/17	1,945,334	22,253
195,633	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 12/29/17	190,100	64,359
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$2,251,295	$100,367

†Rounds to less than 0.01% of net assets.
aThe Fund also invests in unrestricted securities of the issuer, valued at $4,791,266 as of March 31, 2018.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares Held	at End		Realized	Unrealized
	at Beginning	Gross	Gross	at End	of	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.0% of Net
Assets)	6,400,507	—	—	6,400,507	$—	$—	$—	$—

8. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended March 31, 2018, were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Founding Funds Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1	20,134,973	34,985	(686,916)	19,483,042	$318,937,395	$—	$1,112,878	$(8,080,853)
Franklin Mutual Shares VIP Fund, Class 1	16,254,912	—	(628,304)	15,626,608	314,719,881	—	691,398	(9,441,646)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Founding Funds Allocation VIP Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Growth VIP Fund, Class 1	20,714,775	—	(807,705)	19,907,070	$314,133,564	$—	$5,306,722	$(14,005,172)
Total Affiliated Securities					$947,790,840	$—	$7,110,998	$(31,527,671)

Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	272,141	—	(2,439)	269,702	$19,556,112	$—	$20,000	$1,283,539
Franklin Income Fund, Class R6.	7,571,482	101,295	(67,391)	7,605,386	17,264,225	237,267	(6,739)	(679,999)
Franklin Low Duration Total Return Fund, Class R6 .	2,325,396	17,832	—	2,343,228	22,846,473	174,223	—	(163,139)
Franklin Strategic Income Fund, Class R6	1,907,939	19,229	—	1,927,168	18,635,713	187,218	—	(344,703)
Institutional Fiduciary Trust Money Market Portfolio,
1.24%.	6,861,620	9,321,847	(12,274,485)	3,908,982	3,908,982	11,196	—	—
Total Affiliated Securities					$82,211,505	$609,904	$13,261	$95,698

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	5,166,088	6,500,447	(6,041,229)	5,625,306	$5,625,306	$7,024	$—	$—
Franklin Income VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	352,824,455	378,095,680	(494,985,928)	235,934,207	$235,934,207	$695,457	$—	$—
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	—	12,652,000	(12,652,000)	—	$—	$—	$—	$—
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	—	64,318,000	(64,318,000)	—	$—	$—	$—	$—
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	13,833,792	68,330,409	(66,114,091)	16,050,110	$16,050,110	$40,011	$—	$—
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	43,492,005	71,495,749	(57,531,344)	57,456,410	$57,456,410	$131,760	$—	$—

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		FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
			NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	15,691,885	42,644,494	(40,326,482)	18,009,897	$18,009,897	$29,124	$—	$—
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	2,081,861	—	—	2,081,861	$20,610,422	$546,872	$—	$(208,186)
Franklin Middle Tier Floating Rate Fund	2,024,951	—	—	2,024,951	19,156,040	384,627	—	(344,242)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	10,018,679	39,764,112	(37,553,613)	12,229,178	12,229,178	38,237	—	—
Total Affiliated Securities.					$51,995,640	$969,736	$—	$(552,428)
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	1,128,203	15,088,108	(13,393,031)	2,823,280	$2,823,280	$6,287	$—	$—
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	25,636,178	126,646,665	(111,467,616)	40,815,227	$40,815,227	$108,773	$—	$—
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	664,514,279	227,926,263	(122,551,648)	769,888,894	$769,888,894	$1,812,811	$—	$—
Templeton Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	—	40,244,283	(26,807,485)	13,436,798	$13,436,798	$—	$—	$—

10. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2018, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2018, the net assets of FT Subsidiary were $6,176,492, representing 1.0% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at March 31, 2018, due to market events, Franklin Global Real Estate VIP Fund and Templeton Developing Markets VIP Fund employed fair value procedures to value $9,778,792 and $35,489,376, of their holdings respectively. Such procedures resulted in a temporary transfer of financial instruments from Level 1 to Level 2 within the fair value hierarchy.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$109,679,051	$—	$—	$109,679,051
Short Term Investments	5,625,306	—	—	5,625,306
Total Investments in Securities	$115,304,357	$—	$—	$115,304,357

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$947,790,840	$—	$—	$947,790,840

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Diversified REITs.	$14,669,160	$3,025,156	$—	$17,694,316
Industrial REITs	16,861,876	2,484,989	—	19,346,865
Office REITs	15,944,471	2,020,922	—	17,965,393
Retail REITs	24,702,930	2,247,725	—	26,950,655
All Other Equity Investments.	88,028,398	—	—	88,028,398
Short Term Investments	—	824,041	—	824,041
Total Investments in Securities	$160,206,835	$10,602,833	$—	$170,809,668

Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$92,942,235	$—	$—	$92,942,235
Equity-Linked Securities	—	9,726,789	—	9,726,789
Short Term Investments	—	1,781,611	—	1,781,611
Total Investments in Securities	$92,942,235	$11,508,400	$—	$104,450,635

| 110

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Financials	$419,487,318	$8,550,000	$—	$428,037,318
Industrials	124,397,500	17,268,428	—	141,665,928
All Other Equity Investments.	2,194,605,963	—	—	2,194,605,963
Equity-Linked Securities	—	438,636,280	—	438,636,280
Index-Linked Notes	—	13,929,460	—	13,929,460
Convertible Bonds	—	62,433,691	—	62,433,691
Corporate Bonds	—	1,951,112,652	—	1,951,112,652
Senior Floating Rate Interests	—	242,587,535	—	242,587,535
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	235,934,207	894,764	—	236,828,971
Total Investments in Securities	$2,974,424,988	$2,735,412,810	$—	$5,709,837,798

Liabilities:
Other Financial Instruments:
Options Written	$188,400	$—	$—	$188,400

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$121,159,396	$—	$—	$121,159,396
Short Term Investments	—	2,810,258	—	2,810,258
Total Investments in Securities	$121,159,396	$2,810,258	$—	$123,969,654

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$2,356,697	$—	$2,005,683	$4,362,380
All Other Equity Investments.	588,998,541	—	—	588,998,541
Corporate Notes and Senior Floating Rate
Interests.	—	9,041,469	—	9,041,469
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	11,354,235	—[c]	11,354,235
Companies in Liquidation	—	635,252	—[c]	635,252
Short Term Investments	15,441,278	5,800,000	—	21,241,278
Total Investments in Securities	$606,796,516	$26,830,956	$2,005,683	$635,633,155

Other Financial Instruments:
Futures Contracts	$150,676	$—	$—	$150,676
Forward Exchange Contracts	—	1,454,985	—	1,454,985
Total Other Financial Instruments	$150,676	$1,454,985	$—	$1,605,661

Liabilities:
Other Financial Instruments:
Securities Sold Short	$4,300,429	$—	$—	$4,300,429
Futures Contracts	185,241	—	—	185,241
Forward Exchange Contracts	—	786,150	—	786,150
Total Other Financial Instruments	$4,485,670	$786,150	$—	$5,271,820

| 111

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$16,815,518	$—	$7,617,390	$24,432,908
Machinery	8,602,437	22,797,217	—	31,399,654
All Other Equity Investments.	3,504,403,015	—	—[c]	3,504,403,015
Corporate Notes and Senior Floating Rate
Interests.	—	68,494,161	—	68,494,161
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	65,776,574	—[c]	65,776,574
Companies in Liquidation	—	5,936,479	—[c]	5,936,479
Short Term Investments	171,777,009	13,300,000	—	185,077,009
Total Investments in Securities	$3,701,597,979	$176,304,431	$7,617,390	$3,885,519,800

Other Financial Instruments:
Futures Contracts	$340,469	$—	$—	$340,469
Forward Exchange Contracts	—	1,781,072	—	1,781,072
Total Other Financial Instruments	$340,469	$1,781,072	$—	$2,121,541

Liabilities:
Other Financial Instruments:
Securities Sold Short	$26,958,557	$—	$—	$26,958,557
Futures Contracts	1,058,638	—	—	1,058,638
Forward Exchange Contracts	—	2,764,961	—	2,764,961
Total Other Financial Instruments	$28,017,195	$2,764,961	$—	$30,782,156

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,735,999,862	$—	$—	$1,735,999,862
Short Term Investments	16,050,110	—	—	16,050,110
Total Investments in Securities	$1,752,049,972	$—	$—	$1,752,049,972

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,243,029,843	$—	$—	$1,243,029,843
Corporate Bonds	—	12,067,078	—	12,067,078
Short Term Investments	57,456,410	—	—	57,456,410
Total Investments in Securities	$1,300,486,253	$12,067,078	$—	$1,312,553,331

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Consumer Discretionary	$62,862,980	$—	$1,133,818	$63,996,798
All Other Equity Investments.	366,870,115	—	—	366,870,115
Short Term Investments	18,009,897	—	—	18,009,897
Total Investments in Securities	$447,742,992	$—	$1,133,818	$448,876,810

| 112

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$343,871	$343,871
Energy.	1,224,695	149,599	823	1,375,117
Retailing	—	—	13,755	13,755
Transportation	—	438,372	—	438,372
All Other Equity Investments.	39,884,702	—	—	39,884,702
Convertible Bonds	—	651,898	—	651,898
Corporate Bonds:
Retailing	—	5,664,773	86,612	5,751,385
All Other Corporate Bonds	—	297,665,506	—	297,665,506
Senior Floating Rate Interests	—	71,627,725	—	71,627,725
Foreign Government and Agency Securities	—	37,897,509	—	37,897,509
U.S. Government and Agency Securities	—	37,780,759	—	37,780,759
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	88,799,664	—	88,799,664
Mortgage-Backed Securities	—	56,634,549	—	56,634,549
Municipal Bonds	—	6,431,997	—	6,431,997
Escrows and Litigation Trusts	—	35,625	—[c]	35,625
Short Term Investments	12,578,690	—	—	12,578,690
Total Investments in Securities	$53,688,087	$603,777,976	$445,061	$657,911,124

Other Financial Instruments:
Futures Contracts	$224,751	$—	$—	$224,751
Forward Exchange Contracts	—	1,522,028	—	1,522,028
Swap Contracts.	—	70,887	—	70,887
Total Other Financial Instruments	$224,751	$1,592,915	$—	$1,817,666

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$2,513,483	$—	$2,513,483
Swap Contracts.	—	200,395	—	200,395
Total Other Financial Instruments	$—	$2,713,878	$—	$2,713,878

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$12,820,905	$—	$12,820,905
Mortgage-Backed Securities	—	1,025,966,506	—	1,025,966,506
U.S. Government and Agency Securities	—	221,213,282	—	221,213,282
Short Term Investments	—	53,109,982	—	53,109,982
Total Investments in Securities	$—	$1,313,110,675	$—	$1,313,110,675

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$91,766,490	$—	$—	$91,766,490
Investments in Underlying Funds and Exchange
Traded Funds	86,662,695	—	—	86,662,695
Short Term Investments	3,908,982	—	—	3,908,982
Total Investments in Securities	$182,338,167	$—	$—	$182,338,167

Other Financial Instruments:
Futures Contracts	$89,333	$—	$—	$89,333
Swap Contracts.	—	93,181	—	93,181
Total Other Financial Instruments	$89,333	$93,181	$—	$182,514

| 113

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$—	$22,306,919	$—	$22,306,919
Indonesia	—	11,122,017	—	11,122,017
Mexico	5,521,036	1,182,251	—	6,703,287
Philippines	—	878,189	—	878,189
All Other Equity Investments.	321,743,994	—	—	321,743,994
Participatory Notes	—	2,058,697	—	2,058,697
Short Term Investments	2,823,280	—	—	2,823,280
Total Investments in Securities	$330,088,310	$37,548,073	$—	$367,636,383

Templeton Foreign VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Automobiles	$—	$8,423,907	$—	$8,423,907
All Other Equity Investments.	1,553,933,283	—	—	1,553,933,283
Short Term Investments	40,815,227	—	—	40,815,227
Total Investments in Securities	$1,594,748,510	$8,423,907	$—	$1,603,172,417

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$1,905,856,590	$—	$1,905,856,590
Short Term Investments	845,639,936	236,969,606	—	1,082,609,542
Total Investments in Securities	$845,639,936	$2,142,826,196	$—	$2,988,466,132

Other Financial Instruments:
Forward Exchange Contracts	$—	$12,422,639	$—	$12,422,639
Swap Contracts.	—	35,892,681	—	35,892,681
Total Other Financial Instruments	$—	$48,315,320	$—	$48,315,320

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$53,997,912	$—	$53,997,912
Swap Contracts.	—	12,183,697	—	12,183,697
Total Other Financial Instruments	$—	$66,181,609	$—	$66,181,609

Templeton Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Automobiles	$18,812,580	$10,890,564	$—	$29,703,144
All Other Equity Investments.	1,228,029,622	—	—	1,228,029,622
Corporate Bonds	—	7,297,964	—	7,297,964
Short Term Investments	13,436,798	16,800,000	—	30,236,798
Total Investments in Securities	$1,260,279,000	$34,988,528	$—	$1,295,267,528

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity investments.
cIncludes securities determined to have no value at March 31, 2018.

| 114

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets and liabilities for the three months ended March 31, 2018, are as follows:

											Net Change in
											Unrealized
											Appreciation
								Net	Net		(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period		Purchases	Sales	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$2,684,499		$—	$—	$—	$—	$—	$—	$(678,816)	$2,005,683	$(678,816)
Diversified Financial Services	4,224,121		—	(4,153,225)	—	—	—	(1,276,775)	1,205,879	—	—
Software	8,810		—	—	—	(19,836)	—	—	11,026	—	—
Companies in Liquidation	136,964	[c]	—	—	—	(118,073)	—	—	(18,891)	—[c]	—
Total Investments in Securities	$7,054,394		$—	$(4,153,225)	$—	$(137,909)	$—	$(1,276,775)	$519,198	$2,005,683	$(678,816)

aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common stocks as well as other equity investments.
cIncludes securities determined to have no value.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have material impact on the financial statements.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

| 115

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
BZWS	Barclays Bank PLC	COP	Colombian Peso	ARS	Auction Rate Security
CITI	Citigroup, N.A.	EUR	Euro	BADLAR	Argentina Deposit Rates Badlar Private
DBAB	Deutsche Bank AG	GBP	British Pound		Banks ARS
GSCO	Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi	CLO	Collateralized Loan Obligation
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah	CMT	Constant Maturity Treasury Index
JPHQ	JPMorgan Chase N.A.	INR	Indian Rupee	COF	Cost of Funds
MSCO	Morgan Stanley	KRW	South Korean Won	DIP	Debtor-In-Possession
SCNY	Standard Chartered Bank	MXN	Mexican Peso	EAFE	Europe, Australia & Far East
SSBT	State Street Bank	MYR	Malaysian Ringgit	FHLB	Federal Home Loan Bank
UBSW	UBS AG	PEN	Peruvian Nuevo Sol	FICO	Financing Corp.
		PHP	Philippine Peso	FNMA	Federal National Mortgage Association
		SEK	Swedish Krona	FRN	Floating Rate Note
		USD	United States Dollar	GDP	Gross Domestic Product
				GDR	Global Depositary Receipt
				GO	General Obligation
				HDC	Housing Development Corp.
				IDR	International Depositary Receipt
				L/C	Letter of Credit
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				NVDR	Non-Voting Depositary Receipt
				PC	Participation Certificate
				PIK	Payment-In-Kind
				PL	Project Loan
				PRIME	United States Prime Rate
				RDA	Redevelopment Agency/Authority
				REIT	Real Estate Investment Trust
				SBA	Small Business Administration
				SF	Single Family
				SPX B	S&P 500 Index Buy-Write
				SPX B DT	S&P 500 Index Buy-Write Distribution
				T-Note	Treasury Note
				TRA	Tax Receivable Agreement Right
				TVA	Tennessee Valley Authority
				VRI	Value Recovery Instruments

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
MCDX.NA.Series number	MCDX North America Index
VIX	Market Volatility Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 116

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

   Chief Executive Officer –

Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

   Chief Executive Officer –

Finance and Administration

Date May 24, 2018

By _/s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date May 24, 2018